Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio

Developing Growth Portfolio

Dividend Growth Portfolio

Fundamental Equity Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

Mid Cap Stock Portfolio

Short Duration Income Portfolio

Total Return Portfolio

For the period ended September 30, 2024

Schedule of Investments (unaudited)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 112.50%

ASSET-BACKED SECURITIES 2.58%

Automobiles 0.86%
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%		7/15/2027	$859,441	$851,934
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	425,000	426,610
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	470,000	475,558
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	210,315	210,314
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	1,900,000	1,955,717
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%		9/17/2029	1,565,000	1,578,673
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	3,118,000	3,092,463
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	1,310,000	1,347,267
Total					9,938,536

Credit Card 0.07%
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%		12/21/2026	824,917	816,760

Other 1.65%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,515,000	1,521,501
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	1,725,000	1,761,034
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	835,000	846,385
Cherry Securitization Trust Series 2024-1A Class A†(a)	5.70%		4/15/2032	1,455,000	1,458,646
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	833,939	848,023
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	741,825	735,498
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	468,025	441,453
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	700,000	728,654
Gracie Point International Funding Series 2023-1A Class A†	7.319% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	1,548,959	1,558,913

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	$343,275	$355,619
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class C†	7.673% (3 mo. USD Term SOFR + 2.35%)	#	4/22/2038	800,000	810,999
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	964,582	946,570
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	6.253% (3 mo. USD Term SOFR + 1.50%)	#	12/22/2031	1,595,000	1,598,497
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	520,735	535,141
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	650,000	676,490
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	735,000	761,354
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	735,000	738,615
Subway Funding LLC Series 2024-3A Class A2II†	5.566%		7/30/2054	735,000	738,380
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,240,462	1,077,267
Wingstop Funding LLC Series 2022-1A Class A2†	3.734%		3/5/2052	620,313	588,728
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	245,000	257,816
Total					18,985,583
Total Asset-Backed Securities (cost $29,572,033)					29,740,879

				Shares

COMMON STOCKS 6.17%

Aerospace & Defense 0.32%
AeroVironment, Inc.*				6,210	1,245,105
HEICO Corp.				4,561	1,192,610
Rolls-Royce Holdings PLC*				174,448	1,234,654
Total					3,672,369

Air Freight & Logistics 0.22%
CH Robinson Worldwide, Inc.				5,258	580,326
JD Logistics, Inc.†*				1,105,965	1,947,070
Total					2,527,396

Automobile Components 0.06%
Chassix Holdings, Inc.*				173,593	716,068

Automobiles 0.15%
Ferrari NV (Italy)(b)				3,641	1,711,671

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Broadline Retail 0.31%
Coupang, Inc.*	46,347	$1,137,819
eBay, Inc.	18,951	1,233,900
MercadoLibre, Inc. (Uruguay)*(b)	564	1,157,305
Total		3,529,024

Capital Markets 0.53%
Cohen & Steers, Inc.	12,269	1,177,211
Houlihan Lokey, Inc.	7,527	1,189,417
Interactive Brokers Group, Inc. Class A	8,819	1,229,016
Moody’s Corp.	2,489	1,181,254
TPG, Inc.	22,897	1,317,951
Total		6,094,849

Commercial Services & Supplies 0.10%
Cintas Corp.	5,654	1,164,046

Communications Equipment 0.11%
Arista Networks, Inc.*	3,185	1,222,467

Construction & Engineering 0.11%
EMCOR Group, Inc.	2,818	1,213,234

Construction Materials 0.10%
Eagle Materials, Inc.	4,068	1,170,160

Consumer Staples Distribution & Retail 0.20%
Casey’s General Stores, Inc.	3,046	1,144,413
Costco Wholesale Corp.	1,320	1,170,206
Total		2,314,619

Containers & Packaging 0.10%
International Paper Co.	24,449	1,194,334

Diversified Consumer Services 0.10%
Duolingo, Inc.*	4,279	1,206,764

Electrical Equipment 0.11%
GE Vernova, Inc.*	4,833	1,232,318

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	9,472	11,248

Electronic Equipment, Instruments & Components 0.11%
Coherent Corp.*	14,208	1,263,233

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Entertainment 0.33%
Netflix, Inc.*	1,732	$1,228,455
Sea Ltd. ADR*	14,525	1,369,417
Spotify Technology SA (Sweden)*(b)	3,360	1,238,261
Total		3,836,133

Financial Services 0.11%
PayPal Holdings, Inc.*	15,678	1,223,354

Ground Transportation 0.07%
U-Haul Holding Co.*(c)	10,844	840,193

Health Care Equipment & Supplies 0.30%
Boston Scientific Corp.*	13,661	1,144,792
Glaukos Corp.*	9,026	1,175,907
Intuitive Surgical, Inc.*	2,362	1,160,380
Total		3,481,079

Health Care Providers & Services 0.07%
Universal Health Services, Inc. Class B	3,271	749,092

Hotels, Restaurants & Leisure 0.10%
Flutter Entertainment PLC (Ireland)*(b)	5,055	1,199,450

Industrial Conglomerates 0.12%
3M Co.	10,410	1,423,047

Information Technology Services 0.20%
Gartner, Inc.*	2,264	1,147,304
International Business Machines Corp.	5,498	1,215,498
Total		2,362,802

Insurance 0.10%
Progressive Corp.	4,593	1,165,520

Interactive Media & Services 0.32%
Meta Platforms, Inc. Class A	2,156	1,234,181
Tencent Holdings Ltd.	44,300	2,463,294
Total		3,697,475

Machinery 0.31%
Cummins, Inc.	3,671	1,188,633
Parker-Hannifin Corp.	1,938	1,224,467
Westinghouse Air Brake Technologies Corp.	6,639	1,206,771
Total		3,619,871

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Metals & Mining 0.29%
Agnico Eagle Mines Ltd.	21,105	$1,700,166
Kinross Gold Corp.	175,697	1,645,962
Total		3,346,128

Miscellaneous Financials 0.03%
Utex Industries*	8,205	322,731

Multi-Utilities 0.11%
Public Service Enterprise Group, Inc.	13,588	1,212,185

Personal Care Products 0.06%
Gibson Brands Private Equity*	9,315	710,269

Professional Services 0.11%
Parsons Corp.*	12,023	1,246,545

Real Estate Management & Development 0.23%
Jones Lang LaSalle, Inc.*	4,405	1,188,513
KE Holdings, Inc. ADR	70,885	1,411,320
Total		2,599,833

Retail REITS 0.11%
Brixmor Property Group, Inc.	45,046	1,254,982

Software 0.26%
AppLovin Corp. Class A*	9,312	1,215,681
Fair Isaac Corp.*	890	1,729,733
Total		2,945,414

Specialized REITS 0.10%
Iron Mountain, Inc.	9,966	1,184,260

Specialty Retail 0.00%
Claire’s Holdings LLC*	1,067	3,202	(d)

Textiles, Apparel & Luxury Goods 0.20%
Gildan Activewear, Inc. (Canada)(b)	25,266	1,190,281
On Holding AG Class A (Switzerland)*(b)	22,586	1,132,688
Total		2,322,969

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	2,356	111,910
Total Common Stocks (cost $67,556,980)		71,102,244

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 74.61%

Advertising 0.20%
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030	$1,075,000	$1,125,026
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028	1,065,000	1,133,052
Total				2,258,078

Aerospace/Defense 1.59%
BAE Systems PLC (United Kingdom)†(b)	5.25%	3/26/2031	472,000	490,794
Boeing Co.	5.15%	5/1/2030	1,000,000	1,002,740
Boeing Co.	5.805%	5/1/2050	2,273,000	2,197,419
Boeing Co.†	6.528%	5/1/2034	660,000	708,604
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	1,724,000	1,825,649
HEICO Corp.	5.35%	8/1/2033	680,000	707,283
RTX Corp.	5.15%	2/27/2033	1,105,000	1,149,201
Spirit AeroSystems, Inc.	4.60%	6/15/2028	1,781,000	1,703,316
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	984,000	1,068,724
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	1,237,000	1,380,801
TransDigm, Inc.	4.625%	1/15/2029	2,887,000	2,790,417
TransDigm, Inc.†	6.00%	1/15/2033	1,673,000	1,697,952
Triumph Group, Inc.†	9.00%	3/15/2028	1,484,000	1,555,329
Total				18,278,229

Agriculture 0.75%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,244,185
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	1,175,000	1,222,514
JT International Financial Services BV (Netherlands)†(b)	6.875%	10/24/2032	1,273,000	1,453,561
Philip Morris International, Inc.	5.125%	2/13/2031	912,000	948,201
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	1,082,000	1,039,523
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	1,518,000	1,392,055
Viterra Finance BV (Netherlands)†(b)	5.25%	4/21/2032	1,306,000	1,327,664
Total				8,627,703

Airlines 2.20%
Air Canada (Canada)†(b)	3.875%	8/15/2026	1,733,000	1,688,966
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,364,656	1,364,691
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	564,689	532,338
American Airlines, Inc.†	7.25%	2/15/2028	1,188,000	1,217,126
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	6,185,487	6,180,338
Azul Secured Finance LLP†	11.50%	5/28/2029	1,953,666	1,239,893
Azul Secured Finance LLP†	11.93%	8/28/2028	1,237,000	1,200,546

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Airlines (continued)
British Airways Pass-Through Trust Class AA (United Kingdom)†(b)	3.30%		6/15/2034		$611,223	$573,922
British Airways Pass-Through Trust Class A (United Kingdom)†(b)	4.25%		5/15/2034		458,301	440,066
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028		1,446,135	1,444,850
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	11.00%		4/15/2029		1,723,254	1,731,905
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031		1,598,000	1,684,755
JetBlue Pass-Through Trust Class A	2.95%		11/15/2029		802,234	723,131
JetBlue Pass-Through Trust Class B	8.00%		11/15/2027		854,252	875,379
United Airlines Pass-Through Trust Class AA	5.45%		8/15/2038		1,180,000	1,232,614
United Airlines Pass-Through Trust Class A	5.80%		7/15/2037		1,317,882	1,388,295
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029		1,172,870	1,198,093
United Airlines, Inc.†	4.625%		4/15/2029		696,000	672,976
Total						25,389,884

Auto Manufacturers 0.47%
Allison Transmission, Inc.†	3.75%		1/30/2031		2,429,000	2,210,243
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%		3/31/2029		1,097,000	1,077,472
General Motors Financial Co., Inc.	5.45%		9/6/2034		941,000	938,528
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	5.875%		1/15/2028		1,189,000	1,186,053
Total						5,412,296

Auto Parts & Equipment 0.27%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		1,057,000	1,090,305
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029		188,000	163,692
ZF North America Capital, Inc.†	6.875%		4/14/2028		1,064,000	1,074,927
ZF North America Capital, Inc.†	7.125%		4/14/2030		759,000	787,360
Total						3,116,284

Banks 6.44%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		1,600,000	1,400,870
Akbank TAS (Turkey)†(b)	9.369% (5 yr. CMT + 5.27%)	#	–	(e)	1,291,000	1,340,590
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 yr. CMT + 4.55%)		10/26/2031		2,645,000	0	(f)(g)
ANZ Bank New Zealand Ltd. (New Zealand)†(b)	5.898% (5 yr. CMT + 1.50%)	#	7/10/2034		935,000	967,889

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Associated Banc-Corp.	6.455% (SOFR + 3.03%)	#	8/29/2030		$1,128,000	$1,160,012
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	6.742%		12/8/2032		2,525,000	2,809,590
Banco de Credito e Inversiones SA (Chile)†(b)	8.75% (5 yr. CMT + 4.94%)	#	–	(e)	1,057,000	1,138,825
Banco Santander SA (Spain)(b)	8.00% (5 yr. CMT + 3.91%)	#	–	(e)	600,000	638,163
Bancolombia SA (Colombia)(b)	8.625% (5 yr. CMT + 4.32%)	#	12/24/2034		1,191,000	1,279,462
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027		1,201,000	1,147,789
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031		2,182,000	1,800,150
BankUnited, Inc.	4.875%		11/17/2025		1,178,000	1,171,232
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		2,198,000	2,331,392
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038		1,110,000	1,211,156
BNP Paribas SA (France)†(b)	5.894% (SOFR + 1.87%)	#	12/5/2034		1,174,000	1,267,929
CaixaBank SA (Spain)†(b)	6.208% (SOFR + 2.70%)	#	1/18/2029		2,569,000	2,691,095
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		1,088,000	1,132,160
Credit Agricole SA (France)†(b)	4.75% (5 yr. CMT + 3.24%)	#	–	(e)	3,166,000	2,932,708
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		1,084,000	1,079,990
Danske Bank AS (Denmark)(b)	7.00% (7 yr. CMT + 4.13%)	#	–	(e)	1,115,000	1,120,603
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%)	#	12/1/2032		1,180,000	1,164,355
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029		2,168,000	2,295,624
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		2,717,000	2,927,641
Fifth Third Bancorp	4.895% (SOFR + 1.49%)	#	9/6/2030		941,000	953,216
First Republic Bank	4.375%		8/1/2046		1,248,000	40,560
First Republic Bank	4.625%		2/13/2047		500,000	13,750
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,543,000	2,659,865

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Freedom Mortgage Corp.†	12.00%		10/1/2028		$1,007,000	$1,100,910
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032		1,058,000	888,720
HSBC Holdings PLC (United Kingdom)(b)	6.375% (5 yr. USD ICE Swap + 4.37%)	#	–	(e)	1,646,000	1,650,250
HSBC Holdings PLC (United Kingdom)(b)	6.95% (5 yr. CMT + 3.19%)	#	–	(e)	1,139,000	1,176,035
Independent Bank Group, Inc.	8.375% (3 mo. USD Term SOFR + 4.61%)	#	8/15/2034		1,334,000	1,347,340
KeyBank NA	3.90%		4/13/2029		1,946,000	1,864,602
Lloyds Banking Group PLC (United Kingdom)(b)	5.871% (1 yr. CMT + 1.70%)	#	3/6/2029		1,102,000	1,149,874
Lloyds Banking Group PLC (United Kingdom)(b)	6.702% (SOFR + 1.56%)	#	8/7/2027		1,605,000	1,626,730
Macquarie Bank Ltd. (United Kingdom)(b)	6.125% (5 yr. USD Swap + 3.70%)	#	–	(e)	501,000	509,656
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	8.20% (5 yr. CMT + 3.29%)	#	–	(e)	477,000	527,672
NatWest Group PLC (United Kingdom)(b)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		1,874,000	1,929,890
NatWest Group PLC (United Kingdom)(b)	8.125% (5 yr. CMT + 3.75%)	#	–	(e)	1,159,000	1,267,288
Nordea Bank Abp (Finland)†(b)	6.30% (5 yr. CMT + 2.66%)	#	–	(e)	677,000	672,661
Regions Financial Corp.	5.502% (SOFR + 2.06%)	#	9/6/2035		941,000	957,955
Societe Generale SA (France)†(b)	6.066% (1 yr. CMT + 2.10%)	#	1/19/2035		1,095,000	1,142,648
Standard Chartered PLC (United Kingdom)†(b)	6.097% (1 yr. CMT + 2.10%)	#	1/11/2035		934,000	1,005,285
Standard Chartered PLC (United Kingdom)†(b)	7.767% (1 yr. CMT + 3.45%)	#	11/16/2028		2,010,000	2,194,377
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	6.60% (5 yr. CMT + 2.28%)	#	–	(e)	669,000	705,580

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
SVB Financial Group(h)	Zero Coupon (5 yr. CMT + 3.07%)		–	(e)	$3,922,000	$14,707
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030		1,088,000	1,130,149
UBS Group AG (Switzerland)†(b)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		3,550,000	3,474,113
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%)	#	–	(e)	1,209,000	1,339,694
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.76%)	#	–	(e)	802,000	947,831
UniCredit SpA (Italy)†(b)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		2,274,000	2,424,628
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,567,918
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		1,995,000	1,839,969
Yapi ve Kredi Bankasi AS (Turkey)†(b)	9.25% (5 yr. CMT + 5.28%)	#	1/17/2034		1,024,000	1,093,191
Total						74,226,289

Beverages 0.30%
Bacardi Ltd.†	4.70%		5/15/2028		1,331,000	1,331,499
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		898,000	921,698
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029		1,196,000	1,164,164
Total						3,417,361

Building Materials 1.44%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		1,468,000	912,162
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,153,000	1,066,728
Builders FirstSource, Inc.†	6.375%		6/15/2032		1,079,000	1,119,361
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		461,000	466,976
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		189,000	194,306
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		3,901,000	4,027,178
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		1,145,000	1,195,027
Griffon Corp.	5.75%		3/1/2028		819,000	809,426
Masterbrand, Inc.†	7.00%		7/15/2032		1,113,000	1,167,339
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		1,800,000	1,752,892
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030		565,000	551,293
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,190,000	1,195,517
St. Mary’s Cement, Inc. (Canada)†(b)	5.75%		4/2/2034		414,000	426,232
Standard Industries, Inc.†	4.375%		7/15/2030		891,000	843,984

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031	$808,000	$856,701
Total				16,585,122

Chemicals 1.88%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028	3,487,000	1,743,037
Cabot Corp.	5.00%	6/30/2032	1,611,000	1,634,255
Celanese U.S. Holdings LLC	6.165%	7/15/2027	2,351,000	2,436,990
FMC Corp.	6.375%	5/18/2053	1,111,000	1,191,472
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029	1,097,000	1,147,612
Ingevity Corp.†	3.875%	11/1/2028	1,275,000	1,198,472
OCI NV (Netherlands)†(b)	6.70%	3/16/2033	1,111,000	1,165,109
OCP SA (Malaysia)†(b)	3.75%	6/23/2031	2,235,000	2,010,768
Olin Corp.	5.00%	2/1/2030	1,347,000	1,316,914
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	1,429,000	1,488,361
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,141,000	1,101,102
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,091,000	1,050,103
SK Invictus Intermediate II SARL (Luxembourg)†(b)	5.00%	10/30/2029	1,575,000	1,513,531
Solvay Finance America LLC†	5.65%	6/4/2029	1,429,000	1,488,919
WR Grace Holdings LLC†	5.625%	8/15/2029	1,227,000	1,153,856
Total				21,640,501

Coal 0.18%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,262,000	1,145,544
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	882,203
Total				2,027,747

Commercial Services 1.60%
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.00%	7/30/2027	825,000	790,350
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.20%	8/4/2027	407,000	393,376
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,195,000	1,221,705
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	1,910,000	1,708,742
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(b)	4.625%	6/1/2028	1,262,000	1,185,334
Ashtead Capital, Inc.†	4.25%	11/1/2029	698,000	679,506
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	913,121
Ashtead Capital, Inc.†	5.80%	4/15/2034	486,000	508,225
Block, Inc.†	6.50%	5/15/2032	1,949,000	2,031,965
Brink’s Co.†	4.625%	10/15/2027	762,000	751,118
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,275,498

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Garda World Security Corp. (Canada)†(b)	7.75%	2/15/2028	$717,000	$744,119
GEO Group, Inc.	8.625%	4/15/2029	1,643,000	1,709,351
GXO Logistics, Inc.	2.65%	7/15/2031	1,389,000	1,185,616
GXO Logistics, Inc.	6.25%	5/6/2029	1,090,000	1,147,688
Hertz Corp.†	Zero Coupon	10/15/2024	987,000	46,882
Hertz Corp.†	Zero Coupon	1/15/2028	1,887,000	330,225
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	726,430
Quanta Services, Inc.	5.25%	8/9/2034	1,124,000	1,149,741
Total				18,498,992

Computers 1.42%
Amentum Escrow Corp.†	7.25%	8/1/2032	723,000	755,208
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	1,171,000	1,136,572
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	4,608,000	4,269,014
Gartner, Inc.†	3.625%	6/15/2029	1,796,000	1,715,739
McAfee Corp.†	7.375%	2/15/2030	2,403,000	2,346,140
NCR Atleos Corp.†	9.50%	4/1/2029	1,485,000	1,635,978
NCR Voyix Corp.†	5.125%	4/15/2029	1,170,000	1,145,925
NetApp, Inc.	2.70%	6/22/2030	518,000	470,581
Seagate HDD Cayman (Cayman Islands)(b)	8.25%	12/15/2029	1,034,000	1,123,417
Seagate HDD Cayman (Cayman Islands)(b)	8.50%	7/15/2031	448,000	489,304
Western Digital Corp.	3.10%	2/1/2032	1,421,000	1,224,776
Total				16,312,654

Cosmetics/Personal Care 0.18%
Perrigo Finance Unlimited Co. (Ireland)(b)	4.90%	6/15/2030	1,197,000	1,166,702
Perrigo Finance Unlimited Co. (Ireland)(b)	6.125%	9/30/2032	939,000	946,883
Total				2,113,585

Distribution/Wholesale 0.52%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	1,214,000	1,169,200
H&E Equipment Services, Inc.†	3.875%	12/15/2028	1,190,000	1,118,271
LKQ Corp.	6.25%	6/15/2033	1,344,000	1,425,995
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	1,087,000	1,159,024
Windsor Holdings III LLC†	8.50%	6/15/2030	1,042,000	1,115,907
Total				5,988,397

Diversified Financial Services 3.16%
AG Issuer LLC†	6.25%	3/1/2028	1,220,000	1,193,780
Aircastle Ltd.†	6.50%	7/18/2028	1,132,000	1,187,965

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%)	#	–	(e)	$1,278,000	$1,117,694
Ally Financial, Inc.	6.70%		2/14/2033		2,277,000	2,330,138
Apollo Management Holdings LP†	4.872%		2/15/2029		1,116,000	1,133,995
ARES Management Corp.	6.375%		11/10/2028		1,162,000	1,250,337
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026		1,134,000	1,122,712
Coinbase Global, Inc.†	3.375%		10/1/2028		2,129,000	1,914,569
Coinbase Global, Inc.†	3.625%		10/1/2031		642,000	544,528
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		1,102,000	1,134,353
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		1,689,000	1,757,026
ILFC E-Capital Trust I†	6.565% (3 mo. USD Term SOFR + 1.81%)	#	12/21/2065		1,370,000	1,086,132
ILFC E-Capital Trust II†	6.815% (3 mo. USD Term SOFR + 2.06%)	#	12/21/2065		592,000	475,408
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		896,000	863,166
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		1,531,000	1,623,457
LPL Holdings, Inc.†	4.00%		3/15/2029		1,077,000	1,031,413
LPL Holdings, Inc.	6.00%		5/20/2034		1,181,000	1,235,066
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%		3/26/2031		1,576,000	1,664,599
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		1,374,000	1,398,269
Navient Corp.	5.50%		3/15/2029		816,000	792,304
Navient Corp.	6.75%		6/15/2026		1,077,000	1,101,828
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377,000	1,204,955
OneMain Finance Corp.	7.50%		5/15/2031		1,623,000	1,672,099
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		440,000	431,655
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		1,138,000	1,179,198
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,269,972
Synchrony Financial	5.935% (SOFR + 2.13%)	#	8/2/2030		532,000	546,793
Synchrony Financial	7.25%		2/2/2033		2,687,000	2,793,145
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		1,306,000	1,370,797
Total						36,427,353

Electric 4.09%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055		1,226,000	1,290,131
AES Panama Generation Holdings SRL (Panama)(b)	4.375%		5/31/2030		1,273,008	1,155,617
Alpha Generation LLC†	6.75%		10/15/2032		577,000	585,495

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Ausgrid Finance Pty. Ltd. (Australia)†(b)	4.35%		8/1/2028		$1,217,000	$1,209,561
Calpine Corp.†	4.50%		2/15/2028		1,198,000	1,170,535
Calpine Corp.†	4.625%		2/1/2029		3,814,000	3,686,889
Calpine Corp.†	5.125%		3/15/2028		1,328,000	1,310,500
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		1,118,000	1,080,264
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,067,569
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,491,922
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,315,887
Idaho Power Co.	5.20%		8/15/2034		1,113,000	1,152,934
Interstate Power & Light Co.	5.45%		9/30/2054		940,000	973,032
Lightning Power LLC†	7.25%		8/15/2032		2,754,000	2,898,301
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030		1,332,380	1,315,831
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,668,376
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(e)	2,111,000	2,382,926
Pacific Gas & Electric Co.	6.15%		1/15/2033		3,075,000	3,303,111
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,402,737
PG&E Corp.	5.25%		7/1/2030		1,133,000	1,126,232
PG&E Corp.	7.375% (5 yr. CMT + 3.88%)		3/15/2055		1,141,000	1,199,617
Pike Corp.†	5.50%		9/1/2028		1,033,000	1,012,638
Pike Corp.†	8.625%		1/31/2031		792,000	847,810
Public Service Electric & Gas Co.	5.30%		8/1/2054		1,179,000	1,236,610
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	963,969
Sempra	6.40% (5 yr. CMT + 2.63%)	#	10/1/2054		1,411,000	1,417,183
Talen Energy Supply LLC†	8.625%		6/1/2030		1,237,000	1,349,143
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(e)	1,135,000	1,159,577
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,748,000	3,630,583
Wisconsin Electric Power Co.	4.60%		10/1/2034		686,000	687,923
Total						47,092,903

Electronics 0.71%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034		709,000	741,381
EquipmentShare.com, Inc.†	8.625%		5/15/2032		1,109,000	1,164,836
EquipmentShare.com, Inc.†	9.00%		5/15/2028		2,756,000	2,881,462
Flex Ltd.	5.25%		1/15/2032		942,000	951,255
Imola Merger Corp.†	4.75%		5/15/2029		886,000	865,317
Trimble, Inc.	6.10%		3/15/2033		1,426,000	1,540,058
Total						8,144,309

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Energy-Alternate Sources 0.20%
Topaz Solar Farms LLC†	5.75%	9/30/2039		$2,331,573	$2,319,745

Engineering & Construction 0.97%
Brand Industrial Services, Inc.†	10.375%	8/1/2030		1,015,000	1,088,183
Fluor Corp.	4.25%	9/15/2028		1,340,000	1,315,176
Heathrow Finance PLC	6.625%	3/1/2031	GBP	1,706,000	2,286,437
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$1,087,000	1,141,171
Jacobs Engineering Group, Inc.	6.35%	8/18/2028		845,000	899,598
MasTec, Inc.†	4.50%	8/15/2028		1,146,000	1,126,305
MasTec, Inc.	5.90%	6/15/2029		1,047,000	1,093,647
TAV Havalimanlari Holding AS (Turkey)†(b)	8.50%	12/7/2028		1,080,000	1,137,253
TopBuild Corp.†	4.125%	2/15/2032		1,243,000	1,146,115
Total					11,233,885

Entertainment 1.49%
Boyne USA, Inc.†	4.75%	5/15/2029		1,174,000	1,129,483
Caesars Entertainment, Inc.†	4.625%	10/15/2029		1,956,000	1,861,844
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,549,000	1,619,295
Churchill Downs, Inc.†	4.75%	1/15/2028		1,787,000	1,753,419
Churchill Downs, Inc.†	5.50%	4/1/2027		1,116,000	1,112,582
Flutter Treasury DAC (Ireland)†(b)	6.375%	4/29/2029		843,000	873,520
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,984,000	1,904,414
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		1,231,000	1,218,364
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,801,686
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		2,394,000	2,337,915
WMG Acquisition Corp.†	3.75%	12/1/2029		1,613,000	1,519,827
Total					17,132,349

Environmental Control 0.12%
Madison IAQ LLC†	5.875%	6/30/2029		1,372,000	1,337,025

Food 1.54%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		2,486,000	2,325,023
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		827,000	806,202
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		710,000	746,473
J.M. Smucker Co.	6.20%	11/15/2033		710,000	785,621
Kroger Co.	4.65%	9/15/2029		941,000	946,443
Kroger Co.	4.90%	9/15/2031		1,681,000	1,692,435
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		1,243,000	1,166,955

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food (continued)
McCormick & Co., Inc.	4.95%		4/15/2033	$934,000	$958,496
Performance Food Group, Inc.†	6.125%		9/15/2032	1,263,000	1,292,182
Post Holdings, Inc.†	4.50%		9/15/2031	1,190,000	1,112,826
Post Holdings, Inc.†	4.625%		4/15/2030	1,593,000	1,525,656
Smithfield Foods, Inc.†	5.20%		4/1/2029	2,021,000	2,028,750
TreeHouse Foods, Inc.	4.00%		9/1/2028	1,222,000	1,132,608
U.S. Foods, Inc.†	4.75%		2/15/2029	1,241,000	1,211,180
Total					17,730,850

Forest Products & Paper 0.05%
LD Celulose International GmbH (Austria)†(a)(b)	7.95%		1/26/2032	523,000	537,056

Gas 0.19%
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%)	#	3/31/2055	1,129,000	1,152,939
Southwest Gas Corp.	4.05%		3/15/2032	1,055,000	1,003,946
Total					2,156,885

Hand/Machine Tools 0.29%
Regal Rexnord Corp.	6.05%		4/15/2028	1,090,000	1,133,878
Regal Rexnord Corp.	6.40%		4/15/2033	2,079,000	2,224,976
Total					3,358,854

Health Care-Products 0.60%
Bausch & Lomb Corp. (Canada)†(b)	8.375%		10/1/2028	1,066,000	1,128,628
Medline Borrower LP†	3.875%		4/1/2029	2,370,000	2,245,846
Medline Borrower LP†	5.25%		10/1/2029	1,293,000	1,269,626
Solventum Corp.†	5.45%		3/13/2031	1,167,000	1,203,508
Solventum Corp.†	5.60%		3/23/2034	1,012,000	1,048,401
Total					6,896,009

Health Care-Services 2.99%
Catalent Pharma Solutions, Inc.†	3.125%		2/15/2029	1,717,000	1,688,191
Charles River Laboratories International, Inc.†	3.75%		3/15/2029	1,304,000	1,228,629
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031	5,153,000	4,533,491
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	1,899,000	1,749,217
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029	2,933,000	2,662,325
Concentra Escrow Issuer Corp.†	6.875%		7/15/2032	578,000	608,497
DaVita, Inc.†	4.625%		6/1/2030	3,318,000	3,165,489
HCA, Inc.	3.50%		9/1/2030	2,358,000	2,222,810
HCA, Inc.	5.50%		6/1/2033	1,121,000	1,164,470
HCA, Inc.	7.69%		6/15/2025	420,000	427,705

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.875%		6/15/2054	$1,115,000	$1,179,390
IQVIA, Inc.	6.25%		2/1/2029	745,000	792,464
LifePoint Health, Inc.†	5.375%		1/15/2029	611,000	577,913
LifePoint Health, Inc.†	9.875%		8/15/2030	1,009,000	1,112,175
LifePoint Health, Inc.†	10.00%		6/1/2032	1,883,000	2,072,462
LifePoint Health, Inc.†	11.00%		10/15/2030	996,000	1,125,117
Molina Healthcare, Inc.†	3.875%		11/15/2030	1,975,000	1,836,086
Molina Healthcare, Inc.†	3.875%		5/15/2032	2,065,000	1,890,172
Montefiore Obligated Group	5.246%		11/1/2048	2,454,000	2,203,933
Star Parent, Inc.†	9.00%		10/1/2030	1,552,000	1,668,135
Universal Health Services, Inc.	5.05%		10/15/2034	587,000	576,439
Total					34,485,110

Holding Companies-Diversified 0.24%
Benteler International AG (Austria)†(b)	10.50%		5/15/2028	1,000,000	1,058,055
Stena International SA (Luxembourg)†(b)	7.25%		1/15/2031	1,647,000	1,732,277
Total					2,790,332

Home Builders 0.10%
PulteGroup, Inc.	6.375%		5/15/2033	1,017,000	1,119,300

Home Furnishings 0.04%
Leggett & Platt, Inc.	4.40%		3/15/2029	446,000	429,743

Housewares 0.10%
Newell Brands, Inc.	6.375%		9/15/2027	1,128,000	1,144,390

Insurance 1.89%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	2,130,000	2,166,078
Arch Capital Finance LLC	4.011%		12/15/2026	1,011,000	1,004,796
Ardonagh Finco Ltd. (United Kingdom)†(b)	7.75%		2/15/2031	952,000	984,918
Ardonagh Group Finance Ltd. (United Kingdom)†(b)	8.875%		2/15/2032	1,131,000	1,169,844
Athene Global Funding†	1.985%		8/19/2028	1,385,000	1,258,279
Brown & Brown, Inc.	2.375%		3/15/2031	1,581,000	1,369,787
First American Financial Corp.	5.45%		9/30/2034	541,000	538,913
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%)	#	10/15/2054	1,325,000	1,386,390
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%		2/15/2031	1,222,000	1,269,096

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
HUB International Ltd.†	7.25%		6/15/2030	$1,322,000	$1,378,456
HUB International Ltd.†	7.375%		1/31/2032	909,000	939,197
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	970,717
Old Republic International Corp.	5.75%		3/28/2034	1,098,000	1,152,292
Panther Escrow Issuer LLC†	7.125%		6/1/2031	1,376,000	1,444,379
RenaissanceRe Holdings Ltd.	3.60%		4/15/2029	2,403,000	2,334,489
Swiss RE Subordinated Finance PLC (United Kingdom)†(b)	5.698% (3 mo. USD Term SOFR + 1.81%)	#	4/5/2035	1,200,000	1,242,472
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,228,493
Total					21,838,596

Internet 0.33%
Meituan (China)†(a)(b)	4.625%		10/2/2029	1,688,000	1,679,819
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029	1,029,000	1,124,985
Tencent Holdings Ltd. (China)†(b)	3.595%		1/19/2028	1,078,000	1,057,224
Total					3,862,028

Investment Companies 0.07%
ARES Capital Corp.	7.00%		1/15/2027	820,000	853,789

Iron-Steel 0.72%
ArcelorMittal SA (Luxembourg)(b)	6.55%		11/29/2027	1,037,000	1,101,024
ATI, Inc.	7.25%		8/15/2030	1,596,000	1,701,060
Commercial Metals Co.	4.375%		3/15/2032	791,000	752,704
Mineral Resources Ltd. (Australia)†(b)	8.50%		5/1/2030	1,340,000	1,397,445
Samarco Mineracao SA (Brazil)(b)	9.00%		6/30/2031	1,282,835	1,202,716
Steel Dynamics, Inc.	3.45%		4/15/2030	948,000	898,976
U.S. Steel Corp.	6.875%		3/1/2029	1,240,000	1,259,072
Total					8,312,997

Leisure Time 1.33%
Carnival Corp.†	4.00%		8/1/2028	2,100,000	2,029,583
Carnival Corp.†	5.75%		3/1/2027	2,494,000	2,527,363
Carnival Corp.†	6.00%		5/1/2029	1,528,000	1,549,124
NCL Corp. Ltd.†	5.875%		3/15/2026	1,728,000	1,729,186
NCL Corp. Ltd.†	5.875%		2/15/2027	1,378,000	1,383,806
NCL Corp. Ltd.†	8.375%		2/1/2028	621,000	652,582
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	1,503,000	1,523,666
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	1,656,000	1,698,740
Royal Caribbean Cruises Ltd.†	6.25%		3/15/2032	1,088,000	1,129,305

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time (continued)
Viking Cruises Ltd.†	5.875%	9/15/2027	$1,118,000	$1,118,001
Total				15,341,356

Lodging 1.61%
Choice Hotels International, Inc.	5.85%	8/1/2034	1,659,000	1,711,618
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	807,000	729,801
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,202,815
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	1,153,000	1,138,428
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	1,601,000	1,632,342
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	1,343,000	1,360,385
Marriott International, Inc.	3.50%	10/15/2032	1,250,000	1,144,566
Sands China Ltd. (Macau)(b)	2.85%	3/8/2029	2,826,000	2,568,556
Sands China Ltd. (Macau)(b)	4.375%	6/18/2030	2,240,000	2,146,927
Sands China Ltd. (Macau)(b)	5.40%	8/8/2028	1,442,000	1,456,783
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029	1,278,000	1,175,769
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	1,138,000	1,139,644
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	1,193,000	1,167,282
Total				18,574,916

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	921,000	890,964

Machinery-Diversified 0.68%
IDEX Corp.	4.95%	9/1/2029	1,117,000	1,142,914
nVent Finance SARL (Luxembourg)(b)	2.75%	11/15/2031	1,086,000	946,771
nVent Finance SARL (Luxembourg)(b)	5.65%	5/15/2033	1,794,000	1,867,725
SPX FLOW, Inc.†	8.75%	4/1/2030	874,000	917,716
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,889,000	1,870,104
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	1,048,000	1,108,318
Total				7,853,548

Media 3.18%
AMC Networks, Inc.	4.25%	2/15/2029	2,379,000	1,722,776
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,832,000	1,686,515
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,699,735
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	2,373,000	2,288,718
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,629,000	1,632,071
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.375%	3/1/2031	2,658,000	2,723,118
CSC Holdings LLC†	4.125%	12/1/2030	471,000	343,630

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
CSC Holdings LLC†	4.625%	12/1/2030	$2,379,000	$1,209,253
CSC Holdings LLC†	5.375%	2/1/2028	820,000	691,430
CSC Holdings LLC†	6.50%	2/1/2029	875,000	725,347
CSC Holdings LLC†	11.75%	1/31/2029	1,922,000	1,858,989
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,768,000	1,737,126
DISH DBS Corp.	5.125%	6/1/2029	952,000	639,612
DISH Network Corp.†	11.75%	11/15/2027	4,685,000	4,920,867
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,066,000	973,233
Gray Television, Inc.†	5.375%	11/15/2031	1,552,000	971,802
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027	1,108,000	1,014,810
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,161,923
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,223,968
Sunrise FinCo I BV (Netherlands)†(b)	4.875%	7/15/2031	2,867,000	2,715,135
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,332,281
Virgin Media Finance PLC (United Kingdom)†(b)	5.00%	7/15/2030	538,000	473,760
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	3,119,000	2,875,947
Total				36,622,046

Metal Fabricate-Hardware 0.34%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	2,799,000	2,688,804
Vallourec SACA (France)†(b)	7.50%	4/15/2032	1,209,000	1,283,987
Total				3,972,791

Mining 1.76%
Alcoa Nederland Holding BV (Netherlands)†(b)	7.125%	3/15/2031	1,062,000	1,133,196
Anglo American Capital PLC (United Kingdom)†(b)	5.625%	4/1/2030	1,100,000	1,143,986
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	1,083,000	1,131,123
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	2,292,000	2,299,454
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029	360,000	382,030
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	1,218,000	1,139,280
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	1,345,000	1,377,158
Freeport Indonesia PT (Indonesia)(b)	6.20%	4/14/2052	1,729,000	1,841,432
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,849,996
Glencore Funding LLC†	2.50%	9/1/2030	1,162,000	1,042,275
Hecla Mining Co.	7.25%	2/15/2028	1,194,000	1,218,801
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,399,573
Kinross Gold Corp. (Canada)(b)	6.25%	7/15/2033	1,800,000	1,954,098
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	15,172	–	(g)

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Mining (continued)
Novelis Corp.†	4.75%		1/30/2030		$1,371,000	$1,330,379
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.50%		10/6/2028		1,056,000	1,100,975
Total						20,343,756

Office/Business Equipment 0.18%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		1,131,000	1,158,586
Zebra Technologies Corp.†	6.50%		6/1/2032		913,000	953,964
Total						2,112,550

Oil & Gas 9.75%
Aethon United BR LP/Aethon
United Finance Corp.†(a)	7.50%		10/1/2029		2,014,000	2,042,115
Antero Resources Corp.†	5.375%		3/1/2030		4,893,000	4,837,586
Apache Corp.	4.25%		1/15/2030		1,155,000	1,112,525
Apache Corp.	4.75%		4/15/2043		2,325,000	1,921,591
Apache Corp.	5.10%		9/1/2040		2,569,000	2,285,924
Baytex Energy Corp. (Canada)†(b)	8.50%		4/30/2030		2,044,000	2,120,223
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		1,584,817	1,647,857
BP Capital Markets PLC (United Kingdom)(b)	6.45% (5 yr. CMT + 2.15%)	#	–	(e)	1,057,000	1,114,535
California Resources Corp.†	8.25%		6/15/2029		1,578,000	1,609,305
Cenovus Energy, Inc. (Canada)(b)	5.40%		6/15/2047		3,346,000	3,247,305
Chesapeake Energy Corp.†	6.75%		4/15/2029		958,000	976,641
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,484,967
Civitas Resources, Inc.†	8.625%		11/1/2030		999,000	1,059,262
Civitas Resources, Inc.†	8.75%		7/1/2031		1,345,000	1,425,415
Comstock Resources, Inc.†	6.75%		3/1/2029		2,221,000	2,170,164
Comstock Resources, Inc.†	6.75%		3/1/2029		872,000	849,376
Continental Resources, Inc.	4.375%		1/15/2028		1,131,000	1,114,950
Continental Resources, Inc.†	5.75%		1/15/2031		2,222,000	2,274,216
Cosan Luxembourg SA (Luxembourg)†(b)	7.25%		6/27/2031		1,202,000	1,262,928
Crescent Energy Finance LLC†	7.375%		1/15/2033		1,951,000	1,921,838
Crescent Energy Finance LLC†	7.625%		4/1/2032		1,416,000	1,417,623
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%		10/1/2030		1,058,000	1,106,350
Ecopetrol SA (Colombia)(b)	5.875%		5/28/2045		3,051,000	2,292,320
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		2,036,000	2,073,984
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031		1,099,000	1,156,736
Eni SpA (Italy)†(b)	5.50%		5/15/2034		1,088,000	1,127,525
Gulfport Energy Corp.†	6.75%		9/1/2029		1,134,000	1,148,681

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Helmerich & Payne, Inc.	2.90%	9/29/2031	$1,462,000	$1,253,960
Kosmos Energy Ltd.†	7.75%	5/1/2027	1,585,000	1,567,956
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	1,213,000	1,212,467
Matador Resources Co.†	6.50%	4/15/2032	1,172,000	1,171,128
Matador Resources Co.†	6.875%	4/15/2028	2,168,000	2,206,844
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031	2,092,437	1,791,845
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	3,062,000	2,998,406
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	1,723,000	1,702,494
Nabors Industries, Inc.†	8.875%	8/15/2031	1,125,000	1,071,186
Noble Finance II LLC†	8.00%	4/15/2030	1,990,000	2,054,782
Occidental Petroleum Corp.	6.125%	1/1/2031	1,899,000	2,005,188
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	903,521
Occidental Petroleum Corp.	7.50%	5/1/2031	1,013,000	1,151,738
Occidental Petroleum Corp.	8.875%	7/15/2030	1,000,000	1,180,231
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	2,088,654
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,543,173
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,203,000	1,296,143
Permian Resources Operating LLC†	6.25%	2/1/2033	828,000	841,968
Petroleos Mexicanos (Mexico)(b)	5.35%	2/12/2028	1,589,000	1,485,928
Petroleos Mexicanos (Mexico)(b)	10.00%	2/7/2033	3,408,000	3,614,037
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA (Peru)†(b)	6.24%	7/3/2036	1,155,000	1,238,434
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	1,295,000	1,293,356
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,551,333
Saturn Oil & Gas, Inc. (Canada)†(b)	9.625%	6/15/2029	1,539,000	1,521,840
Seadrill Finance Ltd.†	8.375%	8/1/2030	1,084,000	1,132,527
SM Energy Co.†	6.75%	8/1/2029	778,000	781,831
SM Energy Co.†	7.00%	8/1/2032	1,175,000	1,180,346
Southwestern Energy Co.	5.375%	2/1/2029	1,546,000	1,542,072
Southwestern Energy Co.	5.375%	3/15/2030	1,659,000	1,655,089
Suncor Energy, Inc. (Canada)(b)	7.15%	2/1/2032	1,408,000	1,591,355
Talos Production, Inc.†	9.00%	2/1/2029	1,055,000	1,087,284
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,742,000	1,656,317
Transocean, Inc.†	8.25%	5/15/2029	1,103,000	1,094,405
Transocean, Inc.†	8.50%	5/15/2031	1,103,000	1,096,701
Transocean, Inc.†	8.75%	2/15/2030	2,055,300	2,144,576
Valaris Ltd.†	8.375%	4/30/2030	1,522,000	1,568,998
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	1,670,000	1,670,538

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Viper Energy, Inc.†	5.375%	11/1/2027	$1,751,000	$1,746,739
Viper Energy, Inc.†	7.375%	11/1/2031	784,000	829,848
Vital Energy, Inc.†	7.75%	7/31/2029	1,921,000	1,913,013
Vital Energy, Inc.†	7.875%	4/15/2032	1,370,000	1,328,146
Vital Energy, Inc.	9.75%	10/15/2030	645,000	689,786
YPF SA (Argentina)(b)	9.50%	1/17/2031	1,076,000	1,136,597
Total				112,394,722

Oil & Gas Services 0.51%
Kodiak Gas Services LLC†	7.25%	2/15/2029	1,083,000	1,121,645
Oceaneering International, Inc.	6.00%	2/1/2028	1,964,000	1,969,334
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	768,000	775,099
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	887,000	914,268
Weatherford International Ltd.†	8.625%	4/30/2030	1,069,000	1,114,696
Total				5,895,042

Packaging & Containers 0.91%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	4.125%	8/15/2026	200,000	180,480
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	423,000	429,958
LABL, Inc.†	6.75%	7/15/2026	989,000	988,804
LABL, Inc.†(a)	8.625%	10/1/2031	2,350,000	2,334,649
LABL, Inc.†	10.50%	7/15/2027	581,000	582,576
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	1,904,000	1,925,205
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	1,124,000	1,153,571
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	1,087,000	1,118,069
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,156,352
Sonoco Products Co.	4.60%	9/1/2029	626,000	623,149
Total				10,492,813

Pharmaceuticals 0.83%
BellRing Brands, Inc.†	7.00%	3/15/2030	1,256,000	1,315,739
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%	4/30/2031	2,400,000	2,262,675
Organon & Co./Organon Foreign Debt Co-Issuer BV†	7.875%	5/15/2034	1,571,000	1,666,360
Owens & Minor, Inc.†	4.50%	3/31/2029	526,000	476,177
Owens & Minor, Inc.†	6.625%	4/1/2030	1,007,000	978,449
Takeda Pharmaceutical Co. Ltd. (Japan)(b)	5.30%	7/5/2034	1,400,000	1,461,621

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance
Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	$1,518,000	$1,460,250
Total					9,621,271

Pipelines 3.79%
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033	1,646,000	1,348,315
AI Candelaria Spain SA (Spain)(b)	5.75%		6/15/2033	1,012,000	828,976
AI Candelaria Spain SA (Spain)(b)	5.75%		6/15/2033	251,000	205,606
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028	996,664	989,053
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,156,314
Boardwalk Pipelines LP	5.625%		8/1/2034	1,659,000	1,712,431
Cheniere Energy Partners LP	3.25%		1/31/2032	1,350,000	1,208,286
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,158,252
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	651,000	689,779
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	2,373,000	2,328,983
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	1,626,000	1,712,074
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,213,616
EnLink Midstream LLC†	6.50%		9/1/2030	1,587,000	1,712,086
EQM Midstream Partners LP†	6.375%		4/1/2029	1,037,000	1,071,508
EQM Midstream Partners LP†	6.50%		7/1/2027	1,536,000	1,583,307
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	1,083,000	1,103,513
Greensaif Pipelines Bidco SARL (Luxembourg)†(b)	5.853%		2/23/2036	700,000	725,135
Hess Midstream Operations LP†	5.125%		6/15/2028	918,000	908,925
Kinder Morgan, Inc.	5.00%		2/1/2029	1,116,000	1,140,327
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,361,634
ONEOK, Inc.	3.95%		3/1/2050	913,000	702,394
ONEOK, Inc.	4.45%		9/1/2049	1,063,000	887,620
ONEOK, Inc.	6.05%		9/1/2033	1,596,000	1,706,142
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125,000	1,115,604
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(b)	7.50% (5 yr. CMT + 3.67%)	#	3/1/2055	1,132,000	1,190,270
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034	1,125,000	1,136,326
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	1,293,000	1,203,162
Venture Global LNG, Inc.†	8.125%		6/1/2028	659,000	687,462
Venture Global LNG, Inc.†	8.375%		6/1/2031	1,186,000	1,253,135
Venture Global LNG, Inc.†	9.50%		2/1/2029	1,243,000	1,401,022
Western Midstream Operating LP	4.05%		2/1/2030	3,702,000	3,566,650
Western Midstream Operating LP	6.35%		1/15/2029	1,053,000	1,120,341

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Whistler Pipeline LLC†	5.95%	9/30/2034	$2,360,000	$2,444,989
Williams Cos., Inc.	4.90%	3/15/2029	1,105,000	1,123,126
Total				43,696,363

Real Estate 0.32%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028	1,104,000	1,115,041
Hunt Cos., Inc.†	5.25%	4/15/2029	1,435,000	1,389,632
Newmark Group, Inc.	7.50%	1/12/2029	1,065,000	1,151,424
Total				3,656,097

REITS 2.16%
American Assets Trust LP	6.15%	10/1/2034	1,939,000	1,962,306
Americold Realty Operating Partnership LP	5.409%	9/12/2034	1,036,000	1,039,813
Brandywine Operating Partnership LP	4.55%	10/1/2029	94,000	88,488
Brandywine Operating Partnership LP	8.875%	4/12/2029	470,000	519,899
Brixmor Operating Partnership LP	4.05%	7/1/2030	1,185,000	1,152,709
Cousins Properties LP	5.875%	10/1/2034	1,133,000	1,163,713
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,215,635
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,199,054
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	1,027,305
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,095,000	1,067,496
Iron Mountain, Inc.†	4.50%	2/15/2031	1,221,000	1,159,250
Iron Mountain, Inc.†	4.875%	9/15/2029	1,134,000	1,111,522
Kite Realty Group LP	4.95%	12/15/2031	1,180,000	1,182,002
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	654,000	642,870
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	385,000	402,340
Piedmont Operating Partnership LP	9.25%	7/20/2028	568,000	635,951
Rayonier LP	2.75%	5/17/2031	2,532,000	2,210,772
Regency Centers LP	5.10%	1/15/2035	802,000	816,616
Regency Centers LP	5.25%	1/15/2034	1,041,000	1,075,253
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028	1,147,000	1,231,302
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%	2/15/2028	1,081,000	1,154,736
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	2,948,000	2,894,467
Total				24,953,499

Retail 2.03%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.00%	10/15/2030	1,294,000	1,194,395
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	6.125%	6/15/2029	1,098,000	1,130,615

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail (continued)
Advance Auto Parts, Inc.	3.50%	3/15/2032	$1,084,000	$906,949
Advance Auto Parts, Inc.	3.90%	4/15/2030	397,000	355,323
Alimentation Couche-Tard, Inc. (Canada)†(b)	5.267%	2/12/2034	830,000	846,057
Arko Corp.†	5.125%	11/15/2029	1,786,000	1,660,903
Carvana Co.†	13.00%	6/1/2030	1,801,993	1,960,948
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	2,222,000	1,699,817
Gap, Inc.†	3.875%	10/1/2031	1,588,000	1,389,841
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%	1/15/2029	1,144,000	1,107,583
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	185,000	114,947
LBM Acquisition LLC†	6.25%	1/15/2029	894,000	846,182
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,500,000	1,459,336
Park River Holdings, Inc.†	5.625%	2/1/2029	881,000	759,587
Park River Holdings, Inc.†	6.75%	8/1/2029	647,000	558,891
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	985,000	945,253
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	1,697,000	1,676,874
Staples, Inc.†	10.75%	9/1/2029	601,000	583,902
Staples, Inc.†	12.75%	1/15/2030	1,945,984	1,600,662
Tiffany & Co.	4.90%	10/1/2044	1,466,000	1,466,515
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	465,000	464,580
White Cap Buyer LLC†	6.875%	10/15/2028	686,000	692,999
Total				23,422,159

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	Zero Coupon	6/15/2011	1,250,000	0	(f)(g)

Semiconductors 0.90%
Entegris, Inc.†	4.75%	4/15/2029	1,024,000	1,010,023
Foundry JV Holdco LLC†	6.25%	1/25/2035	929,000	973,281
Marvell Technology, Inc.	5.95%	9/15/2033	1,107,000	1,190,317
Micron Technology, Inc.	5.30%	1/15/2031	665,000	691,199
ON Semiconductor Corp.†	3.875%	9/1/2028	1,171,000	1,117,517
Qorvo, Inc.†	3.375%	4/1/2031	1,324,000	1,186,806
Qorvo, Inc.	4.375%	10/15/2029	1,083,000	1,050,337
SK Hynix, Inc. (South Korea)†(b)	5.50%	1/16/2029	1,398,000	1,443,934
SK Hynix, Inc. (South Korea)(b)	6.50%	1/17/2033	1,564,000	1,726,501
Total				10,389,915

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Shipbuilding 0.18%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$2,060,000	$2,026,708

Software 1.96%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	1,929,000	1,854,503
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034	1,181,000	1,236,454
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,330,000	2,320,241
Cloud Software Group, Inc.†	8.25%	6/30/2032	1,852,000	1,937,384
Cloud Software Group, Inc.†	9.00%	9/30/2029	4,008,000	4,082,028
Constellation Software, Inc. (Canada)†(b)	5.158%	2/16/2029	772,000	796,444
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	3,264,643
MSCI, Inc.†	4.00%	11/15/2029	2,769,000	2,688,695
ROBLOX Corp.†	3.875%	5/1/2030	1,928,000	1,796,518
Roper Technologies, Inc.	1.75%	2/15/2031	960,000	812,663
Roper Technologies, Inc.	4.75%	2/15/2032	706,000	714,566
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	1,079,000	1,118,486
Total				22,622,625

Telecommunications 2.21%
Altice France SA (France)†(b)	5.50%	10/15/2029	1,383,000	970,229
Altice France SA (France)†(b)	8.125%	2/1/2027	2,251,000	1,842,564
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(b)	9.00%	9/15/2029	1,655,000	1,603,670
Frontier Communications Holdings LLC†	5.875%	10/15/2027	2,402,000	2,413,727
Frontier Communications Holdings LLC†	8.75%	5/15/2030	2,295,000	2,447,650
Hughes Satellite Systems Corp.	5.25%	8/1/2026	2,897,000	2,697,734
Level 3 Financing, Inc.†	4.25%	7/1/2028	1,742,000	1,393,600
Level 3 Financing, Inc.†	4.50%	4/1/2030	613,053	477,879
Lumen Technologies, Inc.†	4.125%	4/15/2029	494,326	417,705
Lumen Technologies, Inc.†	4.125%	4/15/2030	647,049	525,536
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,885,000	1,292,620
Lumen Technologies, Inc.†	5.375%	6/15/2029	64,000	44,008
Lumen Technologies, Inc.	7.60%	9/15/2039	59,000	40,359
Lumen Technologies, Inc.	7.65%	3/15/2042	117,000	77,802
Optics Bidco SpA (Italy)†(b)	6.00%	9/30/2034	644,000	655,153
Sprint Capital Corp.	6.875%	11/15/2028	1,018,000	1,112,269
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.25%	1/31/2031	3,935,000	3,487,360
Vmed O2 U.K. Financing I PLC (United Kingdom)†(b)	4.75%	7/15/2031	1,253,000	1,116,589
Windstream Escrow LLC/Windstream Escrow Finance Corp.†(a)	8.25%	10/1/2031	1,141,000	1,161,466
Zegona Finance PLC (United Kingdom)†(b)	8.625%	7/15/2029	1,618,000	1,730,249
Total				25,508,169

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Transportation 0.32%
Rand Parent LLC†	8.50%	2/15/2030	$1,702,000	$1,737,467
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	941,000	981,587
XPO, Inc.†	7.125%	2/1/2032	961,000	1,012,493
Total				3,731,547

Trucking & Leasing 0.25%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	1,770,000	1,764,205
Fortress Transportation and Infrastructure Investors LLC(a)	5.875%	4/15/2033	1,147,000	1,141,265
Total				2,905,470
Total Corporate Bonds (cost $846,936,648)				860,124,957

FLOATING RATE LOANS(i) 3.73%

Aerospace/Defense 0.14%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%	3/6/2025	1,572,177	1,615,412

Airlines 0.10%
American Airlines, Inc. 2021 Term Loan	10.294% (3 mo. USD Term SOFR + 4.75%)	4/20/2028	1,090,000	1,122,242

Automotive 0.03%
DexKo Global, Inc. 2021 USD Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%)	10/4/2028	315,163	305,399

Building Materials 0.22%
ACProducts, Inc. 2021 Term Loan B	9.115% (3 mo. USD Term SOFR + 4.25%)	5/17/2028	612,107	514,607
CP Atlas Buyer, Inc. 2021 Term Loan B	8.695% (1 mo. USD Term SOFR + 3.75%)	11/23/2027	886,899	876,834
MI Windows and Doors LLC 2024 Term Loan B2	8.345% (1 mo. USD Term SOFR + 3.50%)	3/28/2031	1,097,250	1,100,525
Total				2,491,966

Chemicals 0.25%
Iris Holding, Inc. Term Loan	10.102% (3 mo. USD Term SOFR + 4.75%)	6/28/2028	1,119,604	1,059,660

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Lonza Group AG USD Term Loan B (Luxembourg)(b)	8.529% (3 mo. USD Term SOFR + 3.93%)		7/3/2028	$1,149,232	$1,077,802
USALCO LLC 2024 Term Loan B	–	(j)	9/17/2031	702,000	705,731
Total					2,843,193

Commercial Services 0.20%
Grant Thornton Advisors LLC Term Loan B	8.095% (1 mo. USD Term SOFR + 3.25%)		6/2/2031	1,181,647	1,184,690
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(b)	–	(j)	7/18/2031	1,150,000	1,138,741
Total					2,323,431

Computers 0.14%
McAfee LLC 2024 USD Term Loan B	8.451% (1 mo. USD Term SOFR + 3.25%)		3/1/2029	1,651,647	1,647,906

Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%)		8/11/2025	1,205,594	872,386

Diversified Financial Services 0.11%
Aretec Group, Inc. 2024 Term Loan B	8.845% (1 mo. USD Term SOFR + 4.00%)		8/9/2030	1,330,108	1,304,796

Electric: Generation 0.02%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.168% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	129,376	105,603
Frontera Generation Holdings LLC 2021 Term Loan	17.668% (3 mo. USD Term SOFR + 13.00%)		7/28/2026	133,293	174,781
Total					280,384

Engineering & Construction 0.00%
Brand Industrial Services, Inc. 2024 Term Loan B	9.748% (3 mo. USD Term SOFR + 4.50%)		8/1/2030	1,195	1,179

Entertainment 0.12%
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(b)	8.104% (3 mo. USD Term SOFR + 3.50%)		11/12/2029	1,424,532	1,372,715

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 0.14%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%)		5/14/2031	EUR	1,473,077	$1,610,756

Health Care Products 0.19%
Bausch & Lomb Corp. Term Loan (Canada)(b)	8.27% (1 mo. USD Term SOFR + 3.25%)		5/10/2027		$2,249,434	2,244,125

Health Care Services 0.19%
eResearchTechnology, Inc. 2024 Term Loan	8.845% (1 mo. USD Term SOFR + 4.00%)		2/4/2027		1,133,038	1,139,213
Star Parent, Inc. Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%)		9/27/2030		1,091,515	1,063,616
Total						2,202,829

Healthcare 0.16%
Athenahealth Group, Inc. 2022 Term Loan B	8.095% (1 mo. USD Term SOFR + 3.25%)		2/15/2029		1,064,047	1,059,174
Gainwell Acquisition Corp. Term Loan B	8.704% (3 mo. USD Term SOFR + 4.00%)		10/1/2027		860,130	820,886
Total						1,880,060

Insurance 0.12%
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.345% (1 mo. USD Term SOFR + 3.50%)		2/14/2031		1,396,980	1,397,224

Investment Management Companies 0.07%
Asp Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(k)	–	(j)	9/28/2029		794,298	794,298

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(b)	7.969% (1 mo. USD Term SOFR + 3.00%)		7/22/2030		715,208	713,419

Machinery: Diversified 0.10%
LSF12 Badger Bidco LLC Term Loan B	10.845% (1 mo. USD Term SOFR + 6.00%)		8/30/2030		1,137,416	1,094,763

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.22%
Sinclair Television Group, Inc. 2021 Term Loan B3	8.514% (3 mo. USD Term SOFR + 3.00%)		4/1/2028	$1,219,125	$907,993
Sinclair Television Group, Inc. 2022 Term Loan B4	8.695% (1 mo. USD Term SOFR + 3.75%)		4/21/2029	65,919	48,586
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%)		3/31/2031	1,703,000	1,628,732
Total					2,585,311

Metal Fabricate/Hardware 0.09%
Tank Holding Corp. 2022 Term Loan	10.245% – 10.50% (3 mo. USD Term SOFR + 5.75%) (6 mo. USD Term SOFR + 5.75%)		3/31/2028	1,027,059	1,012,552

Oil & Gas 0.01%
Parkway Generation LLC Term Loan C	–	(j)	2/18/2029	134,002	134,457

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	12/31/2025	76,918	9,653	(g)

Retail 0.13%
Staples, Inc. 2024 Term Loan B	10.689% (3 mo. USD Term SOFR + 5.75%)		9/4/2029	1,674,000	1,525,131

Software 0.63%
Applied Systems, Inc. 2024 1st Lien Term Loan	7.604% (3 mo. USD Term SOFR + 3.00%)		2/24/2031	1,141,538	1,143,752
Banff Merger Sub, Inc. 2024 2nd Lien Term Loan	11.005% – 11.01% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	1,719,000	1,694,650
Cloud Software Group, Inc. 2024 USD Term Loan B	8.604% (3 mo. USD Term SOFR + 4.00%)		3/30/2029	1,168,958	1,165,545
Modena Buyer LLC Term Loan	9.104% (3 mo. USD Term SOFR + 4.50%)		7/1/2031	1,622,000	1,556,617
Rocket Software, Inc. 2023 USD Term Loan B	9.595% (1 mo. USD Term SOFR + 4.75%)		11/28/2028	1,643,698	1,647,356
Total					7,207,920

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications 0.21%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(b)	–	(j)	3/25/2031		$899,737	$902,922
Lumen Technologies, Inc. 2024 Extended Term Loan B1	–	(j)	4/15/2029		1,750,585	1,540,953
Total						2,443,875
Total Floating Rate Loans (cost $43,413,296)						43,037,382

FOREIGN GOVERNMENT OBLIGATIONS 4.52%

Angola 0.23%
Angola Government International Bonds(b)	9.375%		5/8/2048		3,148,000	2,671,068

Argentina 0.63%
Argentina Republic Government International Bonds(b)	0.75%	(l)	7/9/2030		11,966,347	7,269,556

Benin 0.10%
Benin Government International Bonds†(b)	7.96%		2/13/2038		1,129,000	1,122,212

Brazil 0.09%
Brazil Notas do Tesouro Nacional	10.00%		1/1/2029	BRL	6,000,000	1,022,290

Colombia 0.15%
Colombia Government International Bonds(b)	8.00%		4/20/2033		$1,575,000	1,692,662

Ecuador 0.41%
Ecuador Government International Bonds†(b)	6.90%	(l)	7/31/2030		6,422,627	4,687,602

Egypt 0.12%
Egypt Government International Bonds(b)	8.50%		1/31/2047		239,000	193,294
Egypt Government International Bonds(b)	8.50%		1/31/2047		1,419,000	1,147,634
Total						1,340,928

El Salvador 0.49%
El Salvador Government International Bonds†	0.25%		4/17/2030		1,385,000	30,423
El Salvador Government International Bonds(b)	8.625%		2/28/2029		3,189,000	3,145,021
El Salvador Government International Bonds†(b)	9.25%		4/17/2030		2,518,000	2,509,218
Total						5,684,662

Gabon 0.11%
Gabon Government International Bonds(b)	6.95%		6/16/2025		444,000	417,243
Gabon Government International Bonds(b)	6.95%		6/16/2025		954,000	896,507
Total						1,313,750

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Kenya 0.25%
Republic of Kenya Government International Bonds(b)	7.00%	5/22/2027		$1,067,000	$1,050,247
Republic of Kenya Government International Bonds†(b)	9.75%	2/16/2031		1,777,000	1,799,212
Total					2,849,459

Montenegro 0.08%
Montenegro Government International Bonds†(b)	7.25%	3/12/2031		923,000	968,229

Nigeria 0.34%
Nigeria Government International Bonds(b)	7.143%	2/23/2030		3,077,000	2,798,281
Nigeria Government International Bonds(b)	7.625%	11/28/2047		1,421,000	1,091,893
Total					3,890,174

Panama 0.19%
Panama Government International Bonds(b)	6.40%	2/14/2035		785,000	803,709
Panama Government International Bonds(b)	7.50%	3/1/2031		451,000	493,864
Panama Government International Bonds(b)	9.375%	4/1/2029		793,000	922,443
Total					2,220,016

Paraguay 0.03%
Paraguay Government International Bonds†	7.90%	2/9/2031	PYG	3,006,000,000	394,392

Senegal 0.33%
Senegal Government International Bonds†(b)	6.25%	5/23/2033		$4,458,000	3,849,372

Sri Lanka 0.11%
Sri Lanka Government International Bonds†(b)(h)	5.875%	7/25/2022		2,340,000	1,273,974

Trinidad And Tobago 0.19%
Trinidad & Tobago Government International Bonds†(b)	6.40%	6/26/2034		2,101,000	2,173,222

Turkey 0.58%
Istanbul Metropolitan Municipality†(b)	10.50%	12/6/2028		1,074,000	1,181,796
Turkiye Government International Bonds(b)	5.125%	2/17/2028		4,043,000	4,015,204
Turkiye Government International Bonds(b)	9.375%	3/14/2029		1,300,000	1,477,049
Total					6,674,049

Venezuela 0.09%
Venezuela Government International Bonds(b)(h)	Zero Coupon	8/23/2022		607,800	99,893
Venezuela Government International Bonds(b)(h)	Zero Coupon	5/7/2023		3,091,600	442,485
Venezuela Government International Bonds(b)(h)	Zero Coupon	10/21/2026		2,721,600	455,092
Total					997,470
Total Foreign Government Obligations (cost $49,839,821)					52,095,087

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.25%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	10.63% (30 day USD SOFR Average + 5.35%)	#	8/25/2042	$900,000	$982,053
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.13% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	190,994	193,211
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	10.78% (30 day USD SOFR Average + 5.50%)	#	5/25/2043	700,000	776,190
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.53% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	919,559	920,163
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,874,469)					2,871,617

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.28%
Fannie Mae or Freddie Mac(m)	2.50%		TBA	4,233,000	3,658,571
Fannie Mae or Freddie Mac(m)	3.50%		TBA	2,531,000	2,359,059
Government National Mortgage Association(m)	2.50%		TBA	1,732,000	1,527,740
Government National Mortgage Association(m)	3.00%		TBA	7,324,000	6,683,569
Government National Mortgage Association(m)	3.50%		TBA	3,025,000	2,843,158
Government National Mortgage Association(m)	4.00%		TBA	5,624,000	5,439,519
Government National Mortgage Association(m)	4.50%		TBA	4,107,000	4,055,101
Government National Mortgage Association(m)	5.00%		TBA	5,567,000	5,575,324
Government National Mortgage Association(m)	5.50%		TBA	5,471,000	5,524,373
Government National Mortgage Association(m)	6.00%		TBA	5,386,000	5,475,279
Government National Mortgage Association(m)	6.50%		TBA	12,957,000	13,252,063
Government National Mortgage Association(m)	7.00%		TBA	1,804,000	1,848,695
Uniform Mortgage-Backed Security(m)	2.00%		TBA	2,881,000	2,385,937
Uniform Mortgage-Backed Security(m)	3.00%		TBA	2,639,000	2,368,912
Uniform Mortgage-Backed Security(m)	4.00%		TBA	3,967,000	3,812,613
Uniform Mortgage-Backed Security(m)	4.50%		TBA	3,697,000	3,634,829
Uniform Mortgage-Backed Security(m)	5.00%		TBA	25,765,000	25,941,852
Uniform Mortgage-Backed Security(m)	5.50%		TBA	32,706,000	33,266,989
Uniform Mortgage-Backed Security(m)	6.00%		TBA	15,081,000	15,489,233
Uniform Mortgage-Backed Security(m)	6.50%		TBA	7,063,000	7,279,266
Uniform Mortgage-Backed Security(m)	7.00%		TBA	11,695,000	12,150,642
Total Government Sponsored Enterprises Pass-Throughs (cost $164,745,014)					164,572,724

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
INVESTMENTS IN UNDERLYING FUNDS 0.32%
Lord Abbett Private Credit Fund 1 LP(n)(o) (cost $3,699,352)				$3,699,352	(p)	$3,712,300

MUNICIPAL BONDS 0.30%

Miscellaneous 0.20%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,210,000		1,395,904
New York City Industrial Development Agency NY†	11.00%		3/1/2029	820,000		930,771
Total						2,326,675

Tax Revenue 0.10%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%		7/1/2045	1,415,000		1,132,518
Total Municipal Bonds (cost $3,952,213)						3,459,193

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.65%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	900,000		935,910
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.168% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	970,000		633,400
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	710,000		744,188
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	1,250,000		1,314,397
BFLD Mortgage Trust Series 2024-VICT Class A†	6.987% (1 mo. USD Term SOFR + 1.89%)	#	7/15/2041	1,630,000		1,633,245
BFLD Mortgage Trust Series 2024-VICT Class B†	7.686% (1 mo. USD Term SOFR + 2.59%)	#	7/15/2041	400,000		400,442
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.439% (1 mo. USD Term SOFR + 1.34%)	#	3/15/2041	2,920,000		2,915,009
BPR Trust Series 2022-OANA Class A†	6.995% (1 mo. USD Term SOFR + 1.90%)	#	4/15/2037	1,400,000		1,406,405
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	949,000		861,482
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.911% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	2,770,000		2,754,157
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.539% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	1,798,217		1,800,766

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.488% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	$1,312,886	$1,314,789
BX Trust Series 2021-ARIA Class A†	6.111% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	500,000	497,500
BX Trust Series 2022-PSB Class A†	7.548% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	1,634,014	1,640,142
BX Trust Series 2024-VLT4 Class A†	6.588% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	900,000	901,408
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	733,769	161,796
CIM Trust Series 2018-INV1 Class B1†	4.703%	#(q)	8/25/2048	423,679	410,457
CONE Trust Series 2024-DFW1 Class B†	7.387% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	1,130,000	1,132,717
CSMC Trust Series 2021-BPNY Class A†	8.926% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	1,722,453	1,530,313
Fashion Show Mall LLC Series 2024-SHOW Class A†(a)	5.274%	#(q)	10/10/2029	400,000	399,656
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	9.28% (30 day USD SOFR Average + 4.00%)	#	7/25/2042	380,000	404,707
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.363% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	1,006,372	1,022,337
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.513% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	2,200,000	2,314,486
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.68% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	1,450,000	1,484,812
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.58% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	1,259,220	1,289,502
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.83% (30 day USD SOFR Average + 3.55%)	#	8/25/2042	1,570,000	1,658,942

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	8.63% (30 day USD SOFR Average + 3.35%)	#	11/25/2043	$1,350,000	$1,413,143
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.48% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	1,286,116	1,286,928
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.28% (30 day USD SOFR Average + 6.00%)	#	12/25/2041	900,000	947,145
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.18% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	2,370,000	2,541,102
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.98% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	500,000	517,315
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	7.08% (30 day USD SOFR Average + 1.80%)	#	1/25/2044	500,000	506,370
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	8.063% (30 day USD SOFR Average + 2.80%)	#	3/25/2044	700,000	710,436
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.93% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	880,000	885,018
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.495% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	1,003,952	1,047,215
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.48% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	427,751	427,829
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.663% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	2,103,736	2,161,980

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust Series 2024-WOLF Class A†	6.639% (1 mo. USD Term SOFR + 1.54%)	#	3/15/2039	$1,370,000	$1,369,175
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.188% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	750,000	752,598
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.887% (1 mo. USD Term SOFR + 1.79%)	#	6/15/2034	1,320,000	1,323,901
HPLY Trust Series 2019-HIT Class A†	6.233% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036	228,318	228,117
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.912% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	2,110,000	455,466
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.704% (1 mo. USD Term SOFR + 1.62%)	#	6/15/2039	2,500,000	2,499,658
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.392% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	760,000	740,174
MCR Mortgage Trust Series 2024-TWA Class A†	5.924%		6/12/2039	300,000	307,224
NRTH Mortgage Trust Series 2024-PARK Class A†	6.738% (1 mo. USD Term SOFR + 1.64%)	#	3/15/2039	2,048,000	2,052,240
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.307% (1 mo. USD Term SOFR + 1.21%)	#	11/15/2038	790,000	767,847
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	6.488% (1 mo. USD Term SOFR + 1.39%)	#	5/15/2039	730,000	727,929
SHOW Trust Series 2022-BIZ Class A†	8.102% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	3,850,000	3,622,140
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.097% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	750,000	744,016
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	1,614,737	1,653,614
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(q)	3/15/2040	1,830,000	1,855,854

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.788% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	$1,980,000	$1,982,834
Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,261,159)					65,090,233

	Dividend Rate			Shares
PREFERRED STOCKS 0.09%

Transportation Infrastructure 0.09%
ACBL Holdings Corp. (cost $422,600)	Zero Coupon			16,904	1,098,760
Total Long-Term Investments (cost $1,280,273,585)					1,296,905,376

				Principal
				Amount‡
SHORT-TERM INVESTMENTS 0.79%

Repurchase Agreements 0.78%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $9,625,200 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $9,204,552; proceeds: $9,024,519 (cost $9,023,917)				$9,023,917	9,023,917

Time Deposits 0.00%
CitiBank N.A.(r) (cost $4,436)				4,436	4,436

				Shares
Money Market Funds 0.01%
Fidelity Government Portfolio(r) (cost $39,925)				39,925	39,925
Total Short-Term Investments (cost $9,068,278)					9,068,278
Total Investments in Securities 113.29% (cost $1,289,341,863)					1,305,973,654
Less Unfunded Loan Commitments (0.07%) (cost $794,298)					(794,298)
Net Investments in Securities 113.22% (cost $1,288,547,565)					1,305,179,356
Other Assets and Liabilities – Net(s) (13.22)%					(152,362,407)
Net Assets 100.00%					$1,152,816,949

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
PYG	Paraguay Guarani.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $685,836,271, which represents 59.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Amount is less than $1.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.
(j)	Interest Rate to be determined.
(k)	Security partially/fully unfunded.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated issuers (See Note 5).
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $3,712,300 or 0.32% of net assets.
(p)	Principal amount represents partnership interest.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$ 2,807,089		$(786)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	1,392,911	(390	)(1)
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	10,000,000		(132,141)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000		(184,148)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	6,000,000		(355,997)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(673,462)

NSA	Non-seasonally adjusted.

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $6,609, which includes upfront payment of $6,219. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Bank of America	11/12/2024	25,267,000	$16,570,351	$17,478,379	$908,028
Australian dollar	Buy	Goldman Sachs	11/12/2024	25,087,000	16,376,919	17,353,865	976,946
Canadian dollar	Buy	Morgan Stanley	11/22/2024	1,231,000	909,707	911,348	1,641
Canadian dollar	Buy	Morgan Stanley	11/22/2024	813,000	598,544	601,890	3,346
Canadian dollar	Buy	State Street Bank and Trust	11/22/2024	219,000	161,240	162,133	893
Euro	Buy	Bank of America	11/20/2024	583,000	645,488	650,256	4,768
Euro	Buy	State Street Bank and Trust	11/20/2024	503,000	559,799	561,027	1,228
Euro	Buy	State Street Bank and Trust	11/20/2024	1,085,000	1,208,103	1,210,168	2,065
Swedish krona	Buy	Barclays Bank plc	10/17/2024	2,724,000	254,037	268,412	14,375
Swedish krona	Buy	Morgan Stanley	10/17/2024	8,427,000	788,865	830,363	41,498
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	145,000	107,610	107,348	262
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,955,050

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	11/20/2024	118,000	$131,748	$131,613	$(135)
British pound	Sell	State Street Bank and Trust	12/6/2024	2,561,000	3,378,279	3,423,553	(45,274)
Canadian dollar	Sell	Bank of America	11/22/2024	1,383,000	1,019,988	1,023,879	(3,891)
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	5,224,000	3,815,172	3,867,492	(52,320)
Euro	Sell	State Street Bank and Trust	11/20/2024	5,972,000	6,602,046	6,660,941	(58,895)
Swedish krona	Sell	State Street Bank and Trust	10/17/2024	11,322,000	1,074,740	1,115,625	(40,885)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(201,400)

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2024	124	Long	$14,619,177	$14,668,813	$49,636
U.S. 2-Year Treasury Note	December 2024	1,320	Long	274,248,587	274,879,688	631,101
U.S. Long Bond	December 2024	132	Short	(16,451,886)	(16,392,750)	59,136
U.S. Ultra Bond	December 2024	13	Short	(1,784,976)	(1,730,219)	54,757
Total Unrealized Appreciation on Futures Contracts						$794,630

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2024	844	Long	$92,860,329	$92,741,094	$(119,235)

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$29,740,879	$–		$29,740,879
Common Stocks
Aerospace & Defense	2,437,715	1,234,654	–		3,672,369
Air Freight & Logistics	580,326	1,947,070	–		2,527,396
Automobile Components	–	716,068	–		716,068
Electric-Generation	–	11,248	–		11,248
Interactive Media & Services	1,234,181	2,463,294	–		3,697,475
Miscellaneous Financials	–	322,731	–		322,731
Personal Care Products	–	710,269	–		710,269
Specialty Retail	–	–	3,202		3,202
Transportation Infrastructure	–	111,910	–		111,910
Remaining Industries	59,329,576	–	–		59,329,576
Corporate Bonds
Banks	–	74,226,289	–	(3)	74,226,289
Mining	–	20,343,756	–	(4)	20,343,756
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	765,554,912	–		765,554,912
Floating Rate Loans
Personal & Household Products	–	–	9,653		9,653
Remaining Industries	–	43,027,729	–		43,027,729
Less Unfunded Loan Commitments	–	(794,298)	–		(794,298)
Foreign Government Obligations	–	52,095,087	–		52,095,087
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	2,871,617	–		2,871,617
Government Sponsored Enterprises Pass-Throughs	–	164,572,724	–		164,572,724
Investments in Underlying Funds	–	3,712,300	–		3,712,300
Municipal Bonds	–	3,459,193	–		3,459,193
Non-Agency Commercial Mortgage-Backed Securities	–	65,090,233	–		65,090,233
Preferred Stocks	–	1,098,760	–		1,098,760
Short-Term Investments
Repurchase Agreements	–	9,023,917	–		9,023,917
Time Deposits	–	4,436	–		4,436
Money Market Funds	39,925	–	–		39,925
Total	$63,621,723	$1,241,544,778	$12,855		$1,305,179,356

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

BOND DEBENTURE PORTFOLIO September 30, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(673,462)	–	(673,462)
Forward Foreign Currency Exchange Contracts
Assets	–	1,955,050	–	1,955,050
Liabilities	–	(201,400)	–	(201,400)
Futures Contracts
Assets	794,630	–	–	794,630
Liabilities	(119,235)	–	–	(119,235)
Total	$675,395	$1,080,188	$–	$1,755,583

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

DEVELOPING GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.64%

COMMON STOCKS 98.64%

Aerospace & Defense 4.23%
AeroVironment, Inc.*	4,938	$990,069
Loar Holdings, Inc.*	16,647	1,241,700
Moog, Inc. Class A	3,599	727,070
Total		2,958,839

Automobile Components 1.58%
Modine Manufacturing Co.*	8,296	1,101,626

Beverages 0.81%
Primo Water Corp.	22,330	563,832

Biotechnology 17.30%
ADMA Biologics, Inc.*	65,073	1,300,809
Arcellx, Inc.*	12,809	1,069,680
Avidity Biosciences, Inc.*	11,370	522,224
Blueprint Medicines Corp.*	12,493	1,155,602
Crinetics Pharmaceuticals, Inc.*	11,858	605,944
Insmed, Inc.*	15,466	1,129,018
Janux Therapeutics, Inc.*	10,115	459,524
Krystal Biotech, Inc.*	5,103	928,899
Merus NV (Netherlands)*(a)	15,280	763,389
Mirum Pharmaceuticals, Inc.*	8,963	349,557
Natera, Inc.*	8,280	1,051,146
Nuvalent, Inc. Class A*	6,554	670,474
REVOLUTION Medicines, Inc.*	14,553	659,979
SpringWorks Therapeutics, Inc.*	20,921	670,309
Vaxcyte, Inc.*	6,712	766,980
Total		12,103,534

Broadline Retail 0.73%
Ollie’s Bargain Outlet Holdings, Inc.*	5,222	507,578

Building Products 0.96%
AAON, Inc.	6,203	668,931

Capital Markets 5.35%
Evercore, Inc. Class A	4,227	1,070,868
Hamilton Lane, Inc. Class A	7,248	1,220,491

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Capital Markets (continued)
Piper Sandler Cos.	5,125	$1,454,526
Total		3,745,885

Commercial Services & Supplies 0.94%
Tetra Tech, Inc.	13,935	657,175

Construction & Engineering 3.17%
Comfort Systems USA, Inc.	3,335	1,301,817
Sterling Infrastructure, Inc.*	6,300	913,626
Total		2,215,443

Consumer Staples Distribution & Retail 1.90%
Maplebear, Inc.*	14,769	601,689
Sprouts Farmers Market, Inc.*	6,596	728,264
Total		1,329,953

Diversified Consumer Services 3.25%
Bright Horizons Family Solutions, Inc.*	6,196	868,245
Duolingo, Inc.*	2,048	577,577
Stride, Inc.*	9,697	827,251
Total		2,273,073

Electronic Equipment, Instruments & Components 2.20%
Fabrinet (Thailand)*(a)	2,649	626,330
Itron, Inc.*	8,568	915,148
Total		1,541,478

Food Products 1.65%
Freshpet, Inc.*	8,457	1,156,664

Health Care Equipment & Supplies 7.56%
Glaukos Corp.*	11,334	1,476,594
Lantheus Holdings, Inc.*	7,928	870,098
PROCEPT BioRobotics Corp.*	9,902	793,348
RxSight, Inc.*	15,431	762,754
TransMedics Group, Inc.*	8,846	1,388,822
Total		5,291,616

Health Care Providers & Services 0.47%
Guardant Health, Inc.*	14,374	329,740

Health Care Technology 0.90%
Doximity, Inc. Class A*	14,371	626,144

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 7.95%
Cava Group, Inc.*	12,563	$1,555,928
Life Time Group Holdings, Inc.*	27,530	672,283
MakeMyTrip Ltd. (India)*(a)	11,336	1,053,681
Sweetgreen, Inc. Class A*	37,472	1,328,382
Wingstop, Inc.	2,287	951,575
Total		5,561,849

Household Durables 0.49%
Meritage Homes Corp.	1,687	345,953

Information Technology Services 1.39%
Wix.com Ltd. (Israel)*(a)	5,809	971,091

Insurance 0.89%
Baldwin Insurance Group, Inc.*	12,438	619,412

Interactive Media & Services 1.16%
Reddit, Inc. Class A*	12,343	813,651

Machinery 2.70%
Crane Co.	7,070	1,119,040
SPX Technologies, Inc.*	4,824	769,235
Total		1,888,275

Media 0.62%
Criteo SA ADR*	10,823	435,518

Pharmaceuticals 1.40%
Intra-Cellular Therapies, Inc.*	13,389	979,673

Professional Services 2.60%
Parsons Corp.*	11,002	1,140,688
Verra Mobility Corp.*	24,472	680,566
Total		1,821,254

Semiconductors & Semiconductor Equipment 6.80%
Astera Labs, Inc.*(b)	9,312	487,856
Camtek Ltd. (Israel)(a)	8,405	671,139
Credo Technology Group Holding Ltd.*	30,678	944,882
Impinj, Inc.*	4,443	961,999
Nova Ltd. (Israel)*(a)	3,422	712,940
Onto Innovation, Inc.*	4,729	981,551
Total		4,760,367

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Software 17.85%
Agilysys, Inc.*	11,591	$1,263,071
Appfolio, Inc. Class A*	5,374	1,265,040
Clear Secure, Inc. Class A	12,606	417,763
CyberArk Software Ltd. (Israel)*(a)	5,152	1,502,375
Descartes Systems Group, Inc. (Canada)*(a)	7,136	734,723
Guidewire Software, Inc.*	6,293	1,151,241
Monday.com Ltd. (Israel)*(a)	3,421	950,251
Q2 Holdings, Inc.*	7,099	566,287
SPS Commerce, Inc.*	5,479	1,063,857
Varonis Systems, Inc.*	23,765	1,342,722
Vertex, Inc. Class A*	19,615	755,374
Zeta Global Holdings Corp. Class A*	49,555	1,478,226
Total		12,490,930

Trading Companies & Distributors 1.79%
FTAI Aviation Ltd.	9,433	1,253,646
Total Common Stocks (cost $51,428,616)		69,013,130

	Principal Amount

SHORT-TERM INVESTMENTS 2.33%

Repurchase Agreements 1.61%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $1,171,800 of U.S. Treasury Note at 2.125% due 5/31/2026; value: $1,150,398; proceeds: $1,127,727 (cost $1,127,652)	$1,127,652	1,127,652

Time Deposits 0.07%
CitiBank N.A.(c) (cost $50,469)	50,469	50,469

	Shares

Money Market Funds 0.65%
Fidelity Government Portfolio(c) (cost $454,217)	454,217	454,217
Total Short-Term Investments (cost $1,632,338)		1,632,338
Total Investments in Securities 100.97% (cost $53,060,954)		70,645,468
Other Assets and Liabilities – Net (0.97)%		(678,990)
Net Assets 100.00%		$69,966,478

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

DEVELOPING GROWTH PORTFOLIO September 30, 2024

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$69,013,130	$–	$–	$69,013,130
Short-Term Investments
Repurchase Agreements	–	1,127,652	–	1,127,652
Time Deposits	–	50,469	–	50,469
Money Market Funds	454,217	–	–	454,217
Total	$69,467,347	$1,178,121	$–	$70,645,468

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)

DIVIDEND GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.77%

COMMON STOCKS 99.77%

Aerospace & Defense 1.60%
Northrop Grumman Corp.	5,876	$3,102,939

Banks 4.50%
Bank of America Corp.	103,145	4,092,794
JPMorgan Chase & Co.	22,006	4,640,185
Total		8,732,979

Beverages 1.78%
Coca-Cola Co.	48,062	3,453,735

Biotechnology 2.53%
AbbVie, Inc.	24,915	4,920,214

Building Products 0.79%
Allegion PLC (Ireland)(a)	10,482	1,527,647

Capital Markets 7.34%
Ameriprise Financial, Inc.	5,025	2,360,795
Charles Schwab Corp.	46,053	2,984,695
Evercore, Inc. Class A	9,176	2,324,648
Morgan Stanley	34,299	3,575,328
S&P Global, Inc.	5,820	3,006,728
Total		14,252,194

Chemicals 1.18%
Sherwin-Williams Co.	5,982	2,283,150

Construction Materials 2.22%
CRH PLC	46,391	4,302,301

Consumer Staples Distribution & Retail 4.09%
Costco Wholesale Corp.	3,216	2,851,048
Walmart, Inc.	63,053	5,091,530
Total		7,942,578

Distributors 0.57%
Pool Corp.	2,931	1,104,401

Electric: Utilities 2.39%
NextEra Energy, Inc.	54,889	4,639,767

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Electrical Equipment 1.25%
Eaton Corp. PLC	7,333	$2,430,450

Financial Services 2.98%
Jack Henry & Associates, Inc.	7,644	1,349,472
Mastercard, Inc. Class A	9,000	4,444,200
Total		5,793,672

Ground Transportation 1.54%
Old Dominion Freight Line, Inc.	6,165	1,224,616
Union Pacific Corp.	7,129	1,757,156
Total		2,981,772

Health Care Equipment & Supplies 1.68%
Abbott Laboratories	28,630	3,264,106

Health Care Providers & Services 3.92%
UnitedHealth Group, Inc.	13,028	7,617,211

Hotels, Restaurants & Leisure 1.39%
McDonald’s Corp.	8,835	2,690,346

Information Technology Services 1.51%
Accenture PLC Class A (Ireland)(a)	8,313	2,938,479

Insurance 3.82%
Allstate Corp.	8,845	1,677,454
Arthur J Gallagher & Co.	9,109	2,562,999
Chubb Ltd. (Switzerland)(a)	10,994	3,170,560
Total		7,411,013

Life Sciences Tools & Services 2.64%
Danaher Corp.	13,532	3,762,167
West Pharmaceutical Services, Inc.	4,568	1,371,131
Total		5,133,298

Machinery 2.33%
Parker-Hannifin Corp.	7,174	4,532,677

Media 0.50%
Comcast Corp. Class A	23,089	964,428

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Metals & Mining 1.55%
Reliance, Inc.	5,573	$1,611,767
Steel Dynamics, Inc.	11,147	1,405,414
Total		3,017,181

Multi-Utilities 1.60%
CMS Energy Corp.	43,882	3,099,386

Oil, Gas & Consumable Fuels 3.62%
Exxon Mobil Corp.	51,482	6,034,720
Marathon Petroleum Corp.	6,063	987,723
Total		7,022,443

Pharmaceuticals 4.11%
Eli Lilly & Co.	5,538	4,906,336
Johnson & Johnson	19,009	3,080,598
Total		7,986,934

Professional Services 0.64%
Verisk Analytics, Inc.	4,615	1,236,635

Semiconductors & Semiconductor Equipment 13.52%
Analog Devices, Inc.	15,016	3,456,233
Broadcom, Inc.	31,386	5,414,085
Lam Research Corp.	1,604	1,308,992
NVIDIA Corp.	103,569	12,577,419
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,088	3,488,683
Total		26,245,412

Software 11.93%
Microsoft Corp.	37,744	16,241,243
Oracle Corp.	19,806	3,374,943
Roper Technologies, Inc.	6,368	3,543,410
Total		23,159,596

Specialty Retail 4.71%
Home Depot, Inc.	5,463	2,213,608
Lowe’s Cos., Inc.	11,238	3,043,812
TJX Cos., Inc.	33,113	3,892,102
Total		9,149,522

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 3.30%
Apple, Inc.	27,517	$6,411,461

Tobacco 2.24%
Philip Morris International, Inc.	35,766	4,341,992
Total Common Stocks (cost $139,448,563)		193,689,919

	Principal Amount

SHORT-TERM INVESTMENTS 0.67%

Repurchase Agreements 0.67%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $1,340,100 of U.S. Treasury Note at 2.125% due 5/31/2026; value: $1,315,604; proceeds: $1,289,717 (cost $1,289,631)	$1,289,631	1,289,631
Total Investments in Securities 100.44% (cost $140,738,194)		194,979,550
Other Assets and Liabilities – Net (0.44)%		(844,503)
Net Assets 100.00%		$194,135,047

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$193,689,919	$–	$–	$193,689,919
Short-Term Investments
Repurchase Agreements	–	1,289,631	–	1,289,631
Total	$193,689,919	$1,289,631	$–	$194,979,550

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.48%

COMMON STOCKS 99.48%

Aerospace & Defense 2.26%
RTX Corp.	43,300	$5,246,228

Banks 5.51%
JPMorgan Chase & Co.	40,944	8,633,452
Wells Fargo & Co.	73,509	4,152,523
Total		12,785,975

Biotechnology 2.00%
AbbVie, Inc.	23,502	4,641,175

Building Products 3.76%
Allegion PLC (Ireland)(a)	33,577	4,893,512
Masco Corp.	45,477	3,817,339
Total		8,710,851

Capital Markets 6.94%
Charles Schwab Corp.	71,368	4,625,360
KKR & Co., Inc.	33,000	4,309,140
Morgan Stanley	38,970	4,062,233
Nasdaq, Inc.	42,494	3,102,487
Total		16,099,220

Chemicals 3.04%
Avient Corp.	83,259	4,189,593
HB Fuller Co.	36,012	2,858,632
Total		7,048,225

Construction & Engineering 1.62%
EMCOR Group, Inc.	8,714	3,751,638

Construction Materials 1.81%
CRH PLC	45,367	4,207,336

Consumer Staples Distribution & Retail 3.51%
BJ’s Wholesale Club Holdings, Inc.*	44,841	3,698,486
Target Corp.	28,556	4,450,738
Total		8,149,224

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Electric: Utilities 3.40%
Entergy Corp.	30,769	$4,049,508
FirstEnergy Corp.	86,625	3,841,819
Total		7,891,327

Electronic Equipment, Instruments & Components 3.92%
Littelfuse, Inc.	9,466	2,510,857
Mirion Technologies, Inc.*(b)	265,420	2,938,199
TD SYNNEX Corp.	30,315	3,640,225
Total		9,089,281

Energy Equipment & Services 0.96%
Liberty Energy, Inc.	116,947	2,232,518

Financial Services 1.69%
Fiserv, Inc.*	21,850	3,925,353

Ground Transportation 1.14%
Landstar System, Inc.	13,989	2,642,102

Health Care Equipment & Supplies 1.57%
Becton Dickinson & Co.	15,074	3,634,341

Health Care Providers & Services 6.93%
Labcorp Holdings, Inc.	19,063	4,260,199
Molina Healthcare, Inc.*	9,346	3,220,258
Tenet Healthcare Corp.*	23,068	3,833,901
UnitedHealth Group, Inc.	8,113	4,743,509
Total		16,057,867

Industrial REITS 1.18%
Prologis, Inc.	21,605	2,728,279

Insurance 7.42%
Aon PLC Class A	13,045	4,513,440
Arch Capital Group Ltd.*	35,734	3,997,920
Kemper Corp.	71,163	4,358,734
RenaissanceRe Holdings Ltd.	15,946	4,343,690
Total		17,213,784

Interactive Media & Services 2.76%
Alphabet, Inc. Class A	38,592	6,400,483

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Leisure Products 1.26%
Brunswick Corp.	34,918	$2,926,827

Life Sciences Tools & Services 1.28%
Thermo Fisher Scientific, Inc.	4,783	2,958,620

Machinery 4.70%
Crane Co.	15,044	2,381,164
Cummins, Inc.	12,045	3,900,051
Parker-Hannifin Corp.	7,324	4,627,450
Total		10,908,665

Metals & Mining 1.27%
Steel Dynamics, Inc.	23,335	2,942,077

Oil, Gas & Consumable Fuels 6.62%
Chesapeake Energy Corp.(b)	47,712	3,924,312
Diamondback Energy, Inc.	19,895	3,429,898
Permian Resources Corp.	259,674	3,534,163
Shell PLC ADR	67,561	4,455,648
Total		15,344,021

Pharmaceuticals 1.42%
Merck & Co., Inc.	28,952	3,287,789

Professional Services 1.51%
WNS Holdings Ltd. (India)*(a)	66,377	3,498,732

Real Estate Management & Development 1.95%
CBRE Group, Inc. Class A*	36,352	4,525,097

Semiconductors & Semiconductor Equipment 3.01%
Silicon Motion Technology Corp. ADR	55,490	3,370,463
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,780	3,608,862
Total		6,979,325

Software 3.54%
Adobe, Inc.*	7,234	3,745,621
Microsoft Corp.	10,354	4,455,326
Total		8,200,947

Specialized REITS 1.01%
American Tower Corp.	10,052	2,337,693

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Specialty Retail 6.20%
Academy Sports & Outdoors, Inc.	43,787	$2,555,409
AutoZone, Inc.*	1,071	3,373,693
Best Buy Co., Inc.	42,734	4,414,422
Lowe’s Cos., Inc.	14,869	4,027,269
Total		14,370,793

Technology Hardware, Storage & Peripherals 1.54%
NetApp, Inc.	28,833	3,561,164

Textiles, Apparel & Luxury Goods 1.02%
Ralph Lauren Corp.	12,163	2,358,041

Trading Companies & Distributors 1.73%
AerCap Holdings NV (Ireland)(a)	42,265	4,003,341
Total Common Stocks (cost $187,528,640)		230,658,339

	Principal Amount

SHORT-TERM INVESTMENTS 2.50%

Repurchase Agreements 0.54%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $1,335,300 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $1,277,027; proceeds: $1,251,885 (cost $1,251,802)	$1,251,802	1,251,802

Time Deposits 0.20%
CitiBank N.A.(c) (cost $453,425)	453,425	453,425

	Shares
Money Market Funds 1.76%
Fidelity Government Portfolio(c) (cost $4,080,823)	4,080,823	4,080,823
Total Short-Term Investments (cost $5,786,050)		5,786,050
Total Investments in Securities 101.98% (cost $193,314,690)		236,444,389
Other Assets and Liabilities – Net (1.98)%		(4,584,236)
Net Assets 100.00%		$231,860,153

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$230,658,339	$–	$–	$230,658,339
Short-Term Investments
Repurchase Agreements	–	1,251,802	–	1,251,802
Time Deposits	–	453,425	–	453,425
Money Market Funds	4,080,823	–	–	4,080,823
Total	$234,739,162	$1,705,227	$–	$236,444,389

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH AND INCOME PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.67%

COMMON STOCKS 99.67%

Aerospace & Defense 3.29%
Lockheed Martin Corp.	10,506	$6,141,387
RTX Corp.	88,521	10,725,205
Total		16,866,592

Banks 6.14%
JPMorgan Chase & Co.	94,349	19,894,430
Wells Fargo & Co.	204,846	11,571,751
Total		31,466,181

Biotechnology 3.46%
AbbVie, Inc.	57,648	11,384,327
United Therapeutics Corp.*	17,619	6,313,769
Total		17,698,096

Building Products 3.67%
Allegion PLC (Ireland)(a)	74,383	10,840,579
Masco Corp.	94,798	7,957,344
Total		18,797,923

Capital Markets 7.88%
Ameriprise Financial, Inc.	12,265	5,762,220
Charles Schwab Corp.	165,111	10,700,844
KKR & Co., Inc.	62,893	8,212,568
Morgan Stanley	84,431	8,801,087
Nasdaq, Inc.	94,132	6,872,577
Total		40,349,296

Chemicals 0.93%
Dow, Inc.	86,677	4,735,164

Construction & Engineering 1.91%
EMCOR Group, Inc.	22,682	9,765,281

Construction Materials 1.94%
CRH PLC	106,993	9,922,531

Consumer Finance 1.65%
American Express Co.	31,107	8,436,218

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.35%
BJ’s Wholesale Club Holdings, Inc.*	99,551	$8,210,966
Target Corp.	57,430	8,951,040
Total		17,162,006

Electric: Utilities 3.90%
Entergy Corp.	53,253	7,008,627
FirstEnergy Corp.	148,925	6,604,824
NextEra Energy, Inc.	75,438	6,376,774
Total		19,990,225

Electronic Equipment, Instruments & Components 1.57%
TD SYNNEX Corp.	66,933	8,037,315

Energy Equipment & Services 1.28%
Schlumberger NV	156,298	6,556,701

Financial Services 3.12%
Fiserv, Inc.*	58,784	10,560,546
PayPal Holdings, Inc.*	69,509	5,423,787
Total		15,984,333

Health Care Equipment & Supplies 1.55%
Becton Dickinson & Co.	32,988	7,953,407

Health Care Providers & Services 7.14%
Labcorp Holdings, Inc.	44,112	9,858,150
McKesson Corp.	15,570	7,698,119
Molina Healthcare, Inc.*	20,673	7,123,089
UnitedHealth Group, Inc.	20,325	11,883,621
Total		36,562,979

Industrial REITS 1.21%
Prologis, Inc.	48,926	6,178,375

Insurance 8.66%
Allstate Corp.	44,598	8,458,011
Aon PLC Class A	26,064	9,017,883
Arch Capital Group Ltd.*	81,744	9,145,519
Arthur J Gallagher & Co.	30,013	8,444,758
RenaissanceRe Holdings Ltd.	34,104	9,289,929
Total		44,356,100

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Interactive Media & Services 2.81%
Alphabet, Inc. Class A	86,788	$14,393,790

Life Sciences Tools & Services 1.57%
Thermo Fisher Scientific, Inc.	13,033	8,061,823

Machinery 4.03%
Cummins, Inc.	29,933	9,692,006
Parker-Hannifin Corp.	17,361	10,969,027
Total		20,661,033

Metals & Mining 1.21%
Steel Dynamics, Inc.	49,275	6,212,592

Oil, Gas & Consumable Fuels 6.01%
Chesapeake Energy Corp.	116,385	9,572,666
Diamondback Energy, Inc.	58,307	10,052,127
Shell PLC ADR	169,022	11,147,001
Total		30,771,794

Pharmaceuticals 2.09%
Merck & Co., Inc.	64,386	7,311,674
Teva Pharmaceutical Industries Ltd. ADR*	188,495	3,396,680
Total		10,708,354

Real Estate Management & Development 1.91%
CBRE Group, Inc. Class A*	78,691	9,795,456

Semiconductors & Semiconductor Equipment 2.61%
KLA Corp.	6,905	5,347,301
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,140	8,013,134
Total		13,360,435

Software 3.67%
Adobe, Inc.*	16,046	8,308,298
Microsoft Corp.	24,314	10,462,314
Total		18,770,612

Specialized REITS 1.01%
American Tower Corp.	22,134	5,147,483

Specialty Retail 5.23%
AutoZone, Inc.*	2,586	8,146,003
Best Buy Co., Inc.	89,892	9,285,844
Lowe’s Cos., Inc.	34,581	9,366,264
Total		26,798,111

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

GROWTH AND INCOME PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.61%
NetApp, Inc.	66,743	$8,243,428

Textiles, Apparel & Luxury Goods 1.53%
Ralph Lauren Corp.	40,474	7,846,694

Trading Companies & Distributors 1.73%
AerCap Holdings NV (Ireland)(a)	93,673	8,872,707
Total Common Stocks (cost $361,059,261)		510,463,035

	Principal Amount

SHORT-TERM INVESTMENTS 0.87%

Repurchase Agreements 0.87%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $4,411,300 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $4,570,269; proceeds: $4,480,772 (cost $4,480,473)	$4,480,473	4,480,473
Total Investments in Securities 100.54% (cost $365,539,734)		514,943,508
Other Assets and Liabilities – Net (0.54)%		(2,772,028)
Net Assets 100.00%		$512,171,480

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$510,463,035	$–	$–	$510,463,035
Short-Term Investments
Repurchase Agreements	–	4,480,473	–	4,480,473
Total	$510,463,035	$4,480,473	$–	$514,943,508

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.70%

COMMON STOCKS 97.70%

Aerospace & Defense 4.92%
AeroVironment, Inc.*	3,250	$651,625
Axon Enterprise, Inc.*	2,798	1,118,081
HEICO Corp.	4,460	1,166,201
Loar Holdings, Inc.*	8,245	614,994
TransDigm Group, Inc.	474	676,460
Total		4,227,361

Banks 1.13%
NU Holdings Ltd. Class A (Brazil)*(a)	70,888	967,621

Biotechnology 9.03%
Arcellx, Inc.*	10,743	897,148
Argenx SE ADR*	1,807	979,539
Blueprint Medicines Corp.*	7,247	670,347
Insmed, Inc.*	15,751	1,149,823
Krystal Biotech, Inc.*	6,114	1,112,931
Natera, Inc.*	16,711	2,121,461
REVOLUTION Medicines, Inc.*	8,542	387,380
SpringWorks Therapeutics, Inc.*	13,872	444,459
Total		7,763,088

Broadline Retail 3.21%
Coupang, Inc.*	51,851	1,272,942
MercadoLibre, Inc. (Uruguay)*(a)	726	1,489,723
Total		2,762,665

Building Products 1.16%
Lennox International, Inc.	1,643	992,849

Capital Markets 6.68%
ARES Management Corp. Class A	10,647	1,659,229
Evercore, Inc. Class A	3,232	818,795
Jefferies Financial Group, Inc.	15,135	931,559
Piper Sandler Cos.	2,977	844,902
Tradeweb Markets, Inc. Class A	12,009	1,485,153
Total		5,739,638

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Commercial Services & Supplies 1.20%
Tetra Tech, Inc.	21,825	$1,029,267

Communications Equipment 1.32%
Arista Networks, Inc.*	2,957	1,134,956

Construction & Engineering 5.39%
Comfort Systems USA, Inc.	3,663	1,429,852
EMCOR Group, Inc.	3,990	1,717,814
Quanta Services, Inc.	4,978	1,484,191
Total		4,631,857

Consumer Staples Distribution & Retail 1.25%
Maplebear, Inc.*	26,304	1,071,625

Diversified Consumer Services 0.82%
Duolingo, Inc.*	2,507	707,024

Electrical Equipment 1.95%
Vertiv Holdings Co. Class A	16,887	1,680,088

Electronic Equipment, Instruments & Components 0.89%
Fabrinet (Thailand)*(a)	3,229	763,465

Entertainment 4.08%
Liberty Media Corp.–Liberty Formula One Class A*	11,092	793,411
Sea Ltd. ADR*	7,587	715,302
Spotify Technology SA (Sweden)*(a)	5,422	1,998,170
Total		3,506,883

Financial Services 1.70%
Affirm Holdings, Inc.*	10,044	409,996
Toast, Inc. Class A*	37,192	1,052,906
Total		1,462,902

Health Care Equipment & Supplies 5.96%
Glaukos Corp.*	10,501	1,368,070
Insulet Corp.*	2,657	618,417
Lantheus Holdings, Inc.*	9,528	1,045,698
PROCEPT BioRobotics Corp.*	8,394	672,527
RxSight, Inc.*	8,542	422,231
TransMedics Group, Inc.*	6,358	998,206
Total		5,125,149

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 6.71%
Cava Group, Inc.*	14,242	$1,763,872
DoorDash, Inc. Class A*	7,891	1,126,282
MakeMyTrip Ltd. (India)*(a)	8,052	748,433
Royal Caribbean Cruises Ltd.	7,066	1,253,226
Wingstop, Inc.	2,109	877,513
Total		5,769,326

Household Durables 1.01%
SharkNinja, Inc.	7,966	865,984

Information Technology Services 1.14%
Wix.com Ltd. (Israel)*(a)	5,885	983,795

Interactive Media & Services 1.32%
Reddit, Inc. Class A*	17,261	1,137,845

Machinery 0.72%
Crane Co.	3,908	618,558

Media 2.50%
Trade Desk, Inc. Class A*	19,611	2,150,346

Professional Services 2.32%
Booz Allen Hamilton Holding Corp.	5,427	883,298
Parsons Corp.*	10,692	1,108,547
Total		1,991,845

Semiconductors & Semiconductor Equipment 4.16%
Camtek Ltd. (Israel)(a)	5,164	412,345
Monolithic Power Systems, Inc.	1,865	1,724,193
Onto Innovation, Inc.*	4,422	917,830
Teradyne, Inc.	3,918	524,738
Total		3,579,106

Software 20.84%
Agilysys, Inc.*	5,150	561,196
Appfolio, Inc. Class A*	2,236	526,354
AppLovin Corp. Class A*	16,977	2,216,347
CyberArk Software Ltd. (Israel)*(a)	8,051	2,347,752
Datadog, Inc. Class A*	7,390	850,293
Fair Isaac Corp.*	789	1,533,437
Guidewire Software, Inc.*	7,470	1,366,562
Monday.com Ltd. (Israel)*(a)	5,462	1,517,180

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Software (continued)
Palantir Technologies, Inc. Class A*	58,528	$2,177,242
Samsara, Inc. Class A*	24,661	1,186,687
SPS Commerce, Inc.*	3,813	740,370
Tyler Technologies, Inc.*	1,023	597,146
Varonis Systems, Inc.*	19,751	1,115,931
Zeta Global Holdings Corp. Class A*	39,543	1,179,568
Total		17,916,065

Specialty Retail 2.38%
Carvana Co.*	8,221	1,431,358
Ross Stores, Inc.	4,083	614,533
Total		2,045,891

Textiles, Apparel & Luxury Goods 2.78%
Deckers Outdoor Corp.*	8,850	1,411,133
On Holding AG Class A (Switzerland)*(a)	19,448	975,317
Total		2,386,450

Trading Companies & Distributors 1.13%
FTAI Aviation Ltd.	7,341	975,619
Total Common Stocks (cost $66,585,522)		83,987,268

	Principal Amount

SHORT-TERM INVESTMENTS 2.60%

Repurchase Agreements 2.60%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $2,383,400 of U.S. Treasury Note at 0.750% due 5/31/2026; value: $2,279,313; proceeds: $2,234,586 (cost $2,234,437)	$2,234,437	2,234,437
Total Investments in Securities 100.30% (cost $68,819,959)		86,221,705
Other Assets and Liabilities – Net (0.30)%		(254,319)
Net Assets 100.00%		$85,967,386

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$83,987,268	$–	$–	$83,987,268
Short-Term Investments
Repurchase Agreements	–	2,234,437	–	2,234,437
Total	$83,987,268	$2,234,437	$–	$86,221,705

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)

MID CAP STOCK PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.29%

COMMON STOCKS 99.29%

Banks 1.53%
East West Bancorp, Inc.	48,881	$4,044,414

Biotechnology 1.42%
United Therapeutics Corp.*	10,448	3,744,041

Building Products 5.20%
Allegion PLC (Ireland)(a)	38,052	5,545,698
Builders FirstSource, Inc.*	18,474	3,581,370
Masco Corp.	54,705	4,591,938
Total		13,719,006

Capital Markets 6.17%
Ameriprise Financial, Inc.	7,088	3,330,013
Moelis & Co. Class A	63,758	4,368,061
Nasdaq, Inc.	48,353	3,530,252
TPG, Inc.	87,682	5,046,976
Total		16,275,302

Chemicals 3.08%
Avient Corp.	84,142	4,234,026
HB Fuller Co.	48,974	3,887,556
Total		8,121,582

Construction & Engineering 1.73%
EMCOR Group, Inc.	10,623	4,573,520

Construction Materials 1.75%
CRH PLC	49,870	4,624,944

Consumer Staples Distribution & Retail 3.40%
BJ’s Wholesale Club Holdings, Inc.*	52,574	4,336,304
Target Corp.	29,798	4,644,316
Total		8,980,620

Electric: Utilities 5.46%
Entergy Corp.	40,227	5,294,275
FirstEnergy Corp.	111,941	4,964,583
Portland General Electric Co.	86,555	4,145,985
Total		14,404,843

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 7.36%
Belden, Inc.	42,774	$5,010,119
Crane NXT Co.(b)	51,988	2,916,527
Keysight Technologies, Inc.*	25,866	4,110,883
Littelfuse, Inc.	12,194	3,234,458
TD SYNNEX Corp.	34,588	4,153,327
Total		19,425,314

Energy Equipment & Services 0.96%
Liberty Energy, Inc.	132,939	2,537,805

Ground Transportation 2.69%
Landstar System, Inc.	19,072	3,602,129
Saia, Inc.*	7,965	3,482,776
Total		7,084,905

Health Care Equipment & Supplies 1.52%
Globus Medical, Inc. Class A*	37,517	2,683,966
Integra LifeSciences Holdings Corp.*	72,318	1,314,018
Total		3,997,984

Health Care Providers & Services 6.94%
Cencora, Inc.	21,225	4,777,323
Labcorp Holdings, Inc.	24,531	5,482,188
Molina Healthcare, Inc.*	10,776	3,712,978
Tenet Healthcare Corp.*	26,143	4,344,967
Total		18,317,456

Insurance 12.35%
Allstate Corp.	14,651	2,778,562
American Financial Group, Inc.	27,365	3,683,329
Aon PLC Class A	12,418	4,296,504
Arch Capital Group Ltd.*	44,116	4,935,698
Arthur J Gallagher & Co.	12,910	3,632,487
Kemper Corp.	79,336	4,859,330
RenaissanceRe Holdings Ltd.	17,350	4,726,140
White Mountains Insurance Group Ltd.	2,165	3,672,273
Total		32,584,323

Leisure Products 1.26%
Brunswick Corp.	39,533	3,313,656

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Machinery 3.96%
Cummins, Inc.	15,316	$4,959,167
Parker-Hannifin Corp.	8,668	5,476,616
Total		10,435,783

Media 0.88%
Nexstar Media Group, Inc.	14,098	2,331,104

Metals & Mining 1.58%
Steel Dynamics, Inc.	32,998	4,160,388

Multi-Utilities 1.64%
CMS Energy Corp.	61,366	4,334,281

Oil, Gas & Consumable Fuels 4.40%
Chesapeake Energy Corp.(b)	57,492	4,728,717
Devon Energy Corp.	69,786	2,730,028
Permian Resources Corp.	304,479	4,143,946
Total		11,602,691

Pharmaceuticals 0.66%
Teva Pharmaceutical Industries Ltd. ADR*	96,689	1,742,336

Professional Services 5.94%
CACI International, Inc. Class A*	10,593	5,344,804
Maximus, Inc.	46,584	4,339,766
Paylocity Holding Corp.*	18,787	3,099,291
WNS Holdings Ltd. (India)*(a)	54,869	2,892,145
Total		15,676,006

Real Estate Management & Development 2.23%
CBRE Group, Inc. Class A*	47,237	5,880,062

Residential REITS 1.12%
American Homes 4 Rent Class A	76,780	2,947,584

Retail REITS 1.20%
Kimco Realty Corp.	136,363	3,166,349

Semiconductors & Semiconductor Equipment 2.58%
Silicon Motion Technology Corp. ADR	69,266	4,207,217
Teradyne, Inc.	19,472	2,607,885
Total		6,815,102

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2024

Investments	Shares	Fair Value
Specialty Retail 4.32%
Academy Sports & Outdoors, Inc.	44,254	$2,582,663
AutoZone, Inc.*	1,088	3,427,244
Best Buy Co., Inc.	52,292	5,401,764
Total		11,411,671

Technology Hardware, Storage & Peripherals 1.69%
NetApp, Inc.	36,169	4,467,233

Textiles, Apparel & Luxury Goods 1.53%
Ralph Lauren Corp.	20,762	4,025,129

Trading Companies & Distributors 2.74%
AerCap Holdings NV (Ireland)(a)	47,978	4,544,476
Core & Main, Inc. Class A*	60,458	2,684,335
Total		7,228,811
Total Common Stocks (cost $206,431,665)		261,974,245

	Principal Amount

SHORT-TERM INVESTMENTS 2.08%

Time Deposits 0.21%
CitiBank N.A.(c) (cost $548,374)	$548,374	548,374

	Shares

Money Market Funds 1.87%
Fidelity Government Portfolio(c) (cost $4,935,370)	4,935,370	4,935,370
Total Short-Term Investments (cost $5,483,744)		5,483,744
Total Investments in Securities 101.37% (cost $211,915,409)		267,457,989
Other Assets and Liabilities – Net (1.37)%		(3,609,752)
Net Assets 100.00%		$263,848,237

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(concluded)

MID CAP STOCK PORTFOLIO September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$261,974,245	$–	$–	$261,974,245
Short-Term Investments
Time Deposits	–	548,374	–	548,374
Money Market Funds	4,935,370	–	–	4,935,370
Total	$266,909,615	$548,374	$–	$267,457,989

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.65%

ASSET-BACKED SECURITIES 24.34%

Automobiles 10.38%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%		5/15/2028	$300,000	$304,103
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14%		7/16/2029	215,000	215,194
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	72,783	72,897
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	170,000	171,929
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	100,000	102,996
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	260,000	265,016
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%		4/19/2027	183,276	184,417
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%		2/18/2028	245,000	246,294
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	260,000	252,104
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	6.38% (30 day USD SOFR Average + 1.10%)	#	12/26/2031	200,416	200,820
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	300,000	304,165
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	130,000	133,672
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	72,789
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	10,697	10,356
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	176,118	174,873
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	120,000	120,384
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	165,000	168,794
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%		7/25/2029	175,000	178,025
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	353,885	358,224
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	605,000	614,015
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	74,448	74,718

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	$108,720	$109,327
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	67,166	67,568
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%	9/15/2026	16,501	16,510
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	285,000	286,623
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	270,000	270,467
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	310,000	314,842
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	310,000	314,250
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	240,000	237,988
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	680,000	685,373
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	255,000	240,409
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%	11/20/2028	185,000	189,162
Honda Auto Receivables Owner Trust Series 2023-1 Class A2	5.22%	10/21/2025	85,042	85,056
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	395,000	403,283
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	215,131	218,758
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	145,000	146,240
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	165,000	167,893
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	320,000	326,699
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	310,000	318,596
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	115,000	114,927
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	375,000	381,278
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	380,000	386,490
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	32,262	32,181
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	66,415	66,415
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	120,000	121,708
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	92,168	90,390

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	$102,954	$102,765
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	325,000	326,620
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	125,000	128,666
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	112,279	112,575
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	835,000	841,774
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	225,000	228,948
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	110,000	112,801
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	180,000	181,615
SBNA Auto Lease Trust Series 2024-B Class A3†	5.56%	11/22/2027	195,000	198,517
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	130,000	131,850
SFS Auto Receivables Securitization Trust Series 2024-1 Class A3†	4.95%	5/21/2029	85,000	85,974
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	115,000	117,802
Toyota Lease Owner Trust Series 2024-B Class A3†	4.21%	9/20/2027	220,000	220,268
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	225,000	228,958
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	5,831	5,820
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	45,957	45,974
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	150,000	151,657
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	80,000	79,992
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%	6/15/2026	20,154	20,161
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	285,982	286,778
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	140,000	143,115
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	210,000	212,801
Total				13,783,649

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.74%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%		4/15/2029	$330,000	$340,116
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	120,000	126,215
BA Credit Card Trust Series 2024-A1 Class A	4.93%		5/15/2029	330,000	337,938
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	135,000	135,966
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	690,000	699,024
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	185,000	189,017
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	230,000	232,276
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	240,000	247,116
Total					2,307,668

Other 12.01%
ACREC Ltd. Series 2021-FL1 Class A†	6.279% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	206,780	205,359
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.597% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	193,938	193,938
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	225,000	229,700
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	180,000	183,760
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	215,000	217,932
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	100,000	101,364
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.706% (3 mo. USD Term SOFR + 1.42%)	#	4/17/2035	450,000	450,975
Annisa CLO Ltd. Series 2016-2A Class BRR†	6.782% (3 mo. USD Term SOFR + 1.50%)	#	7/20/2031	390,000	390,121
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.604% (3 mo. USD Term SOFR + 1.32%)	#	4/20/2031	126,113	126,211
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	6.59% (3 mo. USD Term SOFR + 1.27%)	#	4/25/2035	250,000	250,385

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	$86,322	$79,725
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.792% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	210,369	210,264
ARES L CLO Ltd. Series 2018-50A Class AR†	6.613% (3 mo. USD Term SOFR + 1.31%)	#	1/15/2032	190,187	190,393
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR2†	6.348% (3 mo. USD Term SOFR + 1.23%)	#	4/19/2034	450,000	450,114
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR2†	6.416% (3 mo. USD Term SOFR + 1.13%)	#	10/17/2032	250,000	250,078
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.528% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	250,000	250,376
Barings CLO Ltd. Series 2019-3A Class A1R†	6.614% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	491,862	492,448
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.632% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	250,000	250,413
Betony CLO 2 Ltd. Series 2018-1A Class A1†	6.597% (3 mo. USD Term SOFR + 1.34%)	#	4/30/2031	270,159	270,416
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	148,599	148,784
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.531% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	188,323	188,088
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	332,530	332,945
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.624% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	231,116	231,287
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.644% (3 mo. USD Term SOFR + 1.36%)	#	10/20/2032	250,000	250,206
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.374% (3 mo. USD Term SOFR + 1.31%)	#	5/29/2032	220,000	220,340

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.663% (3 mo. USD Term SOFR + 1.36%)	#	7/15/2033	$250,000	$250,195
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	149,908	150,225
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	6.29% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	310,000	310,000
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	6.912% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2035	250,000	250,336
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.543% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028	51,500	51,530
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.916% (3 mo. USD Term SOFR + 1.63%)	#	1/17/2034	250,000	250,000
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.495% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	71,846	71,906
Galaxy XXII CLO Ltd. Series 2016-22A Class ARRR†(a)	6.103% (3 mo. USD Term SOFR + 1.24%)	#	4/16/2034	320,000	320,000
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.231% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	161,068	160,867
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.211% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	97,129	96,613
KKR CLO 15 Ltd. Series 15 Class BR2†	6.768% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	260,000	260,203
KKR CLO 23 Ltd. Series 23 Class BR†	6.696% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	400,000	400,010
KKR CLO 24 Ltd. Series 24 Class A1R†	6.624% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	237,150	237,326
KKR CLO 40 Ltd. Series 40A Class AR†	6.582% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	340,000	340,255
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	243,134

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LFT CRE Ltd. Series 2021-FL1 Class B†	6.961% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	$200,000	$199,765
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.892% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	241,589	241,740
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	100,000	101,112
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	6.379% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	390,000	390,195
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.544% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	175,136	175,311
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	295,000	280,991
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	288,170
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	330,000	330,325
MF1 LLC Series 2022-FL9 Class A†	7.115% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	99,153	99,310
MF1 Ltd. Series 2021-FL7 Class A†	6.209% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	94,709	94,354
Mountain View CLO LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	21,184	21,190
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	6.567% (3 mo. USD Term SOFR + 1.28%)	#	10/23/2036	300,000	300,078
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.625% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	130,086	130,270
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.699% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	250,000	250,291
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	30,769	30,790
Octagon Investment Partners XVII Ltd. Series 2013-1A Class A1R2†	6.546% (3 mo. USD Term SOFR + 1.26%)	#	1/25/2031	120,315	120,495

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.378% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	$416,463	$416,724
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.543% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	190,491	190,726
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	140,000	131,494
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	245,000	247,788
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	220,000	224,447
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	130,000	133,567
Romark CLO Ltd. Series 2017-1A Class A1R†	6.575% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	120,516	120,689
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	275,000	275,081
RR Ltd. Series 2022-24A Class A1AR†	7.031% (3 mo. USD Term SOFR + 1.73%)	#	1/15/2036	360,000	360,962
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	226,128	224,207
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	100,000	103,177
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.585% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	171,418	171,619
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.912% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2034	300,000	300,449
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	225,000	230,518
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	205,000	205,227
Total					15,949,284

Student Loan 0.21%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	104,906	94,627
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	152,564	139,495

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan (continued)
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	$52,877	$49,030
Total				283,152
Total Asset-Backed Securities (cost $32,094,791)				32,323,753

CORPORATE BONDS 61.42%

Aerospace/Defense 1.59%
BAE Systems PLC (United Kingdom)†(b)	5.00%	3/26/2027	200,000	203,278
Boeing Co.	2.196%	2/4/2026	158,000	152,212
Boeing Co.	2.25%	6/15/2026	30,000	28,650
Boeing Co.	3.20%	3/1/2029	105,000	97,227
Boeing Co.	4.875%	5/1/2025	62,000	61,776
Boeing Co.†	6.259%	5/1/2027	116,000	119,841
Boeing Co.†	6.298%	5/1/2029	183,000	192,595
Bombardier, Inc. (Canada)†(b)	7.125%	6/15/2026	17,000	17,276
Bombardier, Inc. (Canada)†(b)	7.875%	4/15/2027	58,000	58,199
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(b)	7.375%	8/15/2026	200,000	199,578
HEICO Corp.	5.25%	8/1/2028	60,000	61,970
Hexcel Corp.	4.95%	8/15/2025	135,000	134,492
Rolls-Royce PLC (United Kingdom)†(b)	5.75%	10/15/2027	359,000	370,426
TransDigm, Inc.	5.50%	11/15/2027	73,000	72,804
TransDigm, Inc.†	6.75%	8/15/2028	69,000	71,107
Triumph Group, Inc.†	9.00%	3/15/2028	257,000	269,353
Total				2,110,784

Agriculture 1.06%
BAT International Finance PLC (United Kingdom)(b)	5.931%	2/2/2029	109,000	115,170
Imperial Brands Finance PLC (United Kingdom)†(b)	5.50%	2/1/2030	200,000	206,534
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	400,000	416,175
Reynolds American, Inc.	4.45%	6/12/2025	76,000	75,786
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	411,000	394,865
Viterra Finance BV (Netherlands)†(b)	4.90%	4/21/2027	200,000	201,864
Total				1,410,394

Airlines 0.22%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	18,727	18,711
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	162,816	164,963
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	111,654	114,055
Total				297,729

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Apparel 0.16%
PVH Corp.	4.625%	7/10/2025	$38,000	$37,862
Tapestry, Inc.	7.05%	11/27/2025	168,000	171,391
Total				209,253

Auto Manufacturers 3.15%
BMW U.S. Capital LLC†	4.60%	8/13/2027	62,000	62,707
Daimler Truck Finance North America LLC†	5.125%	9/25/2027	150,000	153,422
Ford Motor Credit Co. LLC	2.30%	2/10/2025	200,000	197,784
Ford Motor Credit Co. LLC	3.375%	11/13/2025	400,000	392,493
Ford Motor Credit Co. LLC	4.134%	8/4/2025	200,000	198,201
Ford Motor Credit Co. LLC	5.125%	6/16/2025	200,000	199,968
Ford Motor Credit Co. LLC	5.303%	9/6/2029	204,000	203,147
Ford Motor Credit Co. LLC	5.80%	3/8/2029	237,000	240,987
Ford Motor Credit Co. LLC	5.85%	5/17/2027	200,000	203,655
General Motors Financial Co., Inc.	2.75%	6/20/2025	134,000	131,877
General Motors Financial Co., Inc.	4.35%	1/17/2027	62,000	61,874
General Motors Financial Co., Inc.	4.90%	10/6/2029	128,000	128,184
General Motors Financial Co., Inc.	5.35%	7/15/2027	85,000	86,982
General Motors Financial Co., Inc.	5.40%	4/6/2026	73,000	73,914
General Motors Financial Co., Inc.	5.40%	5/8/2027	103,000	105,207
General Motors Financial Co., Inc.	5.55%	7/15/2029	93,000	95,938
Hyundai Capital America†	1.30%	1/8/2026	75,000	72,058
Hyundai Capital America†	1.50%	6/15/2026	91,000	86,633
Hyundai Capital America†	2.00%	6/15/2028	121,000	110,806
Hyundai Capital America†	5.50%	3/30/2026	112,000	113,715
Hyundai Capital America†	5.65%	6/26/2026	121,000	123,497
Hyundai Capital America†	6.10%	9/21/2028	128,000	135,103
Hyundai Capital America†	6.50%	1/16/2029	151,000	162,068
Nissan Motor Acceptance Co. LLC†	6.95%	9/15/2026	229,000	236,756
Volkswagen Group of America Finance LLC†	4.90%	8/14/2026	200,000	201,288
Volkswagen Group of America Finance LLC†	5.40%	3/20/2026	200,000	202,298
Volkswagen Group of America Finance LLC†	5.70%	9/12/2026	200,000	204,621
Total				4,185,183

Auto Parts & Equipment 0.62%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%	5/15/2027	118,000	118,606
ZF North America Capital, Inc.†	4.75%	4/29/2025	406,000	402,764
ZF North America Capital, Inc.†	6.875%	4/14/2028	300,000	303,081
Total				824,451

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 16.75%
ABN AMRO Bank NV (Netherlands)†(b)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	$200,000	$207,096
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%)	#	9/13/2029	400,000	428,197
Australia & New Zealand Banking
Group Ltd. (Australia)†(b)	4.40%		5/19/2026	200,000	199,240
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	5.381%		3/13/2029	200,000	207,994
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	31,000	29,926
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	237,000	231,214
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	78,000	77,457
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	74,000	70,672
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	271,000	268,875
Bank of America Corp.	3.95%		4/21/2025	157,000	156,243
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	168,000	170,988
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	600,000	573,417
Bank of Ireland Group PLC (Ireland)†(b)	5.601% (SOFR + 1.62%)	#	3/20/2030	200,000	207,670
Bank of Ireland Group PLC (Ireland)†(b)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	400,000	405,518
Bank of Nova Scotia (Canada)(b)	5.35%		12/7/2026	76,000	77,953
Barclays PLC (United Kingdom)(b)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	200,000	190,737
Barclays PLC (United Kingdom)(b)	4.837% (SOFR + 1.34%)	#	9/10/2028	200,000	201,725
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%)	#	9/13/2027	200,000	207,222
Barclays PLC (United Kingdom)(b)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	200,000	216,058
BBVA Bancomer SA†	5.25%		9/10/2029	200,000	203,010
BNP Paribas SA (France)†(b)	1.904% (SOFR + 1.61%)	#	9/30/2028	200,000	185,870
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	229,000	224,646
BNP Paribas SA (France)†(b)	2.591% (SOFR + 1.23%)	#	1/20/2028	214,000	205,444

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(b)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	$200,000	$204,315
BNP Paribas SA (France)†(b)	5.497% (SOFR + 1.59%)	#	5/20/2030	400,000	414,651
BPCE SA (France)†(b)	4.50%		3/15/2025	200,000	198,972
BPCE SA (France)†(b)	4.875%		4/1/2026	200,000	199,761
BPCE SA (France)†(b)	5.975% (SOFR + 2.10%)	#	1/18/2027	250,000	253,793
CaixaBank SA (Spain)†(b)	5.673% (SOFR + 1.78%)	#	3/15/2030	200,000	207,762
Canadian Imperial Bank of Commerce (Canada)(b)	5.001%		4/28/2028	99,000	101,440
Canadian Imperial Bank of Commerce (Canada)(b)	5.237%		6/28/2027	123,000	126,402
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	743,000	735,812
Citigroup, Inc.	3.875%		3/26/2025	59,000	58,694
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	231,000	237,350
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	250,000	249,797
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	250,001
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	79,000	82,206
Credit Agricole SA (France)†(b)	4.375%		3/17/2025	435,000	432,990
Danske Bank AS (Denmark)†(b)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	200,000	194,056
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	400,000	397,912
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	200,000	199,260
Danske Bank AS (Denmark)†(a)(b)	4.613% (5 yr. CMT + 1.10%)	#	10/2/2030	200,000	199,840
Danske Bank AS (Denmark)†(b)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	200,000	205,071
Danske Bank AS (Denmark)†(b)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	200,000	208,520
Danske Bank AS (Denmark)†(b)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	200,000	200,679
Deutsche Bank AG (Germany)(b)	4.50%		4/1/2025	496,000	494,021
Discover Bank	4.25%		3/13/2026	250,000	249,031

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.25%		4/26/2029	$200,000	$206,204
Federation des Caisses Desjardins du Quebec (Canada)†(b)	5.70%		3/14/2028	200,000	207,008
First Citizens BancShares, Inc.	3.375% (3 mo. USD Term SOFR + 2.47%)	#	3/15/2030	43,000	42,093
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	242,000	230,732
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	94,000	94,850
HSBC Holdings PLC (United Kingdom)(b)	2.999% (SOFR + 1.43%)	#	3/10/2026	200,000	198,166
HSBC Holdings PLC (United Kingdom)(b)	5.597% (SOFR + 1.06%)	#	5/17/2028	200,000	205,644
HSBC Holdings PLC (United Kingdom)(b)	5.887% (SOFR + 1.57%)	#	8/14/2027	200,000	205,497
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	63,000	63,098
ING Groep NV (Netherlands)(b)	6.083% (SOFR + 1.56%)	#	9/11/2027	252,000	259,820
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	64,000	63,308
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	69,000	70,217
JPMorgan Chase & Co.	4.979% (SOFR + 0.93%)	#	7/22/2028	176,000	179,460
JPMorgan Chase & Co.	5.943% (SOFR + 0.92%)	#	2/24/2026	115,000	115,243
KeyBank NA	4.70%		1/26/2026	250,000	250,404
Lloyds Banking Group PLC (United Kingdom)(b)	4.582%		12/10/2025	200,000	199,361
Lloyds Banking Group PLC (United Kingdom)(b)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	200,000	205,351
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	94,000	94,153
Macquarie Group Ltd. (Australia)†(b)	1.201% (SOFR + 0.69%)	#	10/14/2025	76,000	75,890
Macquarie Group Ltd. (Australia)†(b)	1.34% (SOFR + 1.07%)	#	1/12/2027	65,000	62,359
Macquarie Group Ltd. (Australia)†(b)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	28,000	27,444

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(b)	5.108% (SOFR + 2.21%)	#	8/9/2026	$180,000	$180,738
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	524,000	523,754
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	200,000	199,755
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026	30,000	29,965
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	75,000	77,090
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	76,000	77,937
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	106,000	110,174
Morgan Stanley Bank NA	4.968% (SOFR + 0.93%)	#	7/14/2028	250,000	255,127
National Securities Clearing Corp.†	4.90%		6/26/2029	250,000	258,159
NatWest Group PLC (United Kingdom)(b)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	200,000	203,170
NatWest Group PLC (United Kingdom)(b)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	200,000	209,525
NatWest Group PLC (United Kingdom)(b)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	200,000	203,590
NatWest Markets PLC (United Kingdom)†(b)	5.416%		5/17/2027	200,000	205,335
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	80,000	83,616
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	68,000	64,472
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	40,000	40,233
Santander U.K. Group Holdings PLC (United Kingdom)(b)	2.469% (SOFR + 1.22%)	#	1/11/2028	200,000	190,553
Santander U.K. Group Holdings PLC (United Kingdom)†(b)	4.75%		9/15/2025	200,000	198,778
Santander U.K. Group Holdings PLC (United Kingdom)(b)	6.534% (SOFR + 2.60%)	#	1/10/2029	200,000	211,980
Societe Generale SA (France)†(b)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	200,000	191,632
Societe Generale SA (France)†(b)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	200,000	198,114

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)(b)	3.516% (5 yr. CMT + 1.85%)	#	2/12/2030	$200,000	$198,356
Standard Chartered PLC (United Kingdom)†(b)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	200,000	205,471
Standard Chartered PLC (United Kingdom)†(b)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	200,000	205,413
State Street Corp.	4.53% (SOFR + 1.02%)	#	2/20/2029	76,000	76,786
Sumitomo Mitsui Financial Group, Inc. (Japan)(b)	5.80%		7/13/2028	200,000	210,505
Swedbank AB (Sweden)†(b)	6.136%		9/12/2026	200,000	206,603
Truist Financial Corp.	1.267% (SOFR + 0.61%)	#	3/2/2027	90,000	85,840
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	55,000	55,599
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	69,000	71,435
Truist Financial Corp.	6.047% (SOFR + 2.05%)	#	6/8/2027	71,000	72,879
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	117,000	117,944
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	112,000	113,110
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	126,000	129,730
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	53,000	55,053
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	123,000	128,942
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	180,000	189,053
UBS Group AG (Switzerland)†(b)	1.305% (SOFR + 0.98%)	#	2/2/2027	250,000	239,218
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	200,000	189,051
UBS Group AG (Switzerland)†(b)	2.193% (SOFR + 2.04%)	#	6/5/2026	250,000	245,458
UBS Group AG (Switzerland)†(b)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	400,000	398,905
UBS Group AG (Switzerland)†(b)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	200,000	206,819

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	$84,000	$82,648
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	161,000	160,758
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	169,000	171,012
Wells Fargo & Co.	5.198% (SOFR + 1.50%)	#	1/23/2030	177,000	182,516
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	195,000	202,925
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	115,000	118,767
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	99,000	105,948
Total					22,246,251

Beverages 0.16%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	143,695
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	70,000	72,816
Total					216,511

Biotechnology 0.25%
Illumina, Inc.	4.65%		9/9/2026	82,000	82,560
Illumina, Inc.	5.75%		12/13/2027	154,000	160,027
Illumina, Inc.	5.80%		12/12/2025	84,000	85,128
Total					327,715

Chemicals 0.58%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	354,000	366,948
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	200,000	193,078
Kraton Corp.†	5.00%		7/15/2027	200,000	203,968
Total					763,994

Coal 0.16%
Coronado Finance Pty. Ltd. (Australia)†(b)	10.75%		5/15/2026	200,000	208,180

Commercial Services 0.55%
Block, Inc.	2.75%		6/1/2026	74,000	71,801
Element Fleet Management Corp. (Canada)†(b)	5.643%		3/13/2027	85,000	87,184
Global Payments, Inc.	2.65%		2/15/2025	36,000	35,666
Global Payments, Inc.	4.95%		8/15/2027	178,000	180,994
GXO Logistics, Inc.	6.25%		5/6/2029	215,000	226,379

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Quanta Services, Inc.	4.75%		8/9/2027	$90,000	$90,978
Triton Container International Ltd.†	2.05%		4/15/2026	46,000	44,022
Total					737,024

Computers 0.47%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	130,000	126,178
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	137,000	126,922
Gartner, Inc.†	4.50%		7/1/2028	139,000	137,696
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(b)	6.00%		6/4/2029	36,000	37,718
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	143,000	143,362
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	48,000	48,000
Total					619,876

Distribution/Wholesale 0.16%
Mitsubishi Corp. (Japan)†(b)	5.00%		7/2/2029	200,000	207,327

Diversified Financial Services 3.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%		10/29/2024	300,000	299,175
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.625%		9/10/2029	150,000	150,125
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.45%		4/15/2027	156,000	163,476
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	6.50%		7/15/2025	198,000	200,063
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	162,000	166,223
Aircastle Ltd.†	5.25%		8/11/2025	113,000	113,094
Ally Financial, Inc.	5.75%		11/20/2025	103,000	103,479
American Express Co.	5.043% (SOFR + 0.93%)	#	7/26/2028	73,000	74,599
Aviation Capital Group LLC†	1.95%		1/30/2026	132,000	127,211
Aviation Capital Group LLC†	5.375%		7/15/2029	65,000	66,431
Aviation Capital Group LLC†	5.50%		12/15/2024	109,000	108,914
Aviation Capital Group LLC†	6.25%		4/15/2028	174,000	181,921
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	249,000	239,640
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.75%		2/21/2028	84,000	78,533
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.25%		2/15/2027	68,000	65,617
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	116,000	114,845
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%		3/1/2029	81,000	83,528
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%		11/15/2029	87,000	89,825

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	$33,000	$34,507
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	25,000	24,920
KODIT Global Co. Ltd. (South Korea)†(b)	5.357%		5/29/2027	200,000	205,615
LPL Holdings, Inc.†	4.00%		3/15/2029	169,000	161,847
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	187,647
LPL Holdings, Inc.	5.70%		5/20/2027	47,000	48,049
LPL Holdings, Inc.	6.75%		11/17/2028	150,000	161,385
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.15%		3/17/2030	34,000	34,103
Navient Corp.	5.00%		3/15/2027	28,000	27,774
Navient Corp.	5.875%		10/25/2024	144,000	143,926
Navient Corp.	6.75%		6/25/2025	137,000	137,948
Nuveen Finance LLC†	4.125%		11/1/2024	148,000	147,843
Nuveen LLC†	5.55%		1/15/2030	59,000	61,801
Osaic Holdings, Inc.†	10.75%		8/1/2027	103,000	104,955
Radian Group, Inc.	6.20%		5/15/2029	107,000	111,864
Synchrony Financial	4.50%		7/23/2025	156,000	155,133
Total					4,176,016

Electric 5.19%
AEP Texas, Inc.	5.45%		5/15/2029	60,000	62,609
AES Corp.†	3.30%		7/15/2025	433,000	426,996
AES Corp.	5.45%		6/1/2028	136,000	140,062
Alexander Funding Trust II†	7.467%		7/31/2028	200,000	216,195
Algonquin Power & Utilities Corp. (Canada)(b)	5.365%	(c)	6/15/2026	196,000	198,458
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	46,197
Alliant Energy Finance LLC†	5.95%		3/30/2029	279,000	294,760
Ameren Corp.	5.00%		1/15/2029	127,000	130,084
Black Hills Corp.	5.95%		3/15/2028	105,000	110,231
Calpine Corp.†	5.25%		6/1/2026	100,000	99,685
CenterPoint Energy, Inc.	5.40%		6/1/2029	121,000	125,685
Cikarang Listrindo Tbk. PT (Indonesia)(b)	4.95%		9/14/2026	200,000	197,011
Cleco Corporate Holdings LLC	3.743%		5/1/2026	414,000	407,650
Constellation Energy Generation LLC	5.60%		3/1/2028	71,000	74,133
DPL, Inc.	4.125%		7/1/2025	64,000	63,413
DTE Energy Co.	4.22%	(c)	11/1/2024	207,000	206,822
DTE Energy Co.	4.875%		6/1/2028	145,000	148,121
DTE Energy Co.	5.10%		3/1/2029	140,000	144,220
Duke Energy Corp.	4.85%		1/5/2029	93,000	94,939

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Electricite de France SA (France)†(b)	5.70%		5/23/2028	$201,000	$209,332
Enel Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	200,000	204,936
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025	272,000	272,658
Evergy Missouri West, Inc.†	5.15%		12/15/2027	182,000	186,405
Eversource Energy	5.95%		2/1/2029	106,000	112,231
Fells Point Funding Trust†	3.046%		1/31/2027	355,000	343,929
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	65,000	65,596
FirstEnergy Transmission LLC†	4.35%		1/15/2025	247,000	246,649
FirstEnergy Transmission LLC†	4.55%		1/15/2030	39,000	39,358
ITC Holdings Corp.†	4.95%		9/22/2027	78,000	79,199
Liberty Utilities Co.†	5.577%		1/31/2029	80,000	82,746
National Grid PLC (United Kingdom)(b)	5.602%		6/12/2028	70,000	73,125
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	117,000	118,217
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	80,000	80,346
NextEra Energy Operating Partners LP†	3.875%		10/15/2026	309,000	301,251
OGE Energy Corp.	5.45%		5/15/2029	48,000	50,018
Pacific Gas & Electric Co.	3.15%		1/1/2026	258,645	253,836
Pacific Gas & Electric Co.	3.30%		12/1/2027	100,000	96,531
Pacific Gas & Electric Co.	5.45%		6/15/2027	48,000	49,166
Pacific Gas & Electric Co.	5.55%		5/15/2029	84,000	87,290
Pacific Gas & Electric Co.	5.908% (SOFR + 0.95%)	#	9/4/2025	153,000	153,068
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	93,000	97,443
Southern Co.	5.113%		8/1/2027	177,000	181,158
System Energy Resources, Inc.	6.00%		4/15/2028	300,000	314,924
Total					6,886,683

Energy-Alternate Sources 0.14%
Greenko Dutch BV (Netherlands)†(b)	3.85%		3/29/2026	196,900	190,378

Engineering & Construction 0.28%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	240,000	255,507
MasTec, Inc.	5.90%		6/15/2029	116,000	121,168
Total					376,675

Entertainment 0.40%
Warnermedia Holdings, Inc.	3.638%		3/15/2025	115,000	114,208
Warnermedia Holdings, Inc.	3.755%		3/15/2027	372,000	359,781
Warnermedia Holdings, Inc.	4.054%		3/15/2029	58,000	54,963
Total					528,952

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.12%
Veralto Corp.	5.50%	9/18/2026	$161,000	$164,702

Food 0.54%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	143,000	138,405
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	262,000	255,554
Kroger Co.	4.60%	8/15/2027	99,000	99,869
Kroger Co.	4.65%	9/15/2029	100,000	100,578
Kroger Co.	4.70%	8/15/2026	79,000	79,552
Tyson Foods, Inc.	5.40%	3/15/2029	36,000	37,396
Total				711,354

Gas 0.60%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	254,000	253,868
National Fuel Gas Co.	5.50%	1/15/2026	211,000	212,989
National Fuel Gas Co.	5.50%	10/1/2026	80,000	81,704
NiSource, Inc.	5.20%	7/1/2029	70,000	72,515
Southwest Gas Corp.	5.45%	3/23/2028	80,000	82,580
Southwest Gas Corp.	5.80%	12/1/2027	89,000	92,549
Total				796,205

Hand/Machine Tools 0.36%
Regal Rexnord Corp.	6.05%	2/15/2026	187,000	189,964
Regal Rexnord Corp.	6.05%	4/15/2028	273,000	283,990
Total				473,954

Health Care-Products 0.55%
Baxter International, Inc.	1.322%	11/29/2024	71,000	70,526
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	38,000	38,728
Solventum Corp.†	5.40%	3/1/2029	235,000	241,838
Solventum Corp.†	5.45%	2/25/2027	367,000	374,628
Total				725,720

Health Care-Services 1.50%
Centene Corp.	2.45%	7/15/2028	130,000	119,831
Centene Corp.	4.25%	12/15/2027	687,000	675,281
Cigna Group	5.685%	3/15/2026	69,000	69,017
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	142,587
HCA, Inc.	5.25%	4/15/2025	237,000	237,310
HCA, Inc.	5.25%	6/15/2026	18,000	18,139

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.375%	2/1/2025	$52,000	$52,022
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	59,826
Humana, Inc.	5.70%	3/13/2026	78,000	78,038
Icon Investments Six DAC (Ireland)(b)	5.809%	5/8/2027	200,000	206,411
IQVIA, Inc.†	5.00%	5/15/2027	200,000	198,955
IQVIA, Inc.	6.25%	2/1/2029	63,000	67,014
Universal Health Services, Inc.	4.625%	10/15/2029	64,000	63,626
Total				1,988,057

Home Builders 0.03%
Toll Brothers Finance Corp.	4.875%	11/15/2025	45,000	45,026

Home Furnishings 0.19%
Leggett & Platt, Inc.	3.50%	11/15/2027	54,000	51,937
LG Electronics, Inc. (South Korea)†(b)	5.625%	4/24/2027	200,000	205,621
Total				257,558

Insurance 4.24%
AEGON Funding Co. LLC†	5.50%	4/16/2027	231,000	236,170
American National Group, Inc.(a)	5.75%	10/1/2029	38,000	38,246
Aon Corp.	8.205%	1/1/2027	100,000	107,757
Athene Global Funding†	5.339%	1/15/2027	125,000	127,148
Athene Global Funding†	5.516%	3/25/2027	138,000	141,314
Athene Global Funding†	5.583%	1/9/2029	117,000	121,212
Athene Global Funding†	5.684%	2/23/2026	99,000	100,479
Brighthouse Financial Global Funding†	1.55%	5/24/2026	256,217	244,244
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	175,638
Brighthouse Financial Global Funding†	5.65%	6/10/2029	139,000	143,667
CNO Financial Group, Inc.	5.25%	5/30/2025	119,000	119,082
CNO Global Funding†	4.95%	9/9/2029	51,000	51,219
CNO Global Funding†	5.875%	6/4/2027	176,000	181,347
CNO Global Funding †	1.75%	10/7/2026	150,000	142,177
Corebridge Global Funding†	4.65%	8/20/2027	91,000	92,118
Corebridge Global Funding†	5.20%	1/12/2029	70,000	71,962
Corebridge Global Funding†	5.75%	7/2/2026	51,000	52,326
Equitable Financial Life Global Funding†	1.40%	7/7/2025	143,000	139,474
Equitable Financial Life Global Funding†	5.45%	3/3/2028	138,000	141,898
F&G Annuities & Life, Inc.	6.50%	6/4/2029	85,000	87,603
F&G Annuities & Life, Inc.	7.40%	1/13/2028	155,000	163,824

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
F&G Global Funding†	1.75%	6/30/2026	$332,000	$314,791
F&G Global Funding†	2.30%	4/11/2027	114,000	106,745
F&G Global Funding†	5.15%	7/7/2025	307,000	307,017
F&G Global Funding†	5.875%	6/10/2027	122,000	125,070
GA Global Funding Trust†	3.85%	4/11/2025	372,000	369,795
GA Global Funding Trust†	4.40%	9/23/2027	195,000	194,627
GA Global Funding Trust†	5.50%	1/8/2029	163,000	169,140
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,726
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	148,528
Jackson National Life Global Funding†(a)	4.60%	10/1/2029	150,000	149,663
Jackson National Life Global Funding†	5.50%	1/9/2026	150,000	151,568
Jackson National Life Global Funding†	5.55%	7/2/2027	168,000	172,630
Jackson National Life Global Funding†	5.60%	4/10/2026	150,000	152,221
Met Tower Global Funding†	5.25%	4/12/2029	150,000	156,844
MGIC Investment Corp.	5.25%	8/15/2028	59,000	58,715
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	50,000	51,204
NMI Holdings, Inc.	6.00%	8/15/2029	48,000	49,358
Principal Life Global Funding II†	5.10%	1/25/2029	123,000	126,812
RGA Global Funding†	5.448%	5/24/2029	94,000	97,912
Total				5,628,271

Internet 0.31%
Uber Technologies, Inc.†	4.50%	8/15/2029	370,000	367,515
Uber Technologies, Inc.†	6.25%	1/15/2028	43,000	43,491
Total				411,006

Leisure Time 0.07%
NCL Corp. Ltd.†	3.625%	12/15/2024	94,000	93,921

Lodging 0.27%
Hyatt Hotels Corp.	5.25%	6/30/2029	72,000	73,759
Hyatt Hotels Corp.	5.75%	1/30/2027	22,000	22,545
Las Vegas Sands Corp.	3.50%	8/18/2026	212,000	207,658
Las Vegas Sands Corp.	5.90%	6/1/2027	47,000	48,277
Total				352,239

Machinery: Construction & Mining 0.45%
Weir Group PLC (United Kingdom)†(b)	2.20%	5/13/2026	616,000	592,917

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.05%
AGCO Corp.	5.45%	3/21/2027	$28,000	$28,587
IDEX Corp.	4.95%	9/1/2029	34,000	34,789
Total				63,376

Media 0.63%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	100,000	99,880
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	123,000	126,456
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	132,000	129,695
Discovery Communications LLC	3.95%	3/20/2028	317,000	301,996
FactSet Research Systems, Inc.	2.90%	3/1/2027	52,000	50,305
Nexstar Media, Inc.†	5.625%	7/15/2027	131,000	129,854
Total				838,186

Mining 1.30%
Anglo American Capital PLC (United Kingdom)†(b)	2.25%	3/17/2028	200,000	185,350
Anglo American Capital PLC (United Kingdom)†(b)	4.50%	3/15/2028	200,000	199,484
Anglo American Capital PLC (United Kingdom)†(b)	4.75%	4/10/2027	200,000	201,033
Freeport Indonesia PT (Indonesia)†(b)	4.763%	4/14/2027	200,000	201,651
Freeport-McMoRan, Inc.	4.55%	11/14/2024	226,000	226,050
Glencore Funding LLC†	1.625%	4/27/2026	26,000	24,960
Glencore Funding LLC†	3.875%	10/27/2027	34,000	33,534
Glencore Funding LLC†	4.00%	3/27/2027	407,000	403,293
Glencore Funding LLC†	5.371%	4/4/2029	162,000	167,550
Glencore Funding LLC†	6.125%	10/6/2028	85,000	90,115
Total				1,733,020

Office/Business Equipment 0.02%
CDW LLC/CDW Finance Corp.	5.10%	3/1/2030	26,000	26,373

Oil & Gas 5.87%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	66,000	66,821
Antero Resources Corp.†	7.625%	2/1/2029	98,000	101,317
Apache Corp.	4.375%	10/15/2028	415,000	408,095
Berry Petroleum Co. LLC†	7.00%	2/15/2026	250,000	242,800
California Resources Corp.†	7.125%	2/1/2026	70,000	70,047
Canadian Natural Resources Ltd. (Canada)(b)	3.85%	6/1/2027	79,000	77,919
Chesapeake Energy Corp.†	5.50%	2/1/2026	159,000	158,832
Chord Energy Corp.†	6.375%	6/1/2026	126,000	126,380
CITGO Petroleum Corp.†	7.00%	6/15/2025	132,000	132,158

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Civitas Resources, Inc.†	5.00%	10/15/2026	$200,000	$197,937
Civitas Resources, Inc.†	8.375%	7/1/2028	135,000	140,497
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	626,704
Continental Resources, Inc.	4.375%	1/15/2028	209,000	206,034
Coterra Energy, Inc.	4.375%	3/15/2029	76,000	75,078
Crescent Energy Finance LLC†	9.25%	2/15/2028	304,000	317,261
Devon Energy Corp.	5.25%	10/15/2027	225,000	226,096
Diamondback Energy, Inc.	5.15%	1/30/2030	48,000	49,266
Diamondback Energy, Inc.	5.20%	4/18/2027	46,000	46,958
Ecopetrol SA (Colombia)(b)	5.375%	6/26/2026	102,000	101,851
EQT Corp.†	3.125%	5/15/2026	243,000	236,782
EQT Corp.	5.70%	4/1/2028	82,000	84,908
Helmerich & Payne, Inc.†	4.65%	12/1/2027	102,000	102,241
Helmerich & Payne, Inc.†	4.85%	12/1/2029	203,000	200,310
HF Sinclair Corp.	5.00%	2/1/2028	201,000	200,110
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	247,000	246,014
Marathon Oil Corp.	5.30%	4/1/2029	117,000	121,369
Matador Resources Co.†	6.875%	4/15/2028	243,000	247,354
Occidental Petroleum Corp.	6.375%	9/1/2028	275,000	289,383
Ovintiv, Inc.	5.375%	1/1/2026	250,000	251,731
Ovintiv, Inc.	5.65%	5/15/2025	76,000	76,315
Ovintiv, Inc.	5.65%	5/15/2028	139,000	143,460
Permian Resources Operating LLC†	5.375%	1/15/2026	57,000	56,949
Permian Resources Operating LLC†	8.00%	4/15/2027	37,000	38,126
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	460,000	453,251
Petroleos Mexicanos (Mexico)(b)	6.875%	10/16/2025	26,000	26,045
Range Resources Corp.	8.25%	1/15/2029	173,000	179,212
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	118,000	123,538
SM Energy Co.	6.75%	9/15/2026	129,000	129,038
Southwestern Energy Co.	5.70%	1/23/2025	156,000	155,990
Strathcona Resources Ltd. (Canada)†(b)	6.875%	8/1/2026	183,000	182,281
Suncor Energy, Inc. (Canada)(b)	7.875%	6/15/2026	103,000	108,639
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	2.625%	8/15/2025	200,000	195,452
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(b)	4.00%	8/15/2026	200,000	195,638

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	$200,000	$190,163
Viper Energy, Inc.†	5.375%	11/1/2027	197,000	196,521
Total				7,802,871

Oil & Gas Services 0.15%
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	200,000	205,013

Packaging & Containers 0.05%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	35,000	36,205
Sonoco Products Co.	4.45%	9/1/2026	31,000	31,022
Total				67,227

Pharmaceuticals 1.04%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	300,000	297,932
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	246,000	242,834
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	206,319
Bayer U.S. Finance LLC†	6.25%	1/21/2029	200,000	211,473
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026	442,000	425,185
Total				1,383,743

Pipelines 2.50%
Buckeye Partners LP	3.95%	12/1/2026	181,000	175,880
Buckeye Partners LP†	4.125%	3/1/2025	121,000	120,090
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	275,703
DCP Midstream Operating LP	5.375%	7/15/2025	32,000	32,102
Enbridge, Inc. (Canada)(b)	5.30%	4/5/2029	70,000	72,510
Enbridge, Inc. (Canada)(b)	5.90%	11/15/2026	75,000	77,474
Energy Transfer LP†	5.625%	5/1/2027	177,000	177,742
Energy Transfer LP†	6.00%	2/1/2029	183,000	187,594
EnLink Midstream LLC†	5.625%	1/15/2028	245,000	251,672
EnLink Midstream Partners LP	4.15%	6/1/2025	138,000	136,866
EQM Midstream Partners LP†	7.50%	6/1/2027	12,000	12,361
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	112,000	114,585
Kinder Morgan, Inc.	5.00%	2/1/2029	153,000	156,335
Kinetik Holdings LP†	6.625%	12/15/2028	89,000	92,441
ONEOK, Inc.	5.65%	11/1/2028	64,000	66,924
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	58,000	57,916
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	122,000	122,964
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	151,000	151,460

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	$28,000	$28,016
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	173,000	175,298
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	238,000	244,206
Venture Global LNG, Inc.†	8.125%	6/1/2028	159,000	165,867
Western Midstream Operating LP	4.75%	8/15/2028	65,000	64,964
Western Midstream Operating LP	6.35%	1/15/2029	39,000	41,494
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	113,457
Williams Cos., Inc.	4.90%	3/15/2029	115,000	116,886
Williams Cos., Inc.	5.30%	8/15/2028	87,000	89,874
Total				3,322,681

REITS 2.42%
American Tower Corp.	1.60%	4/15/2026	202,000	193,618
American Tower Corp.	3.60%	1/15/2028	261,000	254,800
American Tower Corp.	3.65%	3/15/2027	46,000	45,307
American Tower Corp.	5.25%	7/15/2028	82,000	84,483
American Tower Corp.	5.50%	3/15/2028	123,000	127,437
Crown Castle, Inc.	3.65%	9/1/2027	94,000	92,160
Crown Castle, Inc.	4.80%	9/1/2028	70,000	70,875
Crown Castle, Inc.	5.00%	1/11/2028	74,000	75,316
EPR Properties	4.50%	6/1/2027	70,000	68,997
EPR Properties	4.75%	12/15/2026	171,000	170,391
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	368,000	367,974
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	79,000	79,382
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	290,000	281,035
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	73,000	77,426
Kite Realty Group Trust	4.00%	3/15/2025	72,000	71,620
Prologis Targeted U.S. Logistics Fund LP†	5.25%	4/1/2029	32,000	32,972
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	189,000	187,703
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	173,753
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	197,000	195,230
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	179,319
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	248,000	246,683
Vornado Realty LP	2.15%	6/1/2026	46,000	43,823
Vornado Realty LP	3.50%	1/15/2025	97,000	96,285
Total				3,216,589

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.54%
CEC Entertainment LLC†	6.75%	5/1/2026	$247,000	$245,171
Dave & Buster’s, Inc.†	7.625%	11/1/2025	193,000	193,318
Home Depot, Inc.	4.75%	6/25/2029	94,000	96,921
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	175,000	176,250
Total				711,660

Semiconductors 0.89%
Broadcom, Inc.	5.05%	7/12/2027	177,000	180,940
Broadcom, Inc.	5.05%	7/12/2029	123,000	126,748
Entegris, Inc.†	4.75%	4/15/2029	228,000	224,888
Foundry JV Holdco LLC†	5.90%	1/25/2030	200,000	207,145
Intel Corp.	2.45%	11/15/2029	64,000	57,625
Intel Corp.	3.15%	5/11/2027	26,000	25,135
Intel Corp.	3.75%	8/5/2027	73,000	71,576
Microchip Technology, Inc.	4.25%	9/1/2025	59,000	58,743
Qorvo, Inc.	1.75%	12/15/2024	30,000	29,787
SK Hynix, Inc. (South Korea)†(b)	5.50%	1/16/2027	200,000	204,500
Total				1,187,087

Shipbuilding 0.10%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	143,000	131,322

Software 0.37%
Atlassian Corp. (Australia)(b)	5.25%	5/15/2029	140,000	144,815
Cadence Design Systems, Inc.	4.30%	9/10/2029	87,000	87,367
Concentrix Corp.	6.65%	8/2/2026	132,000	135,683
Oracle Corp.	2.30%	3/25/2028	67,000	62,942
Take-Two Interactive Software, Inc.	4.95%	3/28/2028	59,000	60,212
Total				491,019

Telecommunications 0.50%
AT&T, Inc.	5.539%	2/20/2026	173,000	172,965
Motorola Solutions, Inc.	5.00%	4/15/2029	48,000	49,262
NBN Co. Ltd. (Australia)†(a)(b)	4.25%	10/1/2029	200,000	199,477
Sprint Capital Corp.	6.875%	11/15/2028	190,000	207,594
T-Mobile USA, Inc.	3.75%	4/15/2027	40,000	39,526
Total				668,824

Toys/Games/Hobbies 0.26%
Hasbro, Inc.	3.90%	11/19/2029	352,000	339,616

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.43%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	$51,000	$50,833
GATX Corp.	5.40%		3/15/2027	50,000	51,337
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	48,000	47,062
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%		4/1/2027	271,000	269,722
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%		1/12/2027	151,000	153,932
Total					572,886

Water 0.04%
Essential Utilities, Inc.	4.80%		8/15/2027	52,000	52,708
Total Corporate Bonds (cost $80,195,726)					81,578,507

FLOATING RATE LOANS(d) 3.61%

Diversified Financial Services 0.57%
Castlelake Aviation Ltd. Term Loan B	–	(e)	10/22/2026	79,000	79,267
Corpay Technologies Operating Co. LLC Term Loan B5	6.409% – 6.60% (3 mo. USD Term SOFR + 1.75%)		4/28/2028	336,269	336,296
Jane Street Group LLC 2024 Term Loan B	7.46% (1 mo. USD Term SOFR + 2.50%)		1/26/2028	248,711	248,767
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(b)	6.354% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	93,827	94,472
Total					758,802

Electrical Components & Equipment 0.21%
Energizer Holdings, Inc. 2024 Term Loan B	6.92% (1 mo. USD Term SOFR + 2.00%)		12/22/2027	277,305	277,998

Health Care Services 0.11%
HCA, Inc. 2021 Term Loan A	6.32% (1 mo. USD Term SOFR + 1.38%)		6/30/2026	145,797	146,161

Health Services 0.38%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.034% (1 mo. USD Term SOFR + 2.00%)		2/22/2028	509,547	509,787

Insurance 0.13%
Asurion LLC 2020 Term Loan B8	–	(e)	12/23/2026	118,158	118,197
Asurion LLC 2021 Term Loan B9	–	(e)	7/31/2027	51,866	51,225
Total					169,422

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.48%
Gen Digital, Inc. 2021 Term Loan A	6.445% (1 mo. USD Term SOFR + 1.50%)	9/10/2027	$312,171	$312,016
Match Group, Inc. 2020 Term Loan B	6.714% (3 mo. USD Term SOFR + 1.75%)	2/13/2027	325,000	324,594
Total				636,610

Leisure Time 0.02%
Carnival Corp. 2024 Term Loan B2	7.595% (1 mo. USD Term SOFR + 2.75%)	8/8/2027	29,389	29,508

Manufacturing 0.45%
DirecTV Financing LLC Term Loan	9.96% (1 mo. USD Term SOFR + 5.00%)	8/2/2027	268,633	269,126
Virgin Media Bristol LLC USD Term Loan N	7.711% (1 mo. USD Term SOFR + 2.50%)	1/31/2028	350,000	335,415
Total				604,541

Media 0.29%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)	2/1/2027	381,109	381,068

Oil & Gas 0.41%
Occidental Petroleum Corp. 2 Year Term Loan	9.875% – 9.88% (PRIME Rate + 1.38%)	12/29/2025	507,000	507,064
Occidental Petroleum Corp. 364 Day Term Loan	6.801% – 6.80% (1 mo. USD Term SOFR + 1.50%)	12/26/2024	34,500	34,504
Total				541,568

Pharmaceuticals 0.26%
Elanco Animal Health, Inc. Term Loan B	7.051% (1 mo. USD Term SOFR + 1.75%)	8/1/2027	340,700	340,300

Pipelines 0.06%
Buckeye Partners LP 2024 Term Loan B5	6.595% – 6.60% (1 mo. USD Term SOFR + 1.75%)	11/1/2026	76,916	77,013

Retail 0.24%
KFC Holding Co. 2021 Term Loan B	6.879% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	324,915	326,743
Total Floating Rate Loans (cost $4,810,838)				4,799,521

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.59%

Colombia 0.15%
Colombia Government International Bonds	3.875%		4/25/2027	$200,000	$193,212

Dominican Republic 0.08%
Dominican Republic International Bonds	6.875%		1/29/2026	100,000	101,950

Panama 0.28%
Panama Government International Bonds	3.75%		3/16/2025	378,000	376,008

Romania 0.08%
Romania Government International Bonds†	5.875%		1/30/2029	110,000	112,848
Total Foreign Government Obligations (cost $775,616)					784,018

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.25%
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	6.28% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	148,602	148,623
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	6.493% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	120,000	120,132
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(f)	1/16/2048	2,175	2,004
Government National Mortgage Association Series 2014-78 Class IO(g)	0.007%	#(f)	3/16/2056	10,596	4
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	10,464	9,428
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	8,449	8,072
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	28,368	25,889
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	6,708	6,358
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	13,714	12,375
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $338,187)					332,885

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.16%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	$60,000	$59,060
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029	60,000	59,646
Federal Home Loan Mortgage Corp.	4.50%		7/1/2029	70,000	70,304
Federal Home Loan Mortgage Corp.	6.143% (1 yr. USD
	RFUCCT + 1.89%)	#	12/1/2040	1,901	1,950
Federal Home Loan Mortgage Corp.	6.75% (1 yr. USD
	RFUCCT + 1.85%)	#	6/1/2042	1,420	1,475
Federal Home Loan Mortgage Corp.	6.841% (1 yr. USD
	RFUCCT + 1.78%)	#	6/1/2041	3,158	3,264
Federal National Mortgage Association	6.257% (1 yr. USD
	RFUCCT + 1.81%)	#	4/1/2040	4,237	4,393
Federal National Mortgage Association	6.298% (1 yr. USD
	RFUCCT + 1.81%)	#	12/1/2040	212	219
Federal National Mortgage Association	6.321% (1 yr. USD
	RFUCCT + 1.82%)	#	12/1/2040	451	469
Federal National Mortgage Association	6.544% (1 yr. USD
	RFUCCT + 1.78%)	#	10/1/2036	7,334	7,558
Federal National Mortgage Association	6.756% (1 yr. USD
	RFUCCT + 1.80%)	#	3/1/2042	1,210	1,257
Federal National Mortgage Association	7.156% (1 yr. USD
	RFUCCT + 1.81%)	#	1/1/2042	7,634	7,962
Federal National Mortgage Association	7.185% (1 yr. USD
	RFUCCT + 1.81%)	#	10/1/2040	117	121
Federal National Mortgage Association	7.516% (1 yr. USD
	RFUCCT + 1.60%)	#	10/1/2045	532	553
Federal National Mortgage Association	7.555% (1 yr. USD
	RFUCCT + 1.72%)	#	6/1/2042	1,213	1,267
Federal National Mortgage Association	7.581% (1 yr. USD
	RFUCCT + 1.60%)	#	12/1/2045	898	932
Federal National Mortgage Association	7.682% (1 yr. USD
	RFUCCT + 1.60%)	#	12/1/2045	4,668	4,842
Uniform Mortgage-Backed Security(h)	5.00%		TBA	3,276,000	3,318,701
Uniform Mortgage-Backed Security(h)	5.50%		TBA	2,715,000	2,773,972
Uniform Mortgage-Backed Security(h)	6.00%		TBA	521,000	536,496
Total Government Sponsored Enterprises Pass-Throughs (cost $6,863,724)					6,854,441

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.53%
BANK5 Series 2023-5YR2 Class A3	6.656%	#(f)	7/15/2056	150,000	160,353
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	200,000	201,793

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(f)	2/15/2051	$30,000	$29,142
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	60,000	56,475
Benchmark Mortgage Trust Series 2024-V5 Class A3	5.805%		1/10/2057	120,000	125,778
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	300,000	315,455
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(f)	11/15/2056	110,000	120,349
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.062% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	131,422	130,765
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.90% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	128,179	127,212
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.539% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	174,962	175,210
BX Trust Series 2022-LBA6 Class A†	6.097% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	150,000	149,166
BX Trust Series 2022-PSB Class A†	7.548% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	159,598	160,196
BX Trust Series 2024-CNYN Class A†	6.538% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	197,815	197,923
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.209%	#(f)	11/10/2049	170,988	2,699
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.78%	#(f)	12/10/2054	168,007	1,888
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.439%	#(f)	6/10/2048	844,189	944
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	310,000	302,975
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(g)	0.219%	#(f)	9/10/2047	2,000,000	21
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	4,968	4,960
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	190,000	188,407
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(g)	0.49%	#(f)	7/10/2050	57,494	43

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.477%	#(f)	8/10/2049	$44,018	$654
CONE Trust Series 2024-DFW1 Class A†	6.738% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	100,000	100,177
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.686%	#(f)	9/15/2037	978,382	1,550
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A3	3.447%		8/15/2048	218,201	216,087
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	2.018%	#(f)	1/15/2049	587,329	10,696
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.546%	#(f)	8/10/2049	156,501	2,905
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	4,639	4,483
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.116%	#(f)	12/10/2036	3,140,000	3,013
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.363% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	221,097	224,604
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.48% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	161,129	163,793
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.38% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	20,558	20,704
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.58% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	56,594	57,955
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	6.53% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	192,929	193,285

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	6.53% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	$130,774	$131,033
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M1†	6.413% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	131,847	131,957
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1A1†	6.28% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	107,789	107,878
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.48% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	89,115	89,131
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.83% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	212,338	218,089
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.78% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	103,649	105,579
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(g)	0.244%	#(f)	2/10/2037	1,590,000	5,088
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.461% (1 mo. USD Term SOFR + 1.36%)	#	11/15/2036	100,000	99,104
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.512% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	100,000	92,579
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.262% (1 mo. USD Term SOFR + 6.16%)	#	5/15/2026	100,000	18,910
GS Mortgage Securities Trust Series 2015-GS1 Class XB(g)	0.325%	#(f)	11/10/2048	1,082,000	2,431
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	100,000	38,637
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	100,000	20,000
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(g)	1.417%	#(f)	8/5/2034	536,141	72

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	$200,000	$66,894
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.705%	#(f)	12/15/2049	757,460	6,881
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	1.093%	#(f)	9/15/2050	706,121	15,632
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.594% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	90,000	60,978
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.294% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	24,000	14,576
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.694% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	18,000	10,048
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(g)	0.965%	#(f)	1/15/2048	385,488	8
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.554%	#(f)	7/15/2048	664,060	1,248
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	688,978	672,532
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.987% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	110,000	110,391
KIND Trust Series 2021-KIND Class A†	6.165% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	158,675	156,280
LBA Trust Series 2024-7IND Class A†	6.543% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	90,000	90,090
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(g)	1.828%	#(f)	3/10/2049	501,702	6,059
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	38,242	38,044
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(g)	0.675%	#(f)	7/15/2050	339,260	556
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	50,000	49,298
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.403%	#(f)	11/15/2049	759,219	13,944

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	$1,785	$1,773
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	1.014%	#(f)	8/15/2049	1,000,000	14,528
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	270,000	262,413
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	2,160	2,124
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.497% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	300,000	298,227
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	77,000	1,615
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	5.919% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	16,686	16,602
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(g)	0.456%	#(f)	2/15/2041	4,149,000	56,353
Shops at Crystals Trust Series 2016-CSTL Class XB†(g)	0.328%	#(f)	7/5/2036	1,000,000	3,228
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.097% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	150,000	148,803
Towd Point Mortgage Trust Series 20219-HY1 Class M2†	6.969% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	130,000	135,163
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,493
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(g)	0.096%	#(f)	6/15/2048	2,000,000	558
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A4	3.498%		7/15/2058	290,000	287,064
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	57,380	56,654
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(g)	0.781%	#(f)	9/15/2048	770,821	1,916
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.849%	#(f)	8/15/2049	878,211	18,548
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	28,963
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	150,000	158,422
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,799,950)					7,337,054

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 2.75%
U.S. Treasury Notes (cost $3,650,516)	3.75%	8/31/2026	$3,641,000	$3,646,547
Total Long-Term Investments (cost $136,529,348)				137,656,726

SHORT-TERM INVESTMENTS 1.29%

Repurchase Agreements 1.29%
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $514,400 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $533,016; proceeds: $522,423 (cost $522,389)			522,389	522,389
Repurchase Agreement dated 9/30/2024, 4.850% due 10/1/2024 with TD Securities collateralized by $1,331,900 of U.S. Treasury Note at 0.500% due 8/31/2027; value: $1,221,429; proceeds: $1,197,161 (cost $1,197,000)			1,197,000	1,197,000
Total Repurchase Agreements (cost $1,719,389)				1,719,389
Total Investments in Securities 104.94% (cost $138,248,737)				139,376,115
Other Assets and Liabilities – Net(i) (4.94)%				(6,564,702)
Net Assets 100.00%				$132,811,413

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $71,185,711, which represents 53.60% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (g) Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Buy Protection at September 30, 2024(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	$657,000	$13,487	$1,399	$14,886

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,399. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at September 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	$8,752,000	$100	$181,794	$181,894
Goldman Sachs(2)	12-Month USD SOFR Index	4.718%	9/28/2025	8,568,000	–	71,199	71,199
Goldman Sachs(2)	12-Month USD
	SOFR Index	5.013%	3/7/2025	13,055,000	(32)	27,523	27,491
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$68	$280,516	$280,584

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	$6,974,000	$ (21,676)	$(118,813)	$(140,489)

SOFR Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$299,000	$779
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	600,000	2,486
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$3,265

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs	2.000%	CPI Urban Consumer NSA	7/18/2025	$1,300,000	$(2,175)

NSA Non-seasonally adjusted.

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2024	109	Long	$22,693,887	$22,698,398	$4,511

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2024	99	Short	(10,887,800)	(10,878,398)	$9,402
Total Unrealized Appreciation on Futures Contracts						$13,913

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME PORTFOLIO September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$32,323,753	$–	$32,323,753
Corporate Bonds	–	81,578,507	–	81,578,507
Floating Rate Loans	–	4,799,521	–	4,799,521
Foreign Government Obligations	–	784,018	–	784,018
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	332,885	–	332,885
Government Sponsored Enterprises Pass-Throughs	–	6,854,441	–	6,854,441
Non-Agency Commercial Mortgage-Backed Securities	–	7,337,054	–	7,337,054
U.S. Treasury Obligations	–	3,646,547	–	3,646,547
Short-Term Investments
Repurchase Agreements	–	1,719,389	–	1,719,389
Total	$–	$139,376,115	$–	$139,376,115
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$14,886	$–	$14,886
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	280,584	–	280,584
Liabilities	–	(140,489)	–	(140,489)
Centrally Cleared CPI Swap Contracts
Assets	–	3,265	–	3,265
Liabilities	–	(2,175)	–	(2,175)
Futures Contracts
Assets	13,913	–	–	13,913
Liabilities	–	–	–	–
Total	$13,913	$156,071	$–	$169,984

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 113.22%

ASSET-BACKED SECURITIES 17.25%

Automobiles 6.93%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$1,800,000	$1,825,537
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	1,225,000	1,251,002
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,157,771
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	1,215,000	1,238,257
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	1,031,330	1,022,320
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	2,675,000	2,724,607
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,675,000	1,720,212
Enterprise Fleet Financing LLC Series 2024-3 Class A4†	5.06%	3/20/2031	1,470,000	1,506,149
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	2,248,861	2,263,989
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	900,802
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,845,000	1,873,312
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	1,270,000	1,241,099
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	1,003,684	1,001,948
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	1,551,216	1,551,594
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	2,045,000	2,080,597
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	1,330,000	1,375,993
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	1,745,000	1,768,308
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	1,300,000	1,310,584
GM Financial Automobile Leasing Trust Series 2024-3 Class A3(a)	4.21%	10/20/2027	1,630,000	1,628,804
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	925,979	931,108
Santander Consumer Auto Receivables Trust Series 2021-AA Class E†	3.28%	3/15/2027	1,386,000	1,355,500
Santander Drive Auto Receivables Trust Series 2020-3 Class D	1.64%	11/16/2026	206,550	205,964
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	3,670,000	3,793,342

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	$1,755,000	$1,769,237
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	1,655,000	1,728,376
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	1,980,000	2,000,781
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	1,860,000	1,882,135
Total					44,109,328

Credit Card 2.86%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	1,050,000	1,104,379
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	9,540,000	9,458,152
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	2,530,000	2,599,926
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	1,150,000	1,172,622
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	1,925,000	1,914,118
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	1,860,000	1,915,147
Total					18,164,344

Other 7.46%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,000,000	1,004,291
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,510,000	2,562,432
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,130,000	1,145,408
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	485,000	491,613
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.561% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	1,099,518	1,100,721
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	498,011	498,227
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,505,000	1,526,470
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.182% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036	710,000	718,142

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036	$1,330,000	$1,366,704
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%)	#	4/15/2037	2,080,000	2,091,765
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	7.265% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	1,950,000	1,959,932
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.735% (3 mo. USD Term SOFR + 2.45%)	#	1/25/2036	1,270,000	1,274,605
Barings CLO Ltd. Series 2019-3A Class A1R†	6.614% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	983,724	984,895
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.842% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	407,679	407,297
Carlyle U.S. CLO Ltd. Series 2021-1A Class A1†	6.703% (3 mo. USD Term SOFR + 1.40%)	#	4/15/2034	2,860,000	2,862,713
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.282% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	1,100,000	1,111,501
CIFC Funding Ltd. Series 2024-4A Class D1†	2.95% (3 mo. USD Term SOFR + 2.95%)	#	10/16/2037	700,000	700,000
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050	696,000	673,265
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.118% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035	820,000	830,393
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.636% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033	1,210,000	1,213,740
Elmwood CLO XII Ltd. Series 2021-5A Class D1R†(a)	1.00% (3 mo. USD Term SOFR + 3.10%)	#	10/15/2037	1,210,000	1,210,000
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2014-19A Class C†	7.632% (3 mo. USD Term SOFR + 2.35%)	#	4/20/2037	940,000	948,767
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.782% (3 mo. USD Term SOFR + 2.50%)	#	1/20/2034	1,430,000	1,435,504

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	10.529% (3 mo. USD Term SOFR + 5.25%)	#	1/18/2037	$870,000	$903,164
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028	2,565,000	2,633,309
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,840,000	1,765,189
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	1,400,000	1,319,354
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.892% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	1,115,028	1,115,725
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	154,323	154,268
MF1 LLC Series 2024-FL14 Class A†	6.702% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	1,430,000	1,431,158
Mountain View CLO LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	88,716	88,743
Neuberger Berman Loan Advisers CLO Ltd. Series 2024-57A Class D1†(a)	7.89% (3 mo. USD Term SOFR + 2.90%)	#	10/24/2038	620,000	620,000
OCP CLO Ltd. Series 2014-7A Class A1RR†	6.664% (3 mo. USD Term SOFR + 1.38%)	#	7/20/2029	315,953	316,164
Orchard Park CLO Ltd. Series 2024-1A Class D1†(a)	1.00% (3 mo. USD Term SOFR + 2.95%)	#	10/20/2037	760,000	760,000
Palmer Square CLO Ltd. Series 2023-1A Class D†	10.582% (3 mo. USD Term SOFR + 5.30%)	#	1/20/2036	750,000	758,649
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	1,205,000	1,207,472
RR Ltd. Series 2022-24A Class A2R†	7.701% (3 mo. USD Term SOFR + 2.40%)	#	1/15/2036	1,410,000	1,418,513
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	1,052,362	1,032,711
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.814% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	2,004,915	2,006,812
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	685,338	595,175
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	1,180,000	1,181,646
Total					47,426,437
Total Asset-Backed Securities (cost $108,895,544)					109,700,109

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 43.70%

Aerospace/Defense 0.36%
Boeing Co.†	6.528%		5/1/2034	$943,000	$1,012,445
Boeing Co.†	6.858%		5/1/2054	568,000	623,855
Bombardier, Inc. (Canada)†(b)	7.25%		7/1/2031	636,000	673,164
Total					2,309,464

Agriculture 0.79%
BAT Capital Corp.	5.834%		2/20/2031	601,000	637,770
Imperial Brands Finance PLC (United Kingdom)†(b)	5.50%		2/1/2030	2,002,000	2,067,406
Philip Morris International, Inc.	5.625%		11/17/2029	1,250,000	1,327,818
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027	1,000,000	1,009,321
Total					5,042,315

Airlines 0.25%
American Airlines, Inc.†	7.25%		2/15/2028	934,000	956,898
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	7.875%		5/1/2027	656,000	640,897
Total					1,597,795

Auto Manufacturers 1.50%
Ford Motor Co.	9.625%		4/22/2030	901,000	1,068,677
Ford Motor Credit Co. LLC	2.70%		8/10/2026	595,000	571,982
Ford Motor Credit Co. LLC	3.375%		11/13/2025	798,000	783,023
Ford Motor Credit Co. LLC	4.134%		8/4/2025	732,000	725,414
Ford Motor Credit Co. LLC	6.125%		3/8/2034	1,316,000	1,332,923
Ford Motor Credit Co. LLC	7.20%		6/10/2030	831,000	895,746
General Motors Financial Co., Inc.	5.60%		6/18/2031	1,291,000	1,326,262
Hyundai Capital America†	1.80%		10/15/2025	1,025,000	996,190
Hyundai Capital America†	5.40%		1/8/2031	422,000	436,465
Hyundai Capital America†	5.80%		6/26/2025	611,000	615,568
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	742,000	785,417
Total					9,537,667

Banks 10.34%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	800,000	700,435
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%)	#	9/13/2029	1,224,000	1,310,282
Akbank TAS (Turkey)†(b)	7.498%		1/20/2030	575,000	594,127
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	2,750,000	2,540,337

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	$3,996,000	$3,949,581
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,117,815
BNP Paribas SA (France)†(b)	2.219% (SOFR + 2.07%)	#	6/9/2026	1,914,000	1,877,608
BNP Paribas SA (France)†(b)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	1,296,000	1,262,387
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	2,186,000	2,164,411
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	2,173,000	2,128,740
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	1,070,000	1,110,059
Danske Bank AS (Denmark)†(b)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	1,570,000	1,575,329
Freedom Mortgage Corp.†	12.25%		10/1/2030	556,000	623,198
Intesa Sanpaolo SpA (Italy)†(b)	6.625%		6/20/2033	1,782,000	1,949,135
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	1,436,000	1,410,266
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035	705,000	766,791
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	978,000	970,432
Macquarie Bank Ltd. (Australia)†(b)	3.624%		6/3/2030	516,000	482,385
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032	2,044,000	1,780,911
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	1,500,000	1,508,687
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	760,000	762,666
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	1,171,000	1,008,524
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	3,004,000	3,011,259
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	907,000	914,144
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	713,000	740,678
NatWest Group PLC (United Kingdom)(b)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	430,000	436,815
NatWest Group PLC (United Kingdom)(b)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	1,205,000	1,240,938

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(b)	8.125% (5 yr. CMT + 3.75%)	#	–	(c)	$547,000	$598,107
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		873,000	910,713
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035		1,793,000	1,901,616
Toronto-Dominion Bank (Canada)(b)	5.146% (5 yr. CMT + 1.50%)	#	9/10/2034		737,000	745,879
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		1,332,000	1,403,752
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		1,407,000	1,406,555
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		1,470,000	1,467,586
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		1,349,000	1,430,508
UBS Group AG (Switzerland)†(b)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027		1,127,000	1,079,056
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027		1,717,000	1,623,001
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027		869,000	871,501
UBS Group AG (Switzerland)†(b)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033		1,507,000	1,526,064
UBS Group AG (Switzerland)†(b)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027		662,000	689,148
UBS Group AG (Switzerland)†(b)	6.373% (SOFR + 3.34%)	#	7/15/2026		1,500,000	1,516,627
UBS Group AG (Switzerland)†(b)	6.442% (SOFR + 3.70%)	#	8/11/2028		2,000,000	2,104,413
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026		1,422,000	1,399,106
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028		3,925,000	3,732,797
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025		1,573,000	1,568,742
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028		1,873,000	1,836,963
Total						65,750,074

Beverages 0.11%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034		687,000	724,355

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.41%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	$651,000	$679,444
Sisecam U.K. PLC (United Kingdom)†(b)	8.625%	5/2/2032	623,000	641,653
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	631,000	633,925
Standard Industries, Inc.†	4.375%	7/15/2030	719,000	681,060
Total				2,636,082

Chemicals 0.88%
Celanese U.S. Holdings LLC	6.05%	3/15/2025	2,042,000	2,047,210
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	2,351,000	2,269,635
NOVA Chemicals Corp. (Canada)†(b)	9.00%	2/15/2030	554,000	600,741
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	697,469
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	14,000	13,863
Total				5,628,918

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	709,000	643,574

Commercial Services 0.81%
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.00%	7/30/2027	670,000	641,860
Allied Universal Holdco LLC†	7.875%	2/15/2031	633,000	647,146
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	749,000	670,077
Block, Inc.†	6.50%	5/15/2032	761,000	793,394
Global Payments, Inc.	4.95%	8/15/2027	1,579,000	1,605,556
GXO Logistics, Inc.	6.50%	5/6/2034	727,000	773,781
Total				5,131,814

Computers 0.22%
Amentum Escrow Corp.†	7.25%	8/1/2032	394,000	411,552
McAfee Corp.†	7.375%	2/15/2030	1,005,000	981,219
Total				1,392,771

Cosmetics/Personal Care 0.60%
Perrigo Finance Unlimited Co. (Ireland)(b)	6.125%	9/30/2032	381,000	384,198
Unilever Capital Corp.	4.625%	8/12/2034	3,363,000	3,413,082
Total				3,797,280

Distribution/Wholesale 0.16%
Mitsubishi Corp. (Japan)†(b)	5.125%	7/17/2034	999,000	1,036,489

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 2.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	4.95%		9/10/2034	$1,670,000	$1,661,637
Air Lease Corp.	5.20%		7/15/2031	916,000	936,841
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	1,042,532
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	782,540
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,926,474
Aviation Capital Group LLC†	6.375%		7/15/2030	1,471,000	1,577,332
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%		2/21/2026	2,500,000	2,406,026
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026	1,300,000	1,287,060
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%		11/15/2029	965,000	996,338
LPL Holdings, Inc.†	4.00%		3/15/2029	1,291,000	1,236,355
Navient Corp.	4.875%		3/15/2028	1,308,000	1,265,570
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	913,000	897,406
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	592,414
Nuveen LLC†	5.85%		4/15/2034	936,000	991,706
Total					17,600,231

Electric 4.33%
AES Corp.†	3.95%		7/15/2030	1,138,000	1,088,139
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051	984,997	778,874
Alpha Generation LLC†	6.75%		10/15/2032	320,000	324,711
Appalachian Power Co.	5.65%		4/1/2034	1,003,000	1,055,238
Ausgrid Finance Pty. Ltd. (Australia)†(b)	4.35%		8/1/2028	1,320,000	1,311,931
Centrais Eletricas Brasileiras SA (Brazil)†(b)	6.50%		1/11/2035	980,000	984,655
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	448,000	475,922
Enel Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	914,000	936,557
Entergy Louisiana LLC	5.15%		9/15/2034	1,979,000	2,039,956
Entergy Louisiana LLC	5.70%		3/15/2054	960,000	1,023,213
Entergy Texas, Inc.	5.55%		9/15/2054	524,000	543,615
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple (Mexico)†(b)	7.25%		1/31/2041	574,000	599,514
FirstEnergy Transmission LLC†	5.00%		1/15/2035	447,000	454,111
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,862,512
IPALCO Enterprises, Inc.	5.75%		4/1/2034	870,000	912,401
Lightning Power LLC†	7.25%		8/15/2032	613,000	645,119
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	970,488	958,434

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Narragansett Electric Co.†	5.35%	5/1/2034	$1,005,000	$1,046,972
National Grid PLC (United Kingdom)(b)	5.809%	6/12/2033	1,858,000	1,988,268
Niagara Energy SAC (Peru)†(a)(b)	5.746%	10/3/2034	420,000	421,443
NRG Energy, Inc.†	4.45%	6/15/2029	537,000	525,425
Oglethorpe Power Corp.†	5.80%	6/1/2054	620,000	652,636
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	1,183,000	1,276,211
Public Service Electric & Gas Co.	4.85%	8/1/2034	2,181,000	2,230,599
Union Electric Co.(a)	5.125%	3/15/2055	606,000	605,279
Virginia Electric & Power Co.	5.05%	8/15/2034	1,793,000	1,841,362
Vistra Operations Co. LLC†	7.75%	10/15/2031	591,000	636,724
Wisconsin Electric Power Co.	5.05%	10/1/2054	291,000	289,374
Total				27,509,195

Electronics 0.10%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	617,000	645,088

Energy-Alternate Sources 0.13%
Greenko Dutch BV (Netherlands)†(b)	3.85%	3/29/2026	844,480	816,507

Engineering & Construction 0.30%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	7.00%	6/30/2034	381,000	399,337
IRB Infrastructure Developers Ltd. (India)†(b)	7.11%	3/11/2032	776,000	808,398
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	672,455
Total				1,880,190

Entertainment 0.27%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	592,755
Warnermedia Holdings, Inc.	3.788%	3/15/2025	1,114,000	1,107,056
Total				1,699,811

Forest Products & Paper 0.07%
LD Celulose International GmbH (Austria)†(a)(b)	7.95%	1/26/2032	456,000	468,255

Gas 0.42%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,421,549
National Fuel Gas Co.	5.50%	1/15/2026	1,250,000	1,261,782
Total				2,683,331

Hand/Machine Tools 0.21%
Regal Rexnord Corp.	6.05%	2/15/2026	1,336,000	1,357,179

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.40%
Solventum Corp.†	5.45%	3/13/2031	$1,284,000	$1,324,168
Solventum Corp.†	5.60%	3/23/2034	1,160,000	1,201,725
Total				2,525,893

Health Care-Services 1.42%
Centene Corp.	2.45%	7/15/2028	2,405,000	2,216,880
Centene Corp.	3.375%	2/15/2030	1,578,000	1,455,345
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	1,507,000	1,388,136
DaVita, Inc.†	4.625%	6/1/2030	723,000	689,767
DaVita, Inc.†	6.875%	9/1/2032	618,000	638,953
HCA, Inc.	5.45%	9/15/2034	428,000	440,551
LifePoint Health, Inc.†	9.875%	8/15/2030	911,000	1,004,154
UnitedHealth Group, Inc.	5.625%	7/15/2054	799,000	857,803
Universal Health Services, Inc.	5.05%	10/15/2034	360,000	353,523
Total				9,045,112

Holding Companies-Diversified 0.11%
Stena International SA (Luxembourg)†(b)	7.25%	1/15/2031	642,000	675,241

Insurance 1.75%
Assurant, Inc.	2.65%	1/15/2032	595,000	513,336
Athene Global Funding†	5.62%	5/8/2026	2,192,000	2,227,327
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,292,000	1,335,383
CNO Global Funding†	5.875%	6/4/2027	1,145,000	1,179,788
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,678,990
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%	2/15/2031	708,000	735,286
Jackson National Life Global Funding†(a)	4.60%	10/1/2029	1,025,000	1,022,696
New York Life Global Funding†	4.55%	1/28/2033	1,027,000	1,031,731
Principal Life Global Funding II†	5.10%	1/25/2029	1,369,000	1,411,429
Total				11,135,966

Internet 0.37%
Meituan (China)†(a)(b)	4.625%	10/2/2029	926,000	921,512
Prosus NV (Netherlands)†(b)	3.257%	1/19/2027	1,460,000	1,408,888
Total				2,330,400

Iron-Steel 0.22%
ATI, Inc.	7.25%	8/15/2030	626,000	667,208
Vale Overseas Ltd. (Brazil)(b)	6.40%	6/28/2054	670,000	706,466
Total				1,373,674

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.32%
Carnival Corp.†	6.00%	5/1/2029	$618,000	$626,544
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	752,000	771,408
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	639,000	663,259
Total				2,061,211

Lodging 0.34%
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	890,000	907,423
MGM China Holdings Ltd. (Macau)(b)	4.75%	2/1/2027	650,000	632,334
Wynn Macau Ltd. (Macau)†(b)	5.625%	8/26/2028	670,000	651,007
Total				2,190,764

Machinery-Diversified 0.37%
nVent Finance SARL (Luxembourg)(b)	4.55%	4/15/2028	2,361,000	2,364,950

Media 0.95%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	700,000	644,411
CSC Holdings LLC†	11.75%	1/31/2029	618,000	597,739
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	673,000	661,248
Discovery Communications LLC	3.95%	3/20/2028	786,000	748,799
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,750,000	1,597,708
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	1/22/2030	550,000	520,378
Gray Television, Inc.†	7.00%	5/15/2027	680,000	668,918
Univision Communications, Inc.†	8.50%	7/31/2031	609,000	610,945
Total				6,050,146

Mining 1.36%
Anglo American Capital PLC (United Kingdom)†(b)	3.875%	3/16/2029	1,083,000	1,051,902
Antofagasta PLC (Chile)†(b)	6.25%	5/2/2034	1,175,000	1,251,099
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	1,086,000	1,015,811
Freeport Indonesia PT (Indonesia)(b)	6.20%	4/14/2052	690,000	734,869
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,153,198
Glencore Funding LLC†	5.634%	4/4/2034	1,449,000	1,513,111
Glencore Funding LLC†	6.375%	10/6/2030	570,000	619,999
Hecla Mining Co.	7.25%	2/15/2028	625,000	637,982
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.50%	10/6/2028	617,000	643,278
Total				8,621,249

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	631,346

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 4.38%
Aethon United BR LP/Aethon
United Finance Corp.†(a)	7.50%	10/1/2029	$796,000	$807,112
Antero Resources Corp.†	7.625%	2/1/2029	1,160,000	1,199,261
Apache Corp.	4.25%	1/15/2030	709,000	682,927
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	874,000	906,592
California Resources Corp.†	8.25%	6/15/2029	642,000	654,736
CITGO Petroleum Corp.†	8.375%	1/15/2029	618,000	643,555
Civitas Resources, Inc.†	8.375%	7/1/2028	597,000	621,309
CNX Resources Corp.†	6.00%	1/15/2029	645,000	649,006
Comstock Resources, Inc.†	6.75%	3/1/2029	603,000	589,198
Continental Resources, Inc.†	5.75%	1/15/2031	3,750,000	3,838,124
Cosan Luxembourg SA (Luxembourg)†(b)	7.25%	6/27/2031	545,000	572,625
Coterra Energy, Inc.	5.60%	3/15/2034	588,000	608,676
Crescent Energy Finance LLC†	7.375%	1/15/2033	646,000	636,344
Devon Energy Corp.	5.20%	9/15/2034	1,061,000	1,056,946
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	578,000	604,414
Ecopetrol SA (Colombia)(b)	8.375%	1/19/2036	879,000	899,327
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	622,000	654,677
EQT Corp.	5.75%	2/1/2034	983,000	1,010,905
EQT Corp.	7.00%	2/1/2030	2,389,000	2,610,009
Medco Maple Tree Pte. Ltd. (Singapore)†(b)	8.96%	4/27/2029	600,000	634,873
Occidental Petroleum Corp.	6.625%	9/1/2030	2,000,000	2,158,952
Ovintiv, Inc.	6.50%	2/1/2038	1,010,000	1,082,926
Permian Resources Operating LLC†	6.25%	2/1/2033	376,000	382,343
SM Energy Co.†	6.75%	8/1/2029	1,246,000	1,252,135
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,297,000	1,233,205
Valaris Ltd.†	8.375%	4/30/2030	896,000	923,668
Vital Energy, Inc.†	7.875%	4/15/2032	950,000	920,978
Total				27,834,823

Packaging & Containers 0.25%
LABL, Inc.†	9.50%	11/1/2028	900,000	931,076
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	632,000	648,627
Total				1,579,703

Pharmaceuticals 0.98%
Bayer Corp.†	6.65%	2/15/2028	670,000	706,133
Bayer U.S. Finance LLC†	6.375%	11/21/2030	1,065,000	1,140,521
CVS Health Corp.	3.25%	8/15/2029	3,378,000	3,192,108

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031	$724,000	$682,574
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	515,000	495,408
Total					6,216,744

Pipelines 1.39%
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	619,358
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	845,000	842,845
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	792,938
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	1,449,000	1,624,326
EQM Midstream Partners LP†	7.50%		6/1/2030	580,000	637,397
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	857,000	695,922
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	587,000	608,390
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	599,000	617,752
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	667,468
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	492,000	492,480
Venture Global LNG, Inc.†	8.375%		6/1/2031	1,159,000	1,224,606
Total					8,823,482

REITS 1.43%
American Tower Corp.	2.95%		1/15/2025	497,000	493,713
American Tower Corp.	3.80%		8/15/2029	2,150,000	2,092,484
Crown Castle, Inc.	3.30%		7/1/2030	2,250,000	2,104,945
EPR Properties	4.50%		6/1/2027	522,000	514,524
EPR Properties	4.95%		4/15/2028	511,000	506,645
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	697,000	672,410
VICI Properties LP	6.125%		4/1/2054	479,000	502,482
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	1,330,000	1,318,049
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	910,000	893,475
Total					9,098,727

Retail 0.26%
Home Depot, Inc.	5.30%		6/25/2054	570,000	599,502
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	258,000	254,959
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029	596,000	588,932
Walgreens Boots Alliance, Inc.	8.125%		8/15/2029	191,000	190,827
Total					1,634,220

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.63%
Broadcom, Inc.†	4.15%		4/15/2032	$983,000	$954,006
Broadcom, Inc.	5.15%		11/15/2031	1,344,000	1,395,321
Micron Technology, Inc.	5.30%		1/15/2031	726,000	754,603
SK Hynix, Inc. (South Korea)†(b)	5.50%		1/16/2029	872,000	900,651
Total					4,004,581

Software 0.78%
Atlassian Corp. (Australia)(b)	5.50%		5/15/2034	835,000	874,208
Cadence Design Systems, Inc.	4.70%		9/10/2034	876,000	881,803
Cloud Software Group, Inc.†	6.50%		3/31/2029	679,000	676,156
Cloud Software Group, Inc.†	9.00%		9/30/2029	650,000	662,006
Elastic NV†	4.125%		7/15/2029	695,000	650,017
Workday, Inc.	3.80%		4/1/2032	1,290,000	1,225,065
Total					4,969,255

Telecommunications 0.54%
Altice France SA (France)†(b)	8.125%		2/1/2027	676,000	553,342
Sprint Capital Corp.	6.875%		11/15/2028	520,000	568,153
T-Mobile USA, Inc.	3.875%		4/15/2030	1,750,000	1,702,280
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	713,000	638,394
Total					3,462,169

Transportation 0.22%
Rand Parent LLC†	8.50%		2/15/2030	935,000	954,484
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	432,000	450,633
Total					1,405,117
Total Corporate Bonds (cost $273,492,101)					277,923,158

FLOATING RATE LOANS(d) 0.69%

Diversified Financial Services 0.13%
Nuvei Technologies Corp. USD Term Loan (Canada)(b)	7.955% (1 mo. USD Term SOFR + 3.00%)		12/19/2030	834,723	836,960

Engineering & Construction 0.14%
AECOM 2024 Term Loan B	6.72% (1 mo. USD Term SOFR + 1.88%)		4/18/2031	862,837	870,659

Insurance 0.08%
Asurion LLC 2020 Term Loan B8	8.21% (1 mo. USD Term SOFR + 3.25%)	(e)	12/23/2026	536,399	536,576

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.20%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.605% (1 mo. USD Term SOFR + 1.75%)		11/8/2030	$1,264,229	$1,265,386

Media 0.14%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)		2/1/2027	883,721	883,628
Total Floating Rate Loans (cost $4,396,046)					4,393,209

FOREIGN GOVERNMENT OBLIGATIONS(b) 2.70%

Angola 0.11%
Angola Government International Bonds†	8.25%		5/9/2028	775,000	737,377

Canada 0.93%
Ontario Teachers’ Finance Trust†	4.625%		4/10/2029	5,761,000	5,934,454

Colombia 0.16%
Colombia Government International Bonds	7.50%		2/2/2034	955,000	993,233

Japan 1.20%
Japan Finance Organization for Municipalities†	5.00%		4/23/2029	7,326,000	7,647,278

Mexico 0.13%
Mexico Government International Bonds	4.875%		5/19/2033	843,000	809,488

Peru 0.08%
Peru Government International Bonds	5.375%		2/8/2035	478,000	490,792

Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	640,000	552,624
Total Foreign Government Obligations (cost $16,640,886)					17,165,246

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.32%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	1,648,000	1,485,114
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(f)	8/25/2032	2,510,000	2,345,356
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,848,884

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.13% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	$1,432,457	$1,449,085
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.53% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	1,238,984	1,239,798
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,153,227)					8,368,237

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.70%
Fannie Mae or Freddie Mac(g)	2.50%		TBA	1,710,000	1,477,949
Fannie Mae or Freddie Mac(g)	3.50%		TBA	3,606,000	3,361,030
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,819,023	1,517,683
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050	1,934,557	1,768,463
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	928,018	889,757
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 – 8/1/2052	5,075,212	5,136,531
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 – 9/1/2039	5,007,523	5,222,701
Federal National Mortgage Association	2.00%		9/1/2035 – 2/1/2036	3,268,845	3,013,726
Federal National Mortgage Association	2.50%		8/1/2035 – 5/1/2052	29,796,074	26,463,919
Federal National Mortgage Association	3.00%		12/1/2048	3,194,584	2,922,714
Federal National Mortgage Association	3.50%		7/1/2045 – 4/1/2052	3,461,890	3,270,418
Federal National Mortgage Association	4.00%		5/1/2052 – 6/1/2052	3,992,884	3,884,002
Federal National Mortgage Association	5.00%		7/1/2052 – 8/1/2052	3,532,020	3,578,083
Federal National Mortgage Association	6.00%		2/1/2039	392,815	409,952
Federal National Mortgage Association	6.756% (1 yr. USD RFUCCT + 1.80%)	#	3/1/2042	54,436	56,591
Government National Mortgage Association(g)	2.00%		TBA	1,644,000	1,394,187
Government National Mortgage Association(g)	2.50%		TBA	4,269,000	3,765,544
Government National Mortgage Association(g)	3.00%		TBA	8,750,000	7,984,875
Government National Mortgage Association(g)	3.50%		TBA	8,159,000	7,668,538
Government National Mortgage Association(g)	4.00%		TBA	3,922,000	3,793,349
Government National Mortgage Association(g)	4.50%		TBA	4,098,000	4,046,214
Government National Mortgage Association(g)	5.00%		TBA	3,218,000	3,222,811

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(g)	5.50%		TBA	$9,181,000	$9,270,567
Government National Mortgage Association(g)	6.00%		TBA	10,076,000	10,243,022
Government National Mortgage Association(g)	6.50%		TBA	3,088,000	3,158,321
Uniform Mortgage-Backed Security(g)	2.00%		TBA	6,171,000	5,110,594
Uniform Mortgage-Backed Security(g)	4.00%		TBA	3,360,000	3,229,235
Uniform Mortgage-Backed Security(g)	4.50%		TBA	2,367,000	2,327,195
Uniform Mortgage-Backed Security(g)	5.00%		TBA	933,000	932,574
Uniform Mortgage-Backed Security(g)	5.50%		TBA	21,805,000	22,176,103
Uniform Mortgage-Backed Security(g)	6.00%		TBA	1,978,000	2,029,415
Uniform Mortgage-Backed Security(g)	6.50%		TBA	5,353,000	5,516,907
Uniform Mortgage-Backed Security(g)	7.00%		TBA	4,421,000	4,593,244
Total Government Sponsored Enterprises Pass-Throughs (cost $164,864,162)					163,436,214

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.68%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	500,000	519,950
BANK5 Series 2023-5YR2 Class A3	6.656%	#(f)	7/15/2056	760,000	812,458
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	1,294,640	1,091,263
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.522% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	288,000	47,716
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(f)	9/15/2056	1,200,000	1,318,659
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	1,450,000	1,548,463
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	880,000	931,471
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(f)	3/25/2060	24,220	23,287
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.90% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	345,441	342,836
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.539% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	1,526,055	1,528,218
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.488% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	758,145	759,244
BX Trust Series 2024-VLT4 Class A†	6.588% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	1,240,000	1,241,939
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(f)	8/25/2064	1,087,633	991,109

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(f)	12/25/2064	$870,000	$806,914	(h)
CIM Trust Series 2021-J3 Class A1†	2.50%	#(f)	6/25/2051	1,959,040	1,647,869
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048	1,228,000	1,210,551
CONE Trust Series 2024-DFW1 Class A†	6.738% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	500,000	500,884
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.966% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	330,993	328,531
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.78% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	1,470,000	1,504,098
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.63% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	680,000	713,582
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.93% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	711,599	730,899
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.48% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	692,872	693,310
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.18% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	900,000	964,975
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.563% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	809,684	829,965
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.813% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	850,000	909,728
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.213% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	341,398	343,908
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M2†	7.213% (30 day USD SOFR Average + 1.95%)	#	3/25/2044	1,150,000	1,160,627

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.93% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	$510,000	$512,908
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.58% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	960,326	980,314
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.78% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	1,071,038	1,090,985
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(f)	6/25/2051	1,374,461	1,161,118
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	1,252,537	1,058,119
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.012% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	1,230,000	416,103
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	1,911,103	1,614,463
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	1,606,334	1,356,038
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	2,474,223	2,166,724
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(f)	4/25/2052	1,095,796	926,336
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	2,429,972	2,135,614
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	1,033,300	906,866
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	854,304	749,239
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.987% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	690,000	692,450
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(i)	0.675%	#(f)	7/15/2050	13,570,405	22,246
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(f)	1/26/2060	621	583
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.864%	#(f)	11/25/2059	900,000	693,907
PFP Ltd. Series 2023-10 Class A†	7.448% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	1,449,838	1,456,638

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Rate Mortgage Trust Series 2024-J1 Class A1†	6.00%	#(f)	7/25/2054	$1,929,172	$1,945,993
RCKT Mortgage Trust Series 2024-INV1 Class A1†	6.50%	#(f)	6/25/2054	629,910	637,495
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.913% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	1,530,876	1,528,291
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	17,175	16,822
Sequoia Mortgage Trust Series 2024-7 Class A2†	6.00%	#(f)	8/25/2054	578,723	583,045
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	13,894	13,316
Towd Point Mortgage Trust Series 20219-HY1 Class M2†	6.969% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	670,000	696,610
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(f)	4/25/2065	195,047	182,380
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.788% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	1,080,000	1,081,546
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(f)	9/25/2051	885,132	747,190
Total Non-Agency Commercial Mortgage-Backed Securities (cost $49,212,673)					48,875,793

U.S. TREASURY OBLIGATIONS 14.18%
U.S. Treasury Bonds	2.375%		2/15/2042	8,653,000	6,742,580
U.S. Treasury Bonds	3.875%		2/15/2043	10,532,000	10,163,380
U.S. Treasury Bonds	4.25%		2/15/2054	14,325,000	14,602,547
U.S. Treasury Bonds	4.375%		8/15/2043	3,559,100	3,660,798
U.S. Treasury Bonds	4.50%		2/15/2044	8,092,000	8,446,025
U.S. Treasury Bonds	4.625%		5/15/2044	10,802,000	11,451,808
U.S. Treasury Bonds	4.625%		5/15/2054	5,516,000	5,984,429
U.S. Treasury Notes	4.625%		6/30/2026	13,787,000	14,000,537
U.S. Treasury Notes	4.875%		4/30/2026	14,904,000	15,160,745
Total U.S. Treasury Obligations (cost $88,725,321)					90,212,849
Total Long-Term Investments (cost $714,379,960)					720,074,815

SHORT-TERM INVESTMENTS 3.15%

U.S. TREASURY OBLIGATIONS 1.00%
U.S. Treasury Bills (Cost $6,393,563)	4.74%		11/19/2024	6,434,000	6,393,329

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

Investments	Principal Amount	Fair Value
Repurchase Agreements 2.15%
Repurchase Agreement dated 9/30/2024, 4.880% due 10/1/2024 with Barclays Bank PLC collateralized by $955,700 of U.S. Treasury Bond at 4.250% due 8/15/2054; value: $983,673; proceeds: $964,131 (cost $964,000)	$964,000	$964,000
Repurchase Agreement dated 9/30/2024, 4.880% due 10/1/2024 with Barclays Bank PLC collateralized by $4,884,800 of U.S. Treasury Bond at 4.000% due 2/15/2034; value: $4,996,939; proceeds: $4,897,664 (cost $4,897,000)	4,897,000	4,897,000
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $4,578,900 of U.S. Treasury Note at 4.875% due 5/31/2026; value: $4,743,864; proceeds: $4,651,055 (cost $4,650,744)	4,650,744	4,650,744
Repurchase Agreement dated 9/30/2024, 4.850% due 10/1/2024 with TD Securities collateralized by $3,321,700 of U.S. Treasury Note at 1.500% due 8/15/2026; value: $3,203,061; proceeds: $3,139,423 (cost $3,139,000)	3,139,000	3,139,000
Total Repurchase Agreements (cost $13,650,744)		13,650,744
Total Short-Term Investments (cost $20,044,307)		20,044,073
Total Investments in Securities 116.37% (cost $734,424,267)		740,118,888
Other Assets and Liabilities – Net(j) (16.37)%		(104,097,154)
Net Assets 100.00%		$636,021,734

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $279,644,147, which represents 43.97% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2024

(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2024	35	Long	$4,139,899	$4,140,391	$492
U.S. 2-Year Treasury Note	December 2024	282	Long	58,621,884	58,724,297	102,413
Total Unrealized Appreciation on Futures Contracts						$102,905

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2024	27	Short	$(2,958,791)	$(2,966,836)	$(8,045)
U.S. Ultra Bond	December 2024	159	Long	21,303,814	21,161,906	(141,908)
Total Unrealized Depreciation on Futures Contracts						$(149,953)

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN PORTFOLIO September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$109,700,109	$–	$109,700,109
Corporate Bonds	–	277,923,158	–	277,923,158
Floating Rate Loans	–	4,393,209	–	4,393,209
Foreign Government Obligations	–	17,165,246	–	17,165,246
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,368,237	–	8,368,237
Government Sponsored Enterprises Pass-Throughs	–	163,436,214	–	163,436,214
Non-Agency Commercial Mortgage-Backed Securities	–	48,068,879	806,914	48,875,793
U.S. Treasury Obligations	–	90,212,849	–	90,212,849
Short-Term Investments
U.S. Treasury Obligations	–	6,393,329	–	6,393,329
Repurchase Agreements	–	13,650,744	–	13,650,744
Total	$–	$739,311,974	$806,914	$740,118,888
Other Financial Instruments
Futures Contracts
Assets	$102,905	$–	$–	$102,905
Liabilities	(149,953)	–	–	(149,953)
Total	$(47,048)	$–	$–	$(47,048)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

136	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

The Fund also invests in the Lord Abbett Private Credit Fund 1,L, (“PCF”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at the most recent monthly net asset value (“NAV”). Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward

137

Notes to Schedule of Investments (unaudited)(continued)

exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

138

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the market value loaned and value received for the Funds was as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$43,234	$44,361
Developing Growth Portfolio	482,931	504,686
Fundamental Equity Portfolio	4,430,897	4,534,248
Mid Cap Stock Portfolio	5,359,499	5,483,744

5.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund’s investment in PCF is subject to restrictions on transfer and the Fund currently has no redemption rights. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF.

139

Notes to Schedule of Investments (unaudited)(concluded)

The Fund had the following transactions with the PCF during the period ended September 30, 2024:

Value at 12/31/2023	Contributions	Return of Capital	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 9/30/2024	Dividend Income
–	$ 3,756,669	$ (57,317)	–	$ 12,948	$ 3,712,300	$ 161,526

140

QPHR-SERIES-3Q.

(11/24)